UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 03/31/2015

Item 1 – Report to Stockholders

MARCH 31, 2015

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Total Return Fund	of BlackRock Bond Fund, Inc.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1.  Access the BlackRock website at blackrock.com

2.  Select “Access Your Account”

3.  Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

The Markets in Review

Dear Shareholder,

Market volatility has remained low from a long-term perspective, but increased over the course of 2014 amid higher valuations in risk assets (such as equities and high yield bonds), geopolitical risks, uneven global economic growth and uncertainty around policy moves from the world’s largest central banks. As the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October 2014), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market. Geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile in the middle of the summer, stoking worries about economic growth outside the United States. As the U.S. economy continued to show steady improvement, the stronger data caused concern among investors that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted in the fourth quarter due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became relatively attractive as compared to international sovereign debt.

Equity markets reversed in the first quarter of 2015 and U.S. stocks underperformed international markets, notably Europe and Japan, but also emerging markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. Meanwhile, economic reports in Europe and Asia easily beat investors’ very low expectations for those economies, and accommodative policies from global central banks helped international equities rebound. The ECB’s asset purchase program (announced in January and commenced in March) was the largest in scale and effect on the markets. Overall, market volatility decreased in the first quarter as global risks abated, with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the Eurozone.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.93%	12.73%
U.S. small cap equities (Russell 2000® Index)	14.46	8.21
International equities (MSCI Europe, Australasia, Far East Index)	1.13	(0.92)
Emerging market equities (MSCI Emerging Markets Index)	(2.37)	0.44
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	6.25	9.88
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	3.43	5.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.29	6.60
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.50	2.00

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2015

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Barclays U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended March 31, 2015, the Fund, through its investment in Master Total Return Portfolio (the “Master Portfolio”), outperformed its benchmark, the Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

The largest contributions to performance over the period came from the Master Portfolio’s strategies designed to manage macroeconomic risk, led by long U.S. dollar exposure. The Master Portfolio also received a positive contribution from tactical high yield exposure as yield spreads narrowed during the first quarter of 2015. Positions in structured products and investment grade corporate credit also added to performance.

•	The principal detractors from performance were the Master Portfolio’s duration (sensitivity to interest rate movements) and yield curve positioning during the period.

Describe recent portfolio activity.

•

During the six-month period, the Master Portfolio tactically increased its allocation in high yield through the use of index exposure given an improvement in high yield valuations, while reducing exposure to investment grade corporate issues due to their relative lack of value and low yields. The Master Portfolio also added to securitized assets as a source of income with reduced credit risk. More recently, the Master Portfolio also began to scale back its long dollar exposure with the intention of a re-entry at more favorable levels.

Describe portfolio positioning at period end.

•

The Master Portfolio maintained a reduced risk stance at period end, with a focus on flexibility given the evolution of monetary policy, both in the United States and abroad. In this vein, the Master Portfolio held a significant allocation in more liquid fixed income instruments, while holding a reduced, but meaningful position in lower quality issues for carry (income) purposes. In addition, the Master Portfolio was generally underweight relative to the Barclays U.S. Aggregate Bond Index in government-related sectors in favor of non-government spread sectors. Within spread sectors, the Master Portfolio was most significantly overweight in commercial mortgage-backed securities and asset-backed securities, and maintained a modest overweight in collateralized loan obligations, while remaining underweight in investment grade credit. Within government sectors, the Master Portfolio was underweight in agency debentures and agency mortgage-backed securities (“MBS”). The Master Portfolio also held out-of-index allocations in high yield debt, non-agency MBS, non-US issued sovereign bonds and U.S. Treasury inflation protected securities. The Master Portfolio ended the period with an overall duration slightly lower than that of the benchmark index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including investment advisory and administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended March 31, 2015
				Average Annual Total Returns[4]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
BlackRock	2.59%	2.59%	4.08%	7.60%	N/A	6.48%	N/A	5.05%	N/A
Institutional	2.53	2.52	4.13	7.57	N/A	6.37	N/A	4.93	N/A
Service	2.33	2.33	4.03	7.25	N/A	6.12	N/A	4.67	N/A
Investor A	2.13	2.13	3.97	7.16	2.88%	6.05	5.19%	4.61	4.19%
Investor A1	2.37	2.37	4.07	7.37	6.30	6.24	6.03	4.78	4.68
Investor B	1.70	1.61	3.69	6.62	2.62	5.32	4.99	3.94	3.94
Investor B1	2.18	2.18	3.86	7.10	6.10	5.70	5.70	4.28	4.28
Investor C	1.53	1.47	3.63	6.47	5.47	5.37	5.37	3.93	3.93
Investor C1	1.63	1.63	3.67	6.65	5.65	5.45	5.45	4.03	4.03
Investor C2	1.94	1.92	3.83	6.88	5.88	5.70	5.70	4.27	4.27
Class R	1.94	1.94	3.83	6.88	N/A	5.76	N/A	4.35	N/A
Barclays U.S. Aggregate Bond Index	—	—	3.43	5.72	N/A	4.41	N/A	4.93	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	5

About Fund Performance

•

BlackRock Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, BlackRock Share performance results are those of BlackRock Shares of BlackRock Total Return Portfolio (the “Predecessor Fund”) with no adjustments.

•

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, Institutional Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Institutional Share fees.

•

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to September 24, 2007, Service Share performance results are those of Investor A Shares of the Predecessor Fund restated to reflect Service Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Prior to September 24, 2007, Investor A Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor A Share fees. Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). Prior to September 24, 2007, Investor A1 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor A1 Share fees. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at time of purchase.

•

Investor B Shares are subject to a maximum CDSC of 4.00% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.) Prior to September 24, 2007, Investor B Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor B Share fees.

•

Investor B1 Shares are subject to a maximum CDSC of 1.00%, declining to 0% after three years. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.) Prior to September 24, 2007, Investor B1 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor B1 Share fees. Effective on or about the close of business on July 23, 2015, all issued and outstanding Investor B1 Shares will be converted into Investor A1 Shares.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C Share performance results are those of Investor C Shares of the Predecessor Fund with no adjustments.

•

Investor C1 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C1 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor C1 Share fees.

•

Investor C2 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C2 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor C2 Share fees.

•

Class R Shares are not subject to a maximum initial sales charge (front-end load) or CDSC. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain employer-sponsored retirement plans. Prior to October 2, 2006, Class R Share performance results are those of the Class R Shares of the Predecessor Fund. Prior to the Predecessor Fund Class R Shares inception date, the Class R Share performance is based on the performance of the BlackRock Shares of the Predecessor Fund restated to reflect Class R Share fees.

Investor A1, B, B1, C1 and C2 Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 3 of the Notes to Financial Statements for additional information on waivers and reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

6	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2014 and held through March 31, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
	Actual				Hypothetical[3]
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During the Period[1]	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During the Period[1]	Ending Account Value March 31, 2015	Expenses Paid During the Period[2]
BlackRock	$1,000.00	$1,040.80	$2.14	$1.98	$1,000.00	$1,022.84	$2.12	$1,022.99	$1.97
Institutional	$1,000.00	$1,041.30	$2.49	$2.34	$1,000.00	$1,022.49	$2.47	$1,022.64	$2.32
Service	$1,000.00	$1,040.30	$3.41	$3.26	$1,000.00	$1,021.59	$3.38	$1,021.74	$3.23
Investor A	$1,000.00	$1,039.70	$4.12	$3.97	$1,000.00	$1,020.89	$4.08	$1,021.04	$3.93
Investor A1	$1,000.00	$1,040.70	$3.21	$3.05	$1,000.00	$1,021.79	$3.18	$1,021.94	$3.02
Investor B	$1,000.00	$1,036.90	$6.96	$6.80	$1,000.00	$1,018.10	$6.89	$1,018.25	$6.74
Investor B1	$1,000.00	$1,038.60	$5.24	$5.08	$1,000.00	$1,019.80	$5.19	$1,019.95	$5.04
Investor C	$1,000.00	$1,036.30	$7.51	$7.36	$1,000.00	$1,017.55	$7.44	$1,017.70	$7.29
Investor C1	$1,000.00	$1,036.70	$7.11	$6.96	$1,000.00	$1,017.95	$7.04	$1,018.10	$6.89
Investor C2	$1,000.00	$1,038.30	$5.49	$5.34	$1,000.00	$1,019.55	$5.44	$1,019.70	$5.29
Class R	$1,000.00	$1,038.30	$5.44	$5.34	$1,000.00	$1,019.60	$5.39	$1,019.70	$5.29

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.42% for BlackRock, 0.49% for Institutional, 0.67% for Service, 0.81% for Investor A, 0.63% for Investor A1, 1.37% for Investor B, 1.03% for Investor B1, 1.48% for Investor C, 1.40% for Investor C1, 1.08% for Investor C2, and 1.07% for Investor R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.39% for BlackRock, 0.46% for Institutional, 0.64% for Service, 0.78% for Investor A, 0.60% for Investor A1, 1.34% for Investor B, 1.00% for Investor B1, 1.45% for Investor C, 1.37% for Investor C1, 1.05% for Investor C2, and 1.05% for Investor R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	7

The Benefits and Risks of Leveraging

The Master Portfolio may utilize leverage to seek to enhance its yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Master Portfolio may utilize leverage by entering into reverse repurchase agreements and/or treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Master Portfolio on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Master Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Master Portfolio’s investors will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to shareholders, and the value of these portfolio holdings is reflected in the Master Portfolio’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Master Portfolio’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Master Portfolio had not used leverage.

Furthermore, the value of the Master Portfolio’s investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence the Master Portfolio’s NAV positively or negatively in addition to the impact on the Master Portfolio’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Master Portfolio’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Master Portfolio’s NAV and dividend rates than a comparable fund that does not use leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Master Portfolio’s shares than if the Master Portfolio were not leveraged. In addition, the Master Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Master Portfolio to incur losses. The use of leverage may limit the Master Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. The Master Portfolio incurs expenses in connection with the use of leverage, all of which are borne by Master Portfolio investors and may reduce income.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Master Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments are discussed in detail in the Master Portfolio’s Notes to Consolidated Financial Statements.

8	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Statement of Assets and Liabilities	BlackRock Total Return Fund

March 31, 2015 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $6,124,424,328)	$6,175,087,345
Capital shares sold receivable	20,823,893
Receivable from Manager	78,761
Prepaid expenses	228,466

Total assets	6,196,218,465

Liabilities
Income dividends payable	5,477,661
Capital shares redeemed payable	9,702,794
Contributions payable to the Master Portfolio	11,121,099
Investment advisory fees payable	1,501,712
Service and distribution fees payable	715,362
Other affiliates payable	134,265
Officer’s fees payable	678
Other accrued expenses payable	546,829

Total liabilities	29,200,400

Net Assets	$6,167,018,065

Net Assets Consist of
Paid-in capital	$6,057,118,275
Distributions in excess of net investment income	(33,604,264)
Accumulated net realized gain	92,841,037
Net unrealized appreciation/depreciation	50,663,017

Net Assets	$6,167,018,065

Net Asset Value
BlackRock — Based on net assets of $2,586,055,002 and 214,892,600 shares outstanding, 450 million shares authorized, $0.10 par value	$12.03

Institutional — Based on net assets of $1,553,961,046 and 129,105,804 shares outstanding, 500 million shares authorized, $0.10 par value	$12.04

Service — Based on net assets of $24,863,103 and 2,065,510 shares outstanding, 50 million shares authorized, $0.10 par value	$12.04

Investor A — Based on net assets of $1,425,426,011 and 118,393,806 shares outstanding, 450 million shares authorized, $0.10 par value	$12.04

Investor A1 — Based on net assets of $40,344,818 and 3,353,506 shares outstanding, 50 million shares authorized, $0.10 par value	$12.03

Investor B — Based on net assets of $7,719,247 and 641,614 shares outstanding, 250 million shares authorized, $0.10 par value	$12.03

Investor B1 — Based on net assets of $643,751 and 53,486 shares outstanding, 50 million shares authorized, $0.10 par value	$12.04

Investor C — Based on net assets of $386,806,542 and 32,151,963 shares outstanding, 100 million shares authorized, $0.10 par value	$12.03

Investor C1 — Based on net assets of $102,067,846 and 8,480,244 shares outstanding, 100 million shares authorized, $0.10 par value	$12.04

Investor C2 — Based on net assets of $5,176,312 and 430,375 shares outstanding, 50 million shares authorized, $0.10 par value	$12.03

Class R — Based on net assets of $33,954,387 and 2,820,159 shares outstanding, 250 million shares authorized, $0.10 par value	$12.04

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	9

Statement of Operations	BlackRock Total Return Fund

Six Months Ended March 31, 2015 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$77,064,540
Interest — affiliated	45
Dividends — affiliated	7,954
Dividends — unaffiliated	598,621
Foreign taxes withheld	(6,047)
Total expenses excluding interest expense	(2,158,883)
Interest expense	(718,347)
Fees waived	9,084

Total income	74,796,967

Fund Expenses
Investment advisory	7,570,424
Service — Service	13,854
Service — Investor A	1,565,907
Service — Investor A1	20,174
Service and distribution — Investor B	33,355
Service and distribution — Investor B1	1,628
Service and distribution — Investor C	1,753,198
Service and distribution — Investor C1	416,279
Service and distribution — Investor C2	13,439
Service and distribution — Class R	78,034
Transfer agent — BlackRock	13,899
Transfer agent — Institutional	591,294
Transfer agent — Service	650
Transfer agent — Investor A	887,835
Transfer agent — Investor A1	23,431
Transfer agent — Investor B	18,621
Transfer agent — Investor B1	731
Transfer agent — Investor C	246,238
Transfer agent — Investor C1	98,273
Transfer agent — Investor C2	5,929
Transfer agent — Class R	30,373
Registration	115,249
Printing	58,172
Professional	57,909
Officer	871
Miscellaneous	22,510

Total expenses	13,638,277
Less fees waived by Manager	(420,532)
Less transfer agent fees waived and/or reimbursed — class specific	(341,461)

Total expenses after fees waived and/or reimbursed	12,876,284

Net investment income	61,920,683

Realized and Unrealized Gain Allocated from the Master Portfolio
Net realized gain from investments, financial futures contracts, options written, structured options, swaps, foreign currency transactions and borrowed bonds	113,012,236
Net change in unrealized appreciation/depreciation on investments, financial futures contracts, options written, short sales, structured options, interest rate floors, swaps, foreign currency translations, unfunded floating rate loan interests and borrowed bonds	8,936,357

Total realized and unrealized gain	121,948,593

Net Increase in Net Assets Resulting from Operations	$183,869,276

See Notes to Financial Statements.

10	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Statements of Changes in Net Assets	BlackRock Total Return Fund

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Operations
Net investment income	$61,920,683	$99,656,658
Net realized gain	113,012,236	68,743,991
Net change in unrealized appreciation/depreciation	8,936,357	16,053,580

Net increase in net assets resulting from operations	183,869,276	184,454,229

Distributions to Shareholders From[1]
Net investment income:
BlackRock	(31,744,248)	(18,562,380)
Institutional	(21,354,243)	(34,226,797)
Service	(168,747)	(18,325)
Investor A	(19,338,116)	(34,561,380)
Investor A1	(660,754)	(1,452,348)
Investor B	(113,679)	(348,290)
Investor B1	(9,495)	(25,847)
Investor C	(4,242,848)	(7,925,155)
Investor C1	(1,307,785)	(3,154,041)
Investor C2	(76,033)	(178,392)
Class R	(442,323)	(878,345)

Decrease in net assets resulting from distributions to shareholders	(79,458,271)	(101,331,300)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	3,089,288,819	(40,168,966)

Net Assets
Total increase in net assets	3,193,699,824	42,953,963
Beginning of period	2,973,318,241	2,930,364,278

End of period	$6,167,018,065	$2,973,318,241

Distributions in excess of net investment income, end of period	$(33,604,264)	$(16,066,676)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	11

Financial Highlights	BlackRock Total Return Fund

	BlackRock
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.76	$11.43	$11.75	$11.14	$11.32	$10.55

Net investment income[1]	0.17	0.44	0.40	0.45	0.49	0.57
Net realized and unrealized gain (loss)	0.31	0.33	(0.27)	0.62	(0.21)	0.74

Net increase from investment operations	0.48	0.77	0.13	1.07	0.28	1.31

Distributions from net investment income[2]	(0.21)	(0.44)	(0.45)	(0.46)	(0.46)	(0.54)

Net asset value, end of period	$12.03	$11.76	$11.43	$11.75	$11.14	$11.32

Total Return[3]
Based on net asset value	4.08%[4]	6.86%	1.01%	9.77%	2.58%	12.73%

Ratios to Average Net Assets[5]
Total expenses	0.43%[6,7]	0.64%[6]	0.72%[6]	0.68%[6]	0.94%[6]	0.99%

Total expenses after fees waived and/or reimbursed	0.42%[6,7]	0.54%[6]	0.61%[6]	0.55%[6]	0.85%[6]	0.89%

Total expenses after fees waived and/or reimbursed excluding interest expense	0.39%[6,7]	0.40%[6]	0.40%[6,8]	0.40%[6,8]	0.41%[6,8]	0.42%[8]

Net investment income	2.73%[6,7]	3.75%[6]	3.33%[6]	3.92%[6]	4.39%[6]	4.69%

Supplemental Data
Net assets, end of period (000)	$2,586,055	$521,495	$447,165	$524,235	$745,536	$860,675

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

12	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Financial Highlights (continued)	BlackRock Total Return Fund

	Institutional
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.76	$11.43	$11.75	$11.14	$11.31	$10.55

Net investment income[1]	0.16	0.42	0.38	0.43	0.48	0.50
Net realized and unrealized gain (loss)	0.32	0.34	(0.27)	0.62	(0.20)	0.78

Net increase from investment operations	0.48	0.76	0.11	1.05	0.28	1.28

Distributions from net investment income[2]	(0.20)	(0.43)	(0.43)	(0.44)	(0.45)	(0.52)

Net asset value, end of period	$12.04	$11.76	$11.43	$11.75	$11.14	$11.31

Total Return[3]
Based on net asset value	4.13%[4]	6.72%	0.89%	9.63%	2.54%	12.49%

Ratios to Average Net Assets[5]
Total expenses	0.53%[6,7]	0.77%[6]	0.83%[6]	0.82%[6]	1.08%[6]	1.14%

Total expenses after fees waived and/or reimbursed	0.49%[6,7]	0.67%[6]	0.73%[6]	0.69%[6]	0.98%[6]	1.00%

Total expenses after fees waived and/or reimbursed excluding interest expense	0.46%[6,7]	0.53%[6]	0.52%[6,8]	0.52%[6,8]	0.54%[6,8]	0.54%[8]

Net investment income	2.70%[6,7]	3.62%[6]	3.22%[6]	3.81%[6]	4.26%[6]	4.58%

Supplemental Data
Net assets, end of period (000)	$1,553,961	$859,415	$871,868	$879,843	$1,039,894	$522,408

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	13

Financial Highlights (continued)	BlackRock Total Return Fund

	Service
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.76	$11.43	$11.75	$11.15	$11.32	$10.56

Net investment income[1]	0.14	0.39	0.35	0.41	0.44	0.42
Net realized and unrealized gain (loss)	0.33	0.34	(0.28)	0.61	(0.19)	0.84

Net increase from investment operations	0.47	0.73	0.07	1.02	0.25	1.26

Distributions from net investment income[2]	(0.19)	(0.40)	(0.39)	(0.42)	(0.42)	(0.50)

Net asset value, end of period	$12.04	$11.76	$11.43	$11.75	$11.15	$11.32

Total Return[3]
Based on net asset value	4.03%[4]	6.48%	0.65%	9.28%	2.31%	12.22%

Ratios to Average Net Assets[5]
Total expenses	0.68%[6,7]	1.07%[6]	1.21%[6]	1.18%[6]	1.37%[6]	1.40%

Total expenses after fees waived and/or reimbursed	0.67%[6,7]	0.89%[6]	0.94%[6]	0.92%[6]	1.18%[6]	1.23%

Total expenses after fees waived and/or reimbursed excluding interest expense	0.64%[6,7]	0.76%[6]	0.76%[6,8]	0.76%[6,8]	0.76%[6,8]	0.77%[8]

Net investment income	2.39%[6,7]	3.37%[6]	3.01%[6]	3.57%[6]	4.00%[6]	4.44%

Supplemental Data
Net assets, end of period (000)	$24,863	$720	$454	$672	$610	$936

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

14	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.76	$11.43	$11.75	$11.15	$11.32	$10.56

Net investment income[1]	0.15	0.39	0.34	0.40	0.44	0.44
Net realized and unrealized gain (loss)	0.32	0.33	(0.26)	0.61	(0.16)	0.81

Net increase from investment operations	0.47	0.72	0.08	1.01	0.28	1.25

Distributions from net investment income[2]	(0.19)	(0.39)	(0.40)	(0.41)	(0.45)	(0.49)

Net asset value, end of period	$12.04	$11.76	$11.43	$11.75	$11.15	$11.32

Total Return[3]
Based on net asset value	3.97%[4]	6.42%	0.58%	9.20%	2.23%	12.16%

Ratios to Average Net Assets[5]
Total expenses	0.83%[6,7]	1.05%[6]	1.14%[6]	1.12%[6]	1.38%[6]	1.42%

Total expenses after fees waived and/or reimbursed	0.81%[6,7]	0.95%[6]	1.04%[6]	1.00%[6]	1.29%[6]	1.30%

Total expenses after fees waived and/or reimbursed excluding interest expense	0.78%[6,7]	0.82%[6]	0.82%[6,8]	0.83%[6,8]	0.84%[6,8]	0.84%[8]

Net investment income	2.40%[6,7]	3.33%[6]	2.89%[6]	3.50%[6]	3.95%[6]	4.22%

Supplemental Data
Net assets, end of period (000)	$1,425,426	$1,084,239	$1,138,151	$1,070,124	$939,439	$942,652

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	15

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A1
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.75	$11.42	$11.75	$11.14	$11.31	$10.55

Net investment income[1]	0.16	0.41	0.37	0.42	0.46	0.49
Net realized and unrealized gain (loss)	0.32	0.34	(0.29)	0.62	(0.20)	0.78

Net increase from investment operations	0.48	0.75	0.08	1.04	0.26	1.27

Distributions from net investment income[2]	(0.20)	(0.42)	(0.41)	(0.43)	(0.43)	(0.51)

Net asset value, end of period	$12.03	$11.75	$11.42	$11.75	$11.14	$11.31

Total Return[3]
Based on net asset value	4.07%[4]	6.63%	0.70%	9.50%	2.41%	12.40%

Ratios to Average Net Assets[5]
Total expenses	0.66%[6,7]	0.86%[6]	0.92%[6]	0.94%[6]	1.20%[6]	1.27%

Total expenses after fees waived and/or reimbursed	0.63%[6,7]	0.76%[6]	0.81%[6]	0.82%[6]	1.10%[6]	1.09%

Total expenses after fees waived and/or reimbursed excluding interest expense	0.60%[6,7]	0.62%[6]	0.62%[6,8]	0.65%[6,8]	0.67%[6,8]	0.63%[8]

Net investment income	2.60%[6,7]	3.53%[6]	3.13%[6]	3.69%[6]	4.11%[6]	4.55%

Supplemental Data
Net assets, end of period (000)	$40,344	$40,402	$40,014	$46,438	$49,333	$64,599

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

16	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.75	$11.42	$11.74	$11.14	$11.31	$10.55

Net investment income[1]	0.11	0.31	0.26	0.31	0.36	0.41
Net realized and unrealized gain (loss)	0.32	0.34	(0.28)	0.61	(0.19)	0.78

Net increase (decrease) from investment operations	0.43	0.65	(0.02)	0.92	0.17	1.19

Distributions from net investment income[2]	(0.15)	(0.32)	(0.30)	(0.32)	(0.34)	(0.43)

Net asset value, end of period	$12.03	$11.75	$11.42	$11.74	$11.14	$11.31

Total Return[3]
Based on net asset value	3.69%[4]	5.71%	(0.22)%	8.42%	1.54%	11.51%

Ratios to Average Net Assets[5]
Total expenses	1.62%[6,7]	1.76%[6]	1.90%[6]	1.86%[6]	2.03%[6]	2.08%

Total expenses after fees waived and/or reimbursed	1.37%[6,7]	1.65%[6]	1.79%[6]	1.74%[6]	1.94%[6]	1.90%

Total expenses after fees waived and/or reimbursed excluding interest expense	1.34%[6,7]	1.51%[6]	1.63%[6,8]	1.58%[6,8]	1.52%[6,8]	1.44%[8]

Net investment income	1.88%[6,7]	2.64%[6]	2.20%[6]	2.76%[6]	3.25%[6]	3.75%

Supplemental Data
Net assets, end of period (000)	$7,719	$10,234	$15,601	$31,005	$49,275	$77,806

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	17

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B1
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.76	$11.43	$11.75	$11.14	$11.32	$10.55

Net investment income[1]	0.13	0.34	0.30	0.35	0.39	0.41
Net realized and unrealized gain (loss)	0.32	0.35	(0.32)	0.63	(0.20)	0.82

Net increase (decrease) from investment operations	0.45	0.69	(0.02)	0.98	0.19	1.23

Distributions from net investment income[2]	(0.17)	(0.36)	(0.30)	(0.37)	(0.37)	(0.46)

Net asset value, end of period	$12.04	$11.76	$11.43	$11.75	$11.14	$11.32

Total Return[3]
Based on net asset value	3.86%[4]	6.10%	0.10%	8.92%	1.76%	11.97%

Ratios to Average Net Assets[5]
Total expenses	1.16%[6,7]	1.42%[6]	1.55%[6]	1.49%[6]	1.73%[6]	1.78%

Total expenses after fees waived and/or reimbursed	1.03%[6,7]	1.32%[6]	1.44%[6]	1.37%[6]	1.64%[6]	1.58%

Total expenses after fees waived and/or reimbursed excluding interest expense	1.00%[6,7]	1.17%[6]	1.31%[6,8]	1.20%[6,8]	1.22%[6,8]	1.12%[8]

Net investment income	2.20%[6,7]	2.96%[6]	2.58%[6]	3.12%[6]	3.56%[6]	4.09%

Supplemental Data
Net assets, end of period (000)	$644	$669	$1,219	$4,477	$8,364	$12,080

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

18	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.75	$11.42	$11.75	$11.14	$11.31	$10.55

Net investment income[1]	0.11	0.31	0.26	0.33	0.37	0.39
Net realized and unrealized gain (loss)	0.32	0.34	(0.27)	0.62	(0.19)	0.79

Net increase (decrease) from investment operations	0.43	0.65	(0.01)	0.95	0.18	1.18

Distributions from net investment income[2]	(0.15)	(0.32)	(0.32)	(0.34)	(0.35)	(0.42)

Net asset value, end of period	$12.03	$11.75	$11.42	$11.75	$11.14	$11.31

Total Return[3]
Based on net asset value	3.63%[4]	5.75%	(0.13)%	8.63%	1.61%	11.46%

Ratios to Average Net Assets[5]
Total expenses	1.58%[6,7]	1.80%[6]	1.89%[6]	1.88%[6]	2.18%[6]	2.24%

Total expenses after fees waived and/or reimbursed	1.48%[6,7]	1.58%[6]	1.67%[6]	1.62%[6]	1.91%[6]	1.93%

Total expenses after fees waived and/or reimbursed excluding interest expense	1.45%[6,7]	1.45%[6]	1.45%[6,8]	1.45%[6,8]	1.46%[6,8]	1.47%[8]

Net investment income	1.73%[6,7]	2.70%[6]	2.25%[6]	2.89%[6]	3.35%[6]	3.64%

Supplemental Data
Net assets, end of period (000)	$386,807	$316,553	$262,458	$241,628	$220,431	$228,349

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	19

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C1
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.76	$11.43	$11.75	$11.14	$11.32	$10.55

Net investment income[1]	0.11	0.32	0.28	0.33	0.38	0.41
Net realized and unrealized gain (loss)	0.32	0.34	(0.28)	0.62	(0.21)	0.79

Net increase from investment operations	0.43	0.66	—	0.95	0.17	1.20

Distributions from net investment income[2]	(0.15)	(0.33)	(0.32)	(0.34)	(0.35)	(0.43)

Net asset value, end of period	$12.04	$11.76	$11.43	$11.75	$11.14	$11.32

Total Return[3]
Based on net asset value	3.67%[4]	5.82%	0.01%	8.67%	1.56%	11.67%

Ratios to Average Net Assets[5]
Total expenses	1.44%[6,7]	1.63%[6]	1.70%[6]	1.70%[6]	1.94%[6]	2.00%

Total expenses after fees waived and/or reimbursed	1.40%[6,7]	1.53%[6]	1.59%[6]	1.58%[6]	1.85%[6]	1.83%

Total expenses after fees waived and/or reimbursed excluding interest expense	1.37%[6,7]	1.39%[6]	1.40%[6,8]	1.41%[6,8]	1.42%[6,8]	1.37%[8]

Net investment income	1.83%[6,7]	2.76%[6]	2.36%[6]	2.92%[6]	3.37%[6]	3.79%

Supplemental Data
Net assets, end of period (000)	$102,068	$105,604	$118,061	$144,824	$161,362	$215,515

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

20	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C2
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.75	$11.42	$11.74	$11.13	$11.31	$10.55

Net investment income[1]	0.13	0.35	0.31	0.36	0.39	0.43
Net realized and unrealized gain (loss)	0.32	0.34	(0.29)	0.62	(0.20)	0.78

Net increase from investment operations	0.45	0.69	0.02	0.98	0.19	1.21

Distributions from net investment income[2]	(0.17)	(0.36)	(0.34)	(0.37)	(0.37)	(0.45)

Net asset value, end of period	$12.03	$11.75	$11.42	$11.74	$11.13	$11.31

Total Return[3]
Based on net asset value	3.83%[4]	6.09%	0.25%	8.91%	1.73%	11.79%

Ratios to Average Net Assets[5]
Total expenses	1.17%[6,7]	1.37%[6]	1.45%[6]	1.48%[6]	1.77%[6]	1.80%

Total expenses after fees waived and/or reimbursed	1.08%[6,7]	1.27%[6]	1.34%[6]	1.36%[6]	1.68%[6]	1.64%

Total expenses after fees waived and/or reimbursed excluding interest expense	1.05%[6,7]	1.13%[6]	1.16%[6,8]	1.19%[6,8]	1.24%[6,8]	1.18%[8]

Net investment income	2.15%[6,7]	3.01%[6]	2.61%[6]	3.14%[6]	3.54%[6]	3.99%

Supplemental Data
Net assets, end of period (000)	$5,176	$5,530	$6,316	$8,455	$9,419	$11,481

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	21

Financial Highlights (concluded)	BlackRock Total Return Fund

	Class R
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.76	$11.43	$11.75	$11.15	$11.32	$10.56

Net investment income[1]	0.13	0.36	0.31	0.37	0.41	0.44
Net realized and unrealized gain (loss)	0.32	0.33	(0.27)	0.61	(0.19)	0.78

Net increase from investment operations	0.45	0.69	0.04	0.98	0.22	1.22

Distributions from net investment income[2]	(0.17)	(0.36)	(0.36)	(0.38)	(0.39)	(0.46)

Net asset value, end of period	$12.04	$11.76	$11.43	$11.75	$11.15	$11.32

Total Return[3]
Based on net asset value	3.83%[4]	6.14%	0.33%	8.94%	1.99%	11.86%

Ratios to Average Net Assets[5]
Total expenses	1.14%[6,7]	1.34%[6]	1.43%[6]	1.46%[6]	1.74%[6]	1.78%

Total expenses after fees waived and/or reimbursed	1.07%[6,7]	1.22%[6]	1.27%[6]	1.24%[6]	1.50%[6]	1.56%

Total expenses after fees waived and/or reimbursed excluding interest expense	1.05%[6,7]	1.08%[6]	1.07%[6,8]	1.07%[6,8]	1.09%[6,8]	1.10%[8]

Net investment income	2.14%[6,7]	3.07%[6]	2.66%[6]	3.27%[6]	3.68%[6]	4.07%

Supplemental Data
Net assets, end of period (000)	$33,954	$28,457	$29,056	$34,891	$29,175	$43,338

Portfolio turnover rate of the Master Portfolio[9]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Financial Statements.

22	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Notes to Financial Statements (Unaudited)	BlackRock Total Return Fund

1. Organization:

BlackRock Total Return Fund (the “Fund”) is a series of BlackRock Bond Fund, Inc. (the “Corporation”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Corporation is organized as a Maryland corporation. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At March 31, 2015, the percentage of the Master Portfolio owned by the Fund was 92.9%. The consolidated financial statements of the Master Portfolio, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A1, B, B1, C1, C2 and Class R Shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
BlackRock, Institutional, Service and Class R Shares	No	No	None
Investor A and Investor A1 Shares	Yes	No1	None
Investor B and Investor B1 Shares	No	Yes	To Investor A and A1 Shares after approximately 10 years[2]
Investor C, Investor C1 and Investor C2 Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

[2]	Effective on or about the close of business on June 23, 2015, all issued and outstanding Investor B1 Shares will be converted into Investor A1 Shares.

The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Realized net capital gains can be offset by capital losses carried forward from prior years. However, the Fund has capital loss carryforwards from pre-2012 tax years that offset realized net capital gains but do not offset current and accumulated earnings and profits. Consequently, if distributions in any tax year are less than the Fund’s current earnings and profits but greater than net investment income and net realized capital gains (taxable

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	23

Notes to Financial Statements (continued)	BlackRock Total Return Fund

income), distributions in excess of taxable income are not treated as non-taxable return of capital, but rather may be taxable to shareholders at ordinary income rates. Under certain circumstances, taxable excess distributions could be significant.

Net income and realized gains from investments held by the Master Portfolio’s investment in BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) are treated as ordinary income for tax purposes. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Fund’s financial statements presented under U.S. GAAP for such investments held by the Subsidiary may differ significantly from distributions. As such, any net gain will pass through to the Fund as ordinary income for federal income tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”), for 1940 Act purposes.

The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the combined average daily net assets of the Fund and the Master Portfolio at the following annual rates for the periods indicated:

Average daily net assets	Investment Advisory Fee
	Period October 1, 2014 to November 20, 2014	Period November 21, 2014 to March 31, 2015[1]
First $250 million	0.50%	0.32%
$250 million — $500 million	0.45%	0.31%
$500 million — $750 million	0.40%	0.30%
Greater than $750 million	0.35%	0.29%

[1]

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Prior to November 21, 2014, the Manager contractually agreed to waive its investment advisory fees by the amount of the Fund’s share of the investment advisor’s fee paid to the Master Portfolio. For the six months ended March 31, 2015, the Manager waived $420,532, which is included in fees waived by Manager in the Statement of Operations.

The Manager, on behalf of each Fund, entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager. Prior to July 1, 2014, BlackRock Financial Management, Inc. (“BFM”) served as a sub-adviser to the Fund and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the advisory fee paid to the Manager under the Management Agreement.

24	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Notes to Financial Statements (continued)	BlackRock Total Return Fund

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor A1	0.10%	—
Investor B	0.25%	0.50%
Investor B1	0.25%	0.25%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Investor C2	0.25%	0.25%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2015, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

BlackRock	$13,115
Institutional	$364,331
Investor A	$92
Investor C	$27

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2015, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

BlackRock	$752
Institutional	$7,095
Service	$48
Investor A	$4,160
Investor A1	$188
Investor B	$55
Investor B1	$2
Investor C	$1,246
Investor C1	$239
Investor C2	$10
Class R	$54

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	25

Notes to Financial Statements (continued)	BlackRock Total Return Fund

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The contractual expense limitations as a percentage of average daily net assets are as follows for the periods indicated:

	Contractual Waivers
	Period October 1, 2014 to November 20, 2014	Period November 21, 2014 to March 31, 2015[1]
BlackRock	0.40%	0.40%
Institutional	0.55%	0.45%
Service	0.85%	0.76%
Investor A	0.90%	0.79%
Investor A1	—	0.60%
Investor B	—	1.29%
Investor B1	—	1.04%
Investor C	1.65%	1.45%
Investor C1	—	1.37%
Investor C2	—	1.04%
Class R	1.10%	1.04%

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement unless approved by the Board, including a majority of the Independent Directors until January 31, 2017.

In addition to the contractual waivers described above, the Manager voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The voluntary expense limitations as a percentage of average daily net assets are as follows for the periods indicated:

	Voluntary Waivers[2]
	Period October 1, 2014 to October 26, 2014	Period October 27, 2014 to November 20, 2014
BlackRock	—	—
Institutional	—	0.45%
Service	0.76%	0.76%
Investor A	—	0.79%
Investor A1	—	0.60%
Investor B	—	1.29%
Investor B1	—	1.04%
Investor C	1.45%	1.45%
Investor C1	—	1.37%
Investor C2	—	1.04%
Class R	1.08%	1.04%

[2]	Voluntary waivers may be reduced or discontinued at any time.

For the six months ended March 31, 2015, the Manager waived the following amounts, which are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations:

BlackRock	$3,499
Institutional	163,188
Service	14
Investor A	9,592
Investor A1	1,492
Investor B	9,944
Investor B1	364
Investor C	138,253
Investor C1	6,885
Investor C2	1,653
Class R	6,577
Total	$341,461

For the six months ended March 31, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $119,144.

26	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Notes to Financial Statements (continued)	BlackRock Total Return Fund

For the six months ended March 31, 2015, affiliates received CDSCs as follows:

Investor A	$4,507
Investor B	$324
Investor C	$41,551
Investor C1	$123

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in officer in the Statement of Operations.

4. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended September 30, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2015, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of September 30, 2014, the Fund had a capital loss carryforward available to offset future realized capital gains of $19,007,599, all of which is due to expire September 30, 2018.

5. Bank Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), was a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for a certain individual fund, the Participating Funds, including the Fund, could borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which the Participating Funds, including the Fund, can borrow up to $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The agreement terminates on April 23, 2015, unless otherwise extended to November 24, 2015 or renewed for a period of 364 days from April 23, 2015. The amended agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2015, the Fund did not borrow under the credit agreement.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
BlackRock
Shares sold	185,690,849	$2,209,300,659	16,665,741	$193,599,480
Shares issued to shareholders in reinvestment of distributions	2,419,117	28,927,947	1,591,205	18,556,483
Shares redeemed	(17,578,993)	(209,717,373)	(13,028,676)	(152,323,106)

Net increase	170,530,973	$2,028,511,233	5,228,270	$59,832,857

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	27

Notes to Financial Statements (continued)	BlackRock Total Return Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Institutional
Shares sold	72,290,570	$860,611,150	28,397,432	$330,529,576
Shares issued to shareholders in reinvestment of distributions	1,431,224	17,100,572	2,467,293	28,771,002
Shares redeemed	(17,710,502)	(210,602,168)	(34,066,615)	(398,796,943)

Net increase (decrease)	56,011,292	$667,109,554	(3,201,890)	$(39,496,365)

Service
Shares sold	2,053,728	$24,520,806	25,428	$299,030
Shares issued to shareholders in reinvestment of distributions	13,952	167,416	1,522	17,790
Shares redeemed	(63,365)	(759,945)	(5,477)	(63,634)

Net increase	2,004,315	$23,928,277	21,473	$253,186

Investor A
Shares sold and automatic conversion of shares	35,124,180	$419,463,177	30,080,816	$351,585,002
Shares issued to shareholders in reinvestment of distributions	1,514,826	18,098,722	2,715,479	31,697,692
Shares redeemed	(10,434,632)	(124,541,801)	(40,172,009)	(464,988,391)

Net increase (decrease)	26,204,374	$313,020,098	(7,375,714)	$(81,705,697)

Investor A1
Shares sold and automatic conversion of shares	237,490	$2,836,514	637,347	$7,396,896
Shares issued to shareholders in reinvestment of distributions	45,652	544,802	101,945	1,188,908
Shares redeemed	(367,474)	(4,378,066)	(804,429)	(9,357,916)

Net decrease	(84,332)	$(996,750)	(65,137)	$(772,112)

Investor B
Shares sold	23,201	$276,890	45,436	$529,536
Shares issued to shareholders in reinvestment of distributions	6,627	79,038	19,675	229,429
Shares redeemed and automatic conversion of shares	(259,042)	(3,084,169)	(560,112)	(6,512,341)

Net decrease	(229,214)	$(2,728,241)	(495,001)	$(5,753,376)

Investor B1
Shares sold	874	$10,423	9,114	$105,784
Shares issued to shareholders in reinvestment of distributions	789	9,422	2,140	24,953
Shares redeemed and automatic conversion of shares	(5,074)	(60,476)	(61,014)	(705,679)

Net decrease	(3,411)	$(40,631)	(49,760)	$(574,942)

Investor C
Shares sold	8,285,551	$98,737,812	9,235,683	$107,391,621
Shares issued to shareholders in reinvestment of distributions	306,555	3,657,032	572,284	6,676,919
Shares redeemed	(3,375,668)	(40,232,106)	(5,849,471)	(67,978,262)

Net increase	5,216,438	$62,162,738	3,958,496	$46,090,278

28	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Notes to Financial Statements (concluded)	BlackRock Total Return Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Investor C1
Shares sold	212,590	$2,536,131	440,640	$5,095,338
Shares issued to shareholders in reinvestment of distributions	85,147	1,016,008	208,504	2,431,925
Shares redeemed	(799,568)	(9,538,797)	(1,998,577)	(23,224,313)

Net decrease	(501,831)	$(5,986,658)	(1,349,433)	$(15,697,050)

Investor C2
Shares sold	22,480	$268,591	46,116	$538,628
Shares issued to shareholders in reinvestment of distributions	5,302	63,221	12,508	145,758
Shares redeemed	(68,080)	(812,691)	(141,081)	(1,635,703)

Net decrease	(40,298)	$(480,879)	(82,457)	$(951,317)

Class R
Shares sold	962,791	$11,490,599	883,384	$10,269,238
Shares issued to shareholders in reinvestment of distributions	37,014	442,107	75,194	877,463
Shares redeemed	(599,190)	(7,142,628)	(1,080,800)	(12,541,129)

Net increase (decrease)	400,615	$4,790,078	(122,222)	$(1,394,428)
Total Net Increase (Decrease)	259,508,921	$3,089,288,819	(3,533,375)	$(40,168,966)

7. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

Effective April 23, 2015, the 364-day, $2.1 billion credit agreement to which the Fund is a party, was further amended to expire on April 21, 2016, unless otherwise extended or renewed.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	29

Master Portfolio Information	Master Total Return Portfolio

As of March 31, 2015

Portfolio Composition	Percent of Long-Term Investments

U.S. Government Sponsored Agency Securities	44%
U.S. Treasury Obligations	18
Corporate Bonds	18
Asset-Backed Securities	8
Non-Agency Mortgage-Backed Securities	5
Taxable Municipal Bonds	3
Foreign Government Obligations	2
Preferred Securities	1
Floating Rate Loan Interests	1

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	68%
AA/Aa	4
A	9
BBB/Baa	8
BB/Ba	3
B	2
CCC/Caa	1
CC/Ca	1
N/R	4

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

30	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments March 31, 2015 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 0.89%, 12/25/33 (a)	USD	581	$525,894
Series 2006-CW1, Class A2C, 0.31%, 7/25/36 (a)		1,328	977,346
Series 2006-CW1, Class A2D, 0.43%, 7/25/36 (a)		13,114	7,507,037
ALM V Ltd., Series 2012-5A, Class A1R, 1.49%, 2/13/23 (a)(b)		3,400	3,395,639
ALM VII R Ltd., Series 2013-7RA, Class A2, 2.11%, 4/24/24 (a)(b)		2,253	2,248,012
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 2.11%, 4/24/24 (a)(b)		3,187	3,179,941
ALME Loan Funding II Ltd.:
Series 2X, Class A, 1.48%, 8/15/27 (a)	EUR	1,740	1,872,050
Series 2X, Class E, 5.18%, 8/15/27 (a)		395	399,628
Series 2X, Class F, 5.93%, 8/15/27 (a)		250	233,320
American Homes 4 Rent:
Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)	USD	2,171	2,147,042
Series 2014-SFR3, Class A, 3.68%, 12/16/24 (b)		5,227	5,395,073
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class A1, 1.80%, 4/15/27 (a)(b)		2,020	2,014,950
Series 2015-6A, Class B, 2.31%, 4/15/27 (a)(b)		250	245,450
Apidos CDO, Series 2012-9AR, Class BR, 2.12%, 7/15/23 (a)(b)		3,035	3,035,000
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.07%, 6/16/27 (a)	EUR	338	341,535
Series 2014-1X, Class F, 6.11%, 6/16/27 (a)		336	313,155
Arianna SPV Srl, Series 1, Class A, 3.60%, 10/20/30		1,936	2,168,915
Auto ABS, Series 2012-2, Class A, 2.80%, 4/27/25		859	929,265
Avoca CLO XI Ltd., Series 11X, Class A, 1.47%, 7/15/27 (a)		1,300	1,397,842
Avoca CLO XIII Ltd., Series 13X, Class E, 5.69%, 1/21/28 (a)(b)		430	444,555
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.63%, 10/22/25 (a)(b)	USD	4,715	4,683,971

Asset-Backed Securities		Par (000)	Value
Bayview Opportunity Master Fund IIA Trust, Series 2012-4NR3, Class A, 3.72%, 2/28/35 (a)(b)	USD	1,979	$1,980,045
Bayview Opportunity Master Fund IIIa Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(b)		3,927	3,946,488
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (a)		1,714	955,156
Series 2000-A, Class A3, 7.83%, 6/15/30 (a)		1,591	915,212
Series 2000-A, Class A4, 8.29%, 6/15/30 (a)		2,725	1,655,972
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 21A1, 0.24%, 12/25/36 (a)		98	108,580
Series 2006-HE10, Class 22A, 0.31%, 12/25/36 (a)		4,060	3,132,959
Series 2006-HE7, Class 1A2, 0.34%, 9/25/36 (a)		6,585	5,288,272
Series 2007-AQ2, Class A2, 0.34%, 1/25/37 (a)		1,730	1,439,105
Series 2007-HE1, Class 21A2, 0.33%, 1/25/37 (a)		1,331	1,200,065
Series 2007-HE2, Class 22A, 0.31%, 3/25/37 (a)		1,567	1,252,052
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.43%, 7/15/24 (a)(b)		2,090	2,055,097
BlueMountain CLO Ltd.:
Series 2012-2A, Class B1, 2.29%, 11/20/24 (a)(b)		3,150	3,149,960
Series 2013-1A, Class A1, 1.46%, 5/15/25 (a)(b)		1,025	1,012,323
Canyon Capital CLO Ltd., Series 2015-1A, Class B, 2.47%, 4/15/27 (a)(b)		250	245,625
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.65%, 1/20/25 (a)(b)		6,630	6,612,668
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.41%, 8/25/36 (a)		2,003	1,225,037
Series 2006-NC5, Class A3, 0.32%, 1/25/37 (a)		7,250	4,503,163
Series 2006-NC5, Class A4, 0.39%, 1/25/37 (a)		803	492,366

Portfolio Abbreviations
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	MXN	Mexican Peso
AKA	Also Known As	FKA	Formerly Known As	NOK	Norwegian Krone
AMBAC	American Municipal Bond Assurance Corporation	GBP	British Pound	OTC	Over-the-counter
AUD	Australian Dollar	GO	General Obligation	PIK	Payment-in-kind
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	IDR	Indonesian Rupiah	RB	Revenue Bonds
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CDO	Collateralized Debt Obligation	JIBAR	Johannesburg Interbank	S&P	Standard & Poor’s
CHF	Swiss Franc		Offered Rate	TBA	To-be-announced
CNH	Chinese Yuan	JPY	Japanese Yen	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	KRW	South Korean Won	USD	U.S. Dollar
COP	Columbian Peso	LIBOR	London Interbank Offered Rate	TWD	Taiwan Dollar
ETF	Exchange-Traded Fund	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	ZAR	South African Rand
EUR	Euro	MYR	Malaysian Ringgit

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	31

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)	USD	3,424	$3,428,142
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		430	430,363
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		2,710	2,716,252
Series 2013-BA, Class B, 1.78%, 6/17/19 (b)		1,240	1,250,503
Series 2013-BA, Class C, 2.24%, 9/16/19 (b)		1,285	1,297,431
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)		1,435	1,444,104
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		1,850	1,866,569
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.55%, 1/19/23 (a)(b)		22,425	22,425,000
Series 2012-3A, Class A1L, 1.61%, 1/29/25 (a)(b)		5,000	4,971,818
Series 2012-3A, Class A2L, 2.48%, 1/29/25 (a)(b)		4,480	4,480,543
Series 2014-2A, Class A1L, 1.74%, 5/24/26 (a)(b)		2,365	2,357,596
Series 2014-5A, Class A1, 1.82%, 1/17/27 (a)(b)		4,565	4,570,921
Colombo Srl, Series 1, Class B, 0.23%, 8/28/26 (a)	EUR	376	396,452
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.79%, 9/25/33 (a)	USD	672	639,408
Series 2004-5, Class A, 1.07%, 10/25/34 (a)		752	738,921
Series 2006-12, Class 2A2, 0.32%, 12/25/36 (a)		1,711	1,595,039
Series 2006-14, Class 2A2, 0.32%, 2/25/37 (a)		2,407	2,257,438
Series 2006-17, Class 2A2, 0.32%, 3/25/47 (a)		770	645,833
Series 2006-25, Class 2A4, 0.39%, 6/25/47 (a)		8,142	5,131,870
Series 2006-8, Class 2A3, 0.33%, 1/25/46 (a)		2,264	2,015,698
Series 2006-SPS1, Class A, 0.39%, 12/25/25 (a)		473	1,306,896
Series 2007-7, Class 2A4, 0.46%, 10/25/47 (a)		1,840	1,024,162
Series 2007-BC3, Class 2A4, 0.42%, 11/25/47 (a)		2,690	1,293,219
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.49%, 10/20/43 (a)(b)		2,651	2,640,213
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.85%, 7/08/27 (a)	EUR	1,640	1,763,776
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)	USD	8,249	8,394,324
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.61%, 1/15/25 (a)(b)		2,000	1,998,527
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.33%, 8/15/25 (a)(b)		2,090	2,056,774
ECP CLO Ltd., Series 2012-4A, Class A1, 1.62%, 6/19/24 (a)(b)		4,910	4,885,116
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.39%, 4/25/33 (a)		5	4,605
GFT Mortgage Loan Trust, Series 2015-GFT1, Class A, 3.72%, 1/25/55 (b)(c)		2,694	2,697,001
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.24%, 3/25/36 (a)		25	14,917

Asset-Backed Securities		Par (000)	Value
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)	USD	5,105	$5,059,115
Harvest CLO:
Series 11X, Class A1, 1.34%, 3/26/29 (a)	EUR	5,190	5,565,458
Series 11X, Class E, 5.34%, 3/26/29 (a)		970	972,378
Series 11X, Class SUB, 0.00%, 3/26/29 (a)		4,040	3,754,947
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.53%, 4/15/36 (a)	USD	2,274	2,002,831
ING IM CLO Ltd., Series 2012-4A, Class A1, 1.62%, 10/15/23 (a)(b)		1,210	1,206,980
ING Investment Management CLO Ltd.:
Series 2012-2A, Class A, 1.76%, 10/15/22 (a)(b)		2,850	2,850,849
Series 2013-2A, Class A1, 1.38%, 4/25/25 (a)(b)		1,815	1,790,946
Series 2013-3A, Class A1, 1.68%, 1/18/26 (a)(b)		2,685	2,677,114
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.40%, 12/17/30 (a)(b)		2,786	2,776,344
Series 2014-SFR1, Class A, 1.18%, 6/17/31 (a)(b)		1,730	1,710,399
Series 2014-SFR2, Class A, 1.27%, 9/17/31 (a)(b)		3,079	3,047,505
Series 2014-SFR3, Class A, 1.37%, 12/17/31 (a)(b)		2,517	2,508,039
Series 2015-SFR1, Class A, 1.62%, 3/17/32 (a)(b)		2,002	2,011,750
Series 2015-SFR2, Class A, 1.53%, 6/17/32		1,600	1,600,000
Jubilee CDO BV, Series 2014-11X, Class A, 1.48%, 4/15/27 (a)	EUR	1,330	1,430,100
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 5.30%, 1/15/24 (a)		880	424,229
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.38%, 7/15/25 (a)(b)	USD	4,515	4,431,473
Lehman XS Trust, Series 2007-1, Class 2A1, 5.60%, 2/25/37 (a)		5,436	5,009,973
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, 0.33%, 11/25/36 (a)		4,843	2,445,244
Series 2006-10, Class 2A4, 0.39%, 11/25/36 (a)		942	480,554
Series 2006-11, Class 1A, 0.33%, 12/25/36 (a)		4,855	3,221,185
Series 2006-2, Class 1A, 0.35%, 3/25/46 (a)		4,743	3,340,341
Series 2006-3, Class 2A3, 0.35%, 5/25/46 (a)		2,137	1,024,191
Series 2006-3, Class 2A4, 0.44%, 5/25/46 (a)		1,288	616,921
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.77%, 12/25/34 (a)		820	778,984
MSCC Heloc Trust, Series 2007-1, Class A, 0.27%, 12/25/31 (a)		369	348,814
Muir Woods CLO Ltd., Series 2012-1A, Class B, 2.84%, 9/14/23 (a)(b)		500	500,144
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (b)		5,000	5,039,705
Series 2014-AA, Class A2B, 1.42%, 2/15/29 (a)(b)		6,500	6,555,023
Series 2014-AA, Class A3, 1.77%, 10/15/31 (a)(b)		8,500	8,551,229

See Consolidated Notes to Financial Statements.

32	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2014-AA, Class B, 3.50%, 8/15/44 (b)	USD	6,000	$5,689,098
Series 2014-CTA, Class A, 0.86%, 9/16/24 (a)(b)		3,094	3,087,398
Series 2014-CTA, Class B, 1.91%, 10/17/44 (a)(b)		8,550	8,455,651
Series 2015-AA, Class A2A, 2.65%, 12/15/28 (b)		6,068	6,086,174
Series 2015-AA, Class A2B, 1.36%, 12/15/28 (a)(b)		16,203	16,281,423
Series 2015-AA, Class A3, 1.86%, 11/15/30 (a)(b)		4,476	4,484,285
Nelnet Student Loan Trust:
Series 2006-1, Class A6, 0.71%, 8/23/36 (a)(b)		3,160	3,086,148
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		5,600	5,796,487
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.92%, 10/15/19 (b)		7,655	7,687,641
North Westerly CLO BV, Series IV-X, Class A-1, 1.79%, 1/15/26 (a)	EUR	2,500	2,691,730
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.65%, 1/18/24 (a)(b)	USD	4,300	4,282,258
Oaktree EIF II Ltd.:
Series 2013-2A, Class A, 1.43%, 4/20/23 (a)(b)		709	705,682
Series 2014-A2, Class B, 2.53%, 11/15/25 (a)(b)		1,900	1,899,908
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A, 1.75%, 4/15/26 (a)(b)		1,500	1,498,022
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		5,195	5,119,673
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.53%, 8/23/24 (a)(b)		5,315	5,264,847
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		8,825	8,838,326
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		10,667	10,639,586
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		1,030	1,021,451
Series 2014-2A, Class C, 4.33%, 9/18/24 (b)		2,400	2,372,808
Series 2015-1A, Class A, 3.19%, 3/18/26 (b)		7,540	7,608,312
Series 2015-1A, Class B, 3.97%, 3/18/26 (b)		5,857	5,889,916
Series 2015-1A, Class C, 5.26%, 3/18/26 (b)		1,536	1,535,846
Series 2015-1A, Class D, 6.81%, 3/18/26 (b)		2,135	2,134,573
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.81%, 7/25/33 (a)		1,294	1,204,198
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)		8,895	8,762,465
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.71%, 10/30/23 (a)(b)		7,530	7,525,196
OZLM XI Ltd., Series 2015-11A, Class A1A, 1.81%, 1/30/27 (a)(b)		9,258	9,248,742
PFS Financing Corp., Series 2014-BA, Class A, 0.77%, 10/15/19 (a)(b)		18,000	18,009,522
Progress Residential Trust, Series 2015-SFR1, Class A, 1.57%, 2/17/32 (a)(b)		3,011	3,019,536

Asset-Backed Securities		Par (000)	Value
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.48%, 2/20/25 (a)(b)	USD	1,665	$1,648,350
RASC Trust, Series 2003-KS5, Class AIIB, 0.75%, 7/25/33 (a)		543	476,167
SACO I Trust, Series 2006-9, Class A1, 0.47%, 8/25/36 (a)		1,460	1,808,590
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (b)		473	470,501
Series 2014-S2, Class R, 1.43%, 11/16/18 (b)		1,041	1,044,229
Series 2014-S3, Class R, 1.43%, 2/19/19 (b)		590	592,312
Series 2014-S4, Class R, 1.43%, 4/16/19 (b)		939	935,002
Series 2014-S5, Class R, 1.43%, 6/18/19 (b)		969	968,820
Series 2014-S6, Class R, 1.43%, 12/17/19 (b)		1,821	1,826,997
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.73%, 4/25/35 (a)		140	138,216
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		3,058	3,074,985
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.71%, 5/15/26 (a)(b)		3,700	3,667,109
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.40%, 7/15/36 (a)		6,830	6,780,032
Series 2010-B, Class A2, 3.67%, 7/15/42 (a)(b)		2,871	2,997,772
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.79%, 12/16/30 (a)		3,589	3,539,112
Series 2004-A, Class A3, 0.63%, 6/15/33 (a)		4,515	4,314,200
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		2,378	2,363,332
Series 2004-B, Class A3, 0.56%, 3/15/24 (a)		17,980	17,211,409
Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		3,387	3,361,707
Series 2006-A, Class A4, 0.43%, 12/15/23 (a)		9,932	9,831,372
Series 2006-B, Class A5, 0.54%, 12/15/39 (a)		830	756,040
Series 2006-C, Class A4, 0.40%, 3/15/23 (a)		913	901,839
Series 2007-A, Class A2, 0.35%, 9/15/25 (a)		2,395	2,368,026
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.67%, 1/15/43 (a)(b)		4,425	4,702,881
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		1,420	1,496,379
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		2,817	2,978,721
Series 2011-C, Class A2A, 3.42%, 10/17/44 (a)(b)		2,920	3,137,560
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		4,120	4,438,282
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		9,761	9,852,083
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		10,954	11,580,251

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	33

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)	USD	4,730	$4,918,774
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		4,300	4,303,456
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		18,455	18,412,646
Series 2013-A, Class A2B, 1.22%, 5/17/27 (a)(b)		11,170	11,249,151
Series 2013-A, Class B, 2.50%, 3/15/47 (b)		620	601,819
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		18,000	17,878,446
Series 2013-B, Class A2B, 1.27%, 6/17/30 (a)(b)		1,400	1,414,279
Series 2013-B, Class B, 3.00%, 5/16/44 (b)		2,095	2,065,014
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		10,120	10,416,202
Series 2014-A, Class A2A, 2.59%, 1/15/26 (b)		500	511,033
SLM Student Loan Trust:
Series 2008-5, Class A4, 1.93%, 7/25/23 (a)		10,866	11,308,616
Series 2008-7, Class A4, 1.16%, 7/25/23 (a)		4,660	4,736,974
Series 2008-9, Class A, 1.76%, 4/25/23 (a)		4,522	4,637,083
SMB Private Education Loan Trust:
Series 2014-A, Class A1, 0.67%, 9/15/21 (a)(b)		7,270	7,266,433
Series 2014-A, Class A2B, 1.30%, 5/15/26 (a)(b)		3,405	3,405,909
SoFi Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/25/29 (b)		1,448	1,456,546
Series 2015-A, Class A2, 2.40%, 3/25/30 (b)		8,068	8,066,286
Sorrento Park CLO Ltd., Series 1X, Class E, 6.46%, 11/16/27 (a)(b)	EUR	340	327,274
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.60%, 1/21/26 (a)(b)	USD	1,865	1,845,359
Sound Point CLO Ltd., Series 2014-3A, Class A, 1.73%, 1/23/27 (a)(b)		6,225	6,200,100
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 1.62%, 10/20/26 (a)(b)		1,250	1,235,625
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (b)		9,634	9,659,014
Series 2014-AA, Class B, 4.61%, 10/25/27 (b)		8,236	8,372,932
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (b)		2,335	2,343,037
Series 2015-AA, Class A, 3.16%, 11/15/24 (b)		16,237	16,390,911
Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		770	777,926
St. Pauls CLO, Series 4X, Class A1, 1.46%, 4/25/28 (a)	EUR	2,000	2,145,545
Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 0.65%, 9/25/35 (a)	USD	1,388	1,235,564
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (b)		828	803,729
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.47%, 1/25/35 (a)		1,405	1,294,722
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (b)(c)		2,888	2,875,718

Asset-Backed Securities		Par (000)	Value
SWAY Residential Trust, Series 2014-1, Class A, 1.47%, 1/17/20 (a)(b)	USD	9,913	$9,899,839
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.53%, 10/15/25 (a)(b)		3,000	2,974,025
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.43%, 10/17/26 (a)(b)		6,230	6,229,707
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/21	EUR	1,851	2,024,234
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.78%, 1/20/27 (a)(b)	USD	1,960	1,959,022
Series 2014-3A, Class B1, 2.35%, 1/20/27 (a)(b)		374	375,157
U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 1/27/35-2/27/35 (b)		10,812	10,840,807
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.84%, 1/15/26 (a)(b)		1,940	1,944,402
Venture XX CLO Ltd., Series 2015-20A, Class B1, 2.37%, 4/15/27 (a)(b)		250	246,925
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.71%, 7/17/24 (a)(b)		13,740	13,672,674
Series 2012-1A, Class A2, 2.63%, 7/17/24 (a)(b)		2,600	2,600,832
Voya CLO Ltd.:
Series 2012-2RA, Class BR, 2.22%, 10/15/22 (a)(b)		2,470	2,470,000
Series 2012-3AR, Class AR, 1.61%, 10/15/22 (a)(b)		1,700	1,700,000
Series 2014-4A, Class A1, 1.73%, 10/14/26 (a)(b)		4,740	4,735,471
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.30%, 7/25/37 (a)(b)		723	636,609
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,131,784
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,271,028
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,680,988
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,808,499
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.81%, 10/17/26 (a)(b)		12,445	12,462,423
Total Asset-Backed Securities — 12.0%			798,107,688

Common Stocks		Shares
Airlines — 0.0%
United Continental Holdings, Inc. (d)		19,086	1,283,534
Automobiles — 0.1%
Tesla Motors, Inc. (d)		4,153	783,962
Volkswagen AG, Preference Shares		6,887	1,826,442

			2,610,404
Banks — 0.0%
Banco Popular Espanol SA		225,831	1,106,791
Barclays PLC		308,919	1,115,046
Commerzbank AG (e)		11,142	153,948

			2,375,785
Building Products — 0.0%
Wienerberger AG		31,439	501,678
Chemicals — 0.1%
LyondellBasell Industries NV, Class A (d)		28,332	2,487,550

See Consolidated Notes to Financial Statements.

34	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Commercial Services & Supplies — 0.0%
AA PLC		170,234	$972,217
Diversified Financial Services — 0.0%
Concrete Investment II SCA — Stapled (f)		12,471	—
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA		906,430	1,061,337
Energy Equipment & Services — 0.0%
Vantage Drilling Co. (e)		311,000	101,853
Independent Power and Renewable Electricity Producers — 0.0%
Abengoa Yield PLC		28,392	959,082
Media — 0.0%
CBS Corp., Class B, Non-Voting Shares		15,442	936,248
Time Warner Cable, Inc.		7,962	1,193,345

			2,129,593
Metals & Mining — 0.0%
Freeport-McMoRan, Inc.		32,745	620,518
Northern Graphite Corp.		22,986	12,704

			633,222
Oil, Gas & Consumable Fuels — 0.0%
Matador Resources Co.		21,712	475,927
The Williams Cos., Inc. (d)		26,768	1,354,193

			1,830,120
Real Estate Investment Trusts (REITs) — 0.0%
American Realty Capital Properties, Inc.		129,390	1,274,492
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc. (d)		21,528	2,678,729
Trading Companies & Distributors — 0.0%
United Rentals, Inc.		12,354	1,126,191
Total Common Stocks — 0.3%			22,025,787

Corporate Bonds		Par (000)
Aerospace & Defense — 0.2%
The Boeing Co., 2.35%, 10/30/21	USD	1,291	1,312,144
Lockheed Martin Corp.:
2.90%, 3/01/25		866	872,236
3.60%, 3/01/35		1,727	1,726,116
4.07%, 12/15/42		1,711	1,787,124
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (b)		2,254	2,507,575
7.38%, 7/15/39 (b)		150	168,000
6.25%, 1/15/40 (b)		2,560	2,604,800
Northrop Grumman Corp., 3.85%, 4/15/45		2,712	2,669,652
Raytheon Co., 3.15%, 12/15/24		932	967,589
TA Manufacturing Ltd., 3.63%, 4/15/23	EUR	350	381,537

			14,996,773
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34	USD	4,140	4,661,640
4.10%, 2/01/45		2,406	2,402,377

			7,064,017
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		3,144	3,079,155
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		7,615	7,672,113
Southwest Airlines Co., 2.75%, 11/06/19		1,341	1,371,527

Corporate Bonds		Par (000)	Value
Airlines (concluded)
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (b)	USD	2,020	$2,050,300
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		477	484,155
United Continental Holdings, Inc., 6.00%, 7/15/28		1,815	1,815,000

			16,472,250
Auto Components — 0.2%
AA Bond Co. Ltd., 5.50%, 7/31/22	GBP	2,075	3,108,821
BorgWarner, Inc., 3.38%, 3/15/25	USD	2,612	2,688,505
Faurecia, 3.13%, 6/15/22	EUR	575	619,039
FTE Verwaltungs GmbH, 9.00%, 7/15/20		520	591,278
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	877	883,577
4.88%, 3/15/19		1,195	1,217,406
6.00%, 8/01/20		1,415	1,469,902
Mahle GmbH, 2.50%, 5/14/21	EUR	325	361,909
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (b)	USD	200	205,000
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	433	474,858
Schaeffler Finance BV, 3.25%, 5/15/25		875	938,704
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		150	168,708

			12,727,707
Automobiles — 0.5%
Daimler Finance North America LLC, 2.25%, 3/02/20 (b)	USD	12,042	12,124,692
Ford Motor Credit Co. LLC, 2.15%, 1/09/18		4,224	4,272,251
General Motors Co.:
4.88%, 10/02/23		3,375	3,654,160
4.00%, 4/01/25		1,785	1,813,058
6.25%, 10/02/43		1,565	1,917,222
Volkswagen International Finance NV:
5.50%, 11/09/15 (g)		3,800	5,770,155
5.50%, 11/09/15 (b)(g)	EUR	400	616,262

			30,167,800
Banks — 6.0%
Abbey National Treasury Services PLC, 2.38%, 3/16/20	USD	8,000	8,057,056
Allied Irish Banks PLC, 2.75%, 4/16/19	EUR	3,550	4,015,681
Banca Monte dei Paschi di Siena SpA:
3.63%, 4/01/19		125	139,792
2.88%, 4/16/22		1,475	1,779,708
2.88%, 7/16/24		5,250	6,423,169
Banco Popolare SC, 3.50%, 3/14/19		8,106	9,231,045
Bank of America Corp.:
2.60%, 1/15/19	USD	28,505	29,012,161
3.30%, 1/11/23		12,651	12,815,956
4.00%, 1/22/25		5,884	5,931,619
4.88%, 4/01/44		734	826,138
Bank of Ireland:
3.25%, 1/15/19	EUR	1,930	2,229,432
1.25%, 4/09/20		2,250	2,406,481
4.25%, 6/11/24 (a)		8,266	9,175,845
The Bank of Nova Scotia:
1.30%, 7/21/17	USD	13,088	13,109,059
2.80%, 7/21/21		6,701	6,845,319
Bankia SA:
3.50%, 1/17/19	EUR	3,100	3,630,692
4.00%, 5/22/24 (a)		8,400	9,177,480
Barclays Bank PLC, 7.63%, 11/21/22	USD	226	264,561

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	35

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (continued)
Barclays PLC:
2.75%, 11/08/19	USD	4,935	$4,983,620
3.65%, 3/16/25		3,330	3,340,160
BB&T Corp., 2.45%, 1/15/20		3,418	3,476,981
BNP Paribas SA, 2.63%, 10/14/27 (a)	EUR	1,300	1,446,785
Branch Banking & Trust Co., 2.30%, 10/15/18	USD	1,605	1,642,258
CaixaBank SA:
4.50%, 11/22/16 (g)	EUR	1,200	1,219,071
5.00%, 11/14/23 (a)		1,300	1,517,534
CIT Group, Inc.:
5.00%, 5/15/17	USD	710	730,192
4.25%, 8/15/17		2,490	2,521,125
Citigroup, Inc.:
1.85%, 11/24/17		6,316	6,360,383
1.80%, 2/05/18		5,666	5,677,831
2.50%, 9/26/18		6,565	6,693,674
2.50%, 7/29/19		14,050	14,250,325
2.40%, 2/18/20		10,010	10,045,716
3.88%, 3/26/25		3,860	3,874,498
Commerzbank AG, 7.75%, 3/16/21	EUR	6,900	9,310,170
Commonwealth Bank of Australia, 2.42%, 3/12/20	USD	7,565	7,633,108
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/20		3,594	3,630,418
Credit Agricole SA, 2.63%, 3/17/27	EUR	1,425	1,577,993
DEPFA Bank PLC, 0.73%, 12/15/15 (a)		307	321,848
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)	USD	15,610	15,844,150
HSBC Holdings PLC, 4.25%, 3/14/24		12,518	13,135,726
HSBC USA, Inc., 2.35%, 3/05/20		14,937	15,025,651
Intesa Sanpaolo SpA:
3.50%, 1/17/22	EUR	790	977,601
6.63%, 9/13/23		2,575	3,556,101
4.10%, 9/15/26		1,980	2,343,795
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	15,097	15,155,335
2.35%, 1/28/19		9,333	9,485,977
2.20%, 10/22/19		3,008	3,016,185
2.25%, 1/23/20		10,655	10,677,823
3.88%, 9/10/24		7,282	7,470,531
KeyBank NA, 2.25%, 3/16/20		2,728	2,746,829
Macquarie Bank Ltd.:
1.65%, 3/24/17 (b)		3,857	3,876,524
1.60%, 10/27/17 (b)		5,410	5,407,484
Mizuho Bank Ltd., 3.31%, 3/26/25		500	500,250
Novo Banco SA:
2.63%, 5/08/17	EUR	400	416,120
4.75%, 1/15/18		1,400	1,532,184
4.00%, 1/21/19		2,100	2,280,531
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22 (a)	USD	800	829,440
Rizal Commercial Banking Corp., 4.25%, 1/22/20		300	313,110
Royal Bank of Canada, 2.15%, 3/06/20		7,525	7,589,888
Societe Generale SA, 2.63%, 2/27/25	EUR	2,000	2,189,458
Standard Chartered PLC, 6.73%, 12/31/49 (a)	USD	200	201,939
Swedbank AB, 2.20%, 3/04/20 (b)		10,889	10,938,578
TMB Bank PCL, 5.50%, 3/09/18	CNH	2,000	323,907
U.S. Bancorp, 2.95%, 7/15/22	USD	5,896	5,997,794
UniCredit SpA:
3.25%, 1/14/21	EUR	1,850	2,229,500
5.75%, 10/28/25 (a)		7,540	9,127,744
Unione di Banche Italiane SCpA, 2.88%, 2/18/19		1,175	1,353,974
United Overseas Bank Ltd., 3.75%, 9/19/24 (a)	USD	600	620,466

Corporate Bonds		Par (000)	Value
Banks (concluded)
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17	USD	200	$210,500
Wells Fargo & Co.:
1.50%, 7/01/15		2,575	2,581,772
2.13%, 4/22/19		7,298	7,386,736
2.15%, 1/30/20		5,783	5,812,835
3.30%, 9/09/24		2,233	2,306,312
3.00%, 2/19/25		8,309	8,344,729
Woori Bank:
2.86%, 7/22/20		700	696,269
4.75%, 4/30/24		1,800	1,923,062

			399,751,694
Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/01/24		1,465	1,550,991
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		1,321	1,288,213

			2,839,204
Biotechnology — 0.2%
Amgen, Inc., 5.65%, 6/15/42		3,271	4,008,476
Celgene Corp.:
2.25%, 5/15/19		2,883	2,912,202
3.25%, 8/15/22		3,562	3,641,803
Gilead Sciences, Inc.:
2.35%, 2/01/20		982	1,009,000
4.50%, 2/01/45		2,094	2,312,649

			13,884,130
Building Products — 0.0%
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	1,413	1,549,709
Capital Markets — 1.5%
The Bank of New York Mellon Corp.:
2.10%, 1/15/19	USD	5,837	5,908,492
3.00%, 2/24/25		4,698	4,766,215
Beijing Capital Polaris Investment Co. Ltd., 2.88%, 4/01/18		800	802,320
Credit Suisse, 3.00%, 10/29/21		2,565	2,614,376
Credit Suisse AG, 5.75%, 9/18/25 (a)	EUR	315	392,006
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20 (b)	USD	6,186	6,221,291
Deutsche Bank AG:
1.88%, 2/13/18		3,603	3,608,077
2.75%, 2/17/25	EUR	1,250	1,379,415
4.50%, 4/01/25	USD	4,325	4,320,294
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		4,147	4,235,733
2.90%, 7/19/18		7,652	7,908,434
2.63%, 1/31/19		8,303	8,482,893
2.55%, 10/23/19		12,534	12,708,223
3.50%, 1/23/25		3,247	3,303,998
4.80%, 7/08/44		1,464	1,625,904
Haitong International Finance 2015 Ltd., 4.64%, 7/22/20		300	305,477
Haitong International Securities Group Ltd., 1.25%, 11/04/19 (g)	HKD	3,000	418,889
Jefferies Group LLC, 6.50%, 1/20/43	USD	1,009	1,003,946
Mediobanca SpA, 2.25%, 3/18/19	EUR	1,175	1,325,857
Morgan Stanley:
2.65%, 1/27/20	USD	5,538	5,615,100
3.75%, 2/25/23		9,697	10,156,046
4.30%, 1/27/45		6,871	7,119,916
UBS AG:
4.75%, 5/22/23 (a)		1,340	1,385,754

See Consolidated Notes to Financial Statements.

36	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
5.10%, 5/15/24	USD	1,050	$1,091,287
4.75%, 2/12/26 (a)	EUR	3,865	4,622,790

			101,322,733
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	USD	2,371	2,377,406
4.13%, 3/15/35		1,763	1,747,919
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (b)		630	677,250
The Dow Chemical Co.:
4.38%, 11/15/42		1,117	1,120,784
4.63%, 10/01/44		1,711	1,788,565
Eastman Chemical Co.:
2.70%, 1/15/20		3,138	3,183,366
3.60%, 8/15/22		3,664	3,808,743
4.80%, 9/01/42		1,821	1,900,321
Ecolab, Inc., 2.25%, 1/12/20		2,434	2,449,217
INEOS Group Holdings SA, 5.75%, 2/15/19	EUR	150	162,469
LYB International Finance BV, 4.00%, 7/15/23	USD	8,497	9,000,617
Monsanto Co., 3.60%, 7/15/42		1,188	1,124,926
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	1,167	1,311,278
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	USD	2,875	2,993,594
The Sherwin-Williams Co., 4.00%, 12/15/42		847	862,749

			34,509,204
Commercial Services & Supplies — 0.2%
The ADT Corp., 4.88%, 7/15/42		587	469,600
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (h)	EUR	745	845,464
GCL Holdings SCA, 9.38%, 4/15/18		290	325,853
IVS F. SpA, 7.13%, 4/01/20		110	124,191
Republic Services, Inc., 3.20%, 3/15/25	USD	3,915	3,931,788
Transfield Services Ltd., 8.38%, 5/15/20 (b)		200	213,000
Verisure Holding AB, 8.75%, 12/01/18	EUR	300	344,347
Waste Management, Inc.:
3.13%, 3/01/25	USD	1,850	1,867,827
3.90%, 3/01/35		2,086	2,137,975

			10,260,045
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		1,564	1,596,024
Juniper Networks, Inc., 3.30%, 6/15/20		2,303	2,330,560

			3,926,584
Construction & Engineering — 0.1%
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	3,126	3,143,411
Abengoa Greenfield SA, 5.50%, 10/01/19		450	448,781
Aldesa Financial Services SA, 7.25%, 4/01/21		255	250,882
Astaldi SpA, 7.13%, 12/01/20		565	653,235
Obrascon Huarte Lain SA, 5.50%, 3/30/23		2,150	2,212,164
Pratama Agung Pte Ltd., 6.50%, 2/24/20	USD	800	782,950

			7,491,423
Construction Materials — 0.1%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	1,150	1,289,085
Cemex SAB de CV:
4.75%, 1/11/22		665	729,697
4.38%, 3/05/23		679	731,004
Kerneos Corporate SAS:
4.83%, 3/01/21 (a)		180	193,730
5.75%, 3/01/21		244	278,319
Xefin Lux SCA, 3.79%, 6/01/19 (a)		880	947,399

			4,169,234

Corporate Bonds		Par (000)	Value
Consumer Finance — 1.0%
Ally Financial, Inc.:
3.50%, 1/27/19	USD	2,300	$2,271,250
4.13%, 3/30/20		1,200	1,192,500
5.13%, 9/30/24		4,205	4,336,406
American Express Credit Corp.:
1.13%, 6/05/17		8,159	8,157,393
2.25%, 8/15/19		5,094	5,167,807
Capital One NA/Mclean VA, 2.95%, 7/23/21		8,704	8,828,398
Discover Financial Services, 3.75%, 3/04/25		2,143	2,158,723
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		20,068	20,023,569
4.25%, 9/20/22		3,600	3,881,315
Hyundai Capital Services, Inc., 2.63%, 9/29/20		800	803,360
Synchrony Financial, 2.70%, 2/03/20		1,613	1,620,010
Toyota Motor Credit Corp., 2.75%, 5/17/21		10,343	10,688,167

			69,128,898
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC, 9.25%, 10/15/20	EUR	146	167,975
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22		1,456	1,596,869
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21	USD	3,810	4,010,025
SGD Group SAS, 5.63%, 5/15/19	EUR	526	578,729
SIG Combibloc Holdings SCA, 7.75%, 2/15/23		282	320,533

			6,674,131
Distributors — 0.1%
Rhino Bondco SpA, 7.25%, 11/15/20		2,668	3,060,962
VWR Funding, Inc., 7.25%, 9/15/17	USD	4,651	4,854,481

			7,915,443
Diversified Consumer Services — 0.0%
Massachusetts Institute of Technology, 3.96%, 7/01/38		1,385	1,488,642
Diversified Financial Services — 0.9%
Annington Finance No. 4 PLC, 1.53%, 1/10/23 (a)	GBP	1,016	1,493,469
APT Pipelines Ltd., 4.20%, 3/23/25	USD	600	607,219
BP Capital Markets PLC, 2.24%, 5/10/19		6,977	7,052,142
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	9,900	10,728,878
FGA Capital Ireland PLC, 2.63%, 4/17/19		525	595,528
Fresenius Finance BV, 3.00%, 2/01/21		1,470	1,728,793
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	300	467,287
General Electric Capital Corp.:
3.15%, 9/07/22	USD	4,695	4,855,569
3.10%, 1/09/23		6,671	6,871,017
General Motors Financial Co., Inc.:
2.75%, 5/15/16		3,270	3,306,493
2.63%, 7/10/17		6,640	6,706,500
4.75%, 8/15/17		4,115	4,333,918
Moody’s Corp., 4.50%, 9/01/22		2,830	3,069,367
Santander Issuances SAU, 2.50%, 3/18/25	EUR	2,200	2,420,142
Shell International Finance BV, 3.63%, 8/21/42	USD	1,738	1,714,646
Volvo Treasury AB, 4.50%, 6/10/75 (a)	EUR	875	971,417
Woodside Finance Ltd., 3.65%, 3/05/25 (b)	USD	3,905	3,855,762

			60,778,147
Diversified Telecommunication Services — 1.3%
Altice Financing SA:
5.25%, 2/15/23	EUR	1,626	1,851,065
6.63%, 2/15/23 (b)	USD	350	360,500

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	37

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
AT&T Inc.:
2.38%, 11/27/18	USD	2,592	$2,625,364
2.30%, 3/11/19		6,289	6,337,155
3.88%, 8/15/21		3,695	3,914,450
3.00%, 2/15/22		2,920	2,929,983
4.30%, 12/15/42		6,120	5,853,811
4.80%, 6/15/44		1,170	1,198,116
Level 3 Financing, Inc., 8.13%, 7/01/19		5,304	5,575,830
PCCW-HKT Capital No. 5 Ltd., 3.75%, 3/08/23		400	405,435
Telecom Italia Capital SA:
6.38%, 11/15/33		709	758,630
6.00%, 9/30/34		595	614,337
7.72%, 6/04/38		400	467,000
Telecom Italia Finance SA:
6.13%, 11/15/16 (g)	EUR	3,400	5,114,514
7.75%, 1/24/33		785	1,264,329
Telecom Italia SpA:
4.88%, 9/25/20		600	736,191
4.50%, 1/25/21		1,190	1,435,931
3.50%, 1/16/23		840	957,297
5.88%, 5/19/23	GBP	650	1,078,750
Telefonica SA, 5.50%, 7/24/17 (g)	EUR	1,200	1,535,967
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		100	117,202
6.75%, 8/15/24		200	240,855
Verizon Communications, Inc.:
2.63%, 2/21/20	USD	6,890	7,009,610
3.45%, 3/15/21		5,201	5,439,445
4.40%, 11/01/34		6,814	6,941,108
3.85%, 11/01/42		5,299	4,813,696
4.86%, 8/21/46		5,855	6,129,804
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	4,643	5,030,707
4.08%, 7/15/20 (a)		1,532	1,643,158
Ziggo Bond Finance BV, 4.63%, 1/15/25		2,725	3,036,552

			85,416,792
Electric Utilities — 0.7%
CE Energy AS, 7.00%, 2/01/21		735	810,063
The Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (g)(i)	JPY	20,000	173,344
0.00%, 3/25/20 (g)(i)		10,000	87,881
Commonwealth Edison Co., 4.70%, 1/15/44	USD	2,083	2,479,512
Duke Energy Carolinas LLC, 4.25%, 12/15/41		4,364	4,801,412
Duke Energy Corp., 3.75%, 4/15/24		1,040	1,113,228
Entergy Arkansas, Inc., 3.70%, 6/01/24		5,773	6,180,528
Florida Power & Light Co., 3.80%, 12/15/42		1,372	1,430,038
Georgia Power Co., 3.00%, 4/15/16		10,948	11,219,795
PacifiCorp, 3.60%, 4/01/24		8,349	8,945,519
Progress Energy, Inc., 4.88%, 12/01/19		671	752,650
Public Service Co. of Colorado, 2.50%, 3/15/23		3,670	3,683,348
Southern California Edison Co., 1.25%, 11/01/17		1,306	1,307,772
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)		2,074	2,166,347
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	830	914,542

			46,065,979
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	400	411,814
Rockwell Automation, Inc., 2.88%, 3/01/25		2,904	2,927,383
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	405	455,006

			3,794,203
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23		676	778,655

Corporate Bonds		Par (000)	Value
Energy Equipment & Services — 0.0%
Ensco PLC, 5.75%, 10/01/44	USD	653	$632,443
Transocean, Inc.:
6.50%, 11/15/20		800	671,000
6.80%, 3/15/38		673	482,877

			1,786,320
Food & Staples Retailing — 0.1%
Brakes Capital, 7.13%, 12/15/18	GBP	350	527,017
CVS Health Corp., 5.30%, 12/05/43	USD	1,515	1,850,789
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		2,283	2,300,823
4.00%, 4/11/43		1,644	1,743,855

			6,422,484
Food Products — 0.0%
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	300	463,375
Boparan Finance PLC:
4.38%, 7/15/21	EUR	124	121,997
5.50%, 7/15/21	GBP	208	272,292

			857,664
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, 2.95%, 3/15/25	USD	7,513	7,602,224
Baxter International, Inc., 2.40%, 8/15/22		2,740	2,645,475
Becton Dickinson and Co.:
1.80%, 12/15/17		1,287	1,296,861
2.68%, 12/15/19		4,315	4,407,414
3.13%, 11/08/21		2,365	2,429,333
4.69%, 12/15/44		600	652,032
Boston Scientific Corp., 2.65%, 10/01/18		3,150	3,184,672
CareFusion Corp., 1.45%, 5/15/17		3,277	3,279,468
Medtronic, Inc.:
2.50%, 3/15/20 (b)		2,901	2,965,228
3.13%, 3/15/22		2,665	2,763,269
3.63%, 3/15/24		3,363	3,570,645
4.63%, 3/15/44		3,910	4,373,992
Zimmer Holdings, Inc.:
3.55%, 4/01/25		4,413	4,504,534
4.25%, 8/15/35		3,336	3,441,094

			47,116,241
Health Care Providers & Services — 1.0%
Aetna, Inc.:
4.50%, 5/15/42		2,295	2,546,681
4.13%, 11/07/42		1,120	1,179,600
AmerisourceBergen Corp.:
1.15%, 5/15/17		8,885	8,853,911
3.25%, 3/01/25		960	972,790
4.25%, 3/01/45		960	1,008,344
Anthem, Inc.:
1.88%, 1/15/18 (j)		8,094	8,139,003
2.30%, 7/15/18		8,719	8,846,132
3.30%, 1/15/23		5,477	5,563,674
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (a)	GBP	200	280,361
Cigna Corp., 3.30%, 4/15/25	USD	5,763	5,879,724
Express Scripts Holding Co.:
1.25%, 6/02/17		3,267	3,263,936
3.90%, 2/15/22		1,890	2,006,823
HCA, Inc., 5.25%, 4/15/25		4,205	4,541,400
IDH Finance PLC, 6.00%, 12/01/18	GBP	309	462,379
Laboratory Corp. of America Holdings, 2.63%, 2/01/20	USD	2,405	2,420,060
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	220	339,287
Tenet Healthcare Corp., 4.75%, 6/01/20	USD	1,977	2,003,571
UnitedHealth Group, Inc.:
2.88%, 12/15/21		2,559	2,627,005

See Consolidated Notes to Financial Statements.

38	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
3.95%, 10/15/42	USD	3,470	$3,552,482
Voyage Care BondCo PLC, 11.00%, 2/01/19	GBP	1,800	2,870,365

			67,357,528
Hotels, Restaurants & Leisure — 0.3%
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	464	512,010
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	252	392,031
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	2,800	2,649,405
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		1,575	1,708,330
Merlin Entertainments PLC, 2.75%, 3/15/22		525	568,738
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20		1,986	2,242,415
Punch Taverns Finance PLC:
0.56%, 7/15/21 (a)	GBP	923	1,218,057
6.06%, 10/15/27 (a)(b)		1,055	1,515,230
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19		400	593,357
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		418	647,214
Series M, 7.40%, 3/28/24		650	985,382
Series A4, 5.66%, 6/30/27		3,361	4,943,985
Vougeot Bidco PLC, 7.88%, 7/15/20		1,800	2,803,613

			20,779,767
Household Durables — 0.2%
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	4,285	4,499,250
Magnolia BC SA, 9.00%, 8/01/20	EUR	300	333,864
Newell Rubbermaid, Inc., 2.88%, 12/01/19	USD	6,986	7,119,146

			11,952,260
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		6,140	6,204,445
2.65%, 3/01/25		1,256	1,258,242

			7,462,687
Independent Power and Renewable Electricity Producers — 0.0%
Abengoa Yield PLC, 7.00%, 11/15/19 (b)		210	216,300
Greenko Dutch BV, 8.00%, 8/01/19		800	738,000

			954,300
Industrial Conglomerates — 0.2%
CITIC Ltd.:
6.63%, 4/15/21		600	698,214
6.80%, 1/17/23		1,000	1,185,000
Eaton Corp., 2.75%, 11/02/22		4,683	4,692,750
General Electric Co., 4.50%, 3/11/44		6,192	6,950,563

			13,526,527
Insurance — 1.2%
Achmea BV, 6.00%, 4/04/43 (a)	EUR	769	995,167
Aflac, Inc., 3.63%, 6/15/23	USD	1,688	1,775,450
The Allstate Corp., 3.15%, 6/15/23		1,906	1,968,719
American International Group, Inc.:
3.88%, 1/15/35		1,705	1,713,530
4.50%, 7/16/44		2,294	2,462,419
4.38%, 1/15/55		1,556	1,568,152
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		1,582	1,726,990
Lincoln National Corp., 3.35%, 3/09/25		991	1,002,340
Loews Corp., 2.63%, 5/15/23		1,906	1,861,018
Manulife Financial Corp., 3.40%, 9/17/15		3,420	3,462,124
MassMutual Global Funding II, 2.35%, 4/09/19 (b)		5,289	5,391,601

Corporate Bonds		Par (000)	Value
Insurance (concluded)
MetLife, Inc., 4.05%, 3/01/45	USD	4,084	$4,229,464
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (b)		19,582	19,691,228
2.30%, 4/10/19 (b)		9,169	9,307,589
Nippon Life Insurance Co., 5.10%, 10/16/44 (a)		1,200	1,300,500
Pension Insurance Corp. PLC, 6.63%, 7/03/24	GBP	225	346,057
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	9,169	9,332,621
4.60%, 5/15/44		3,500	3,710,913
The Travelers Cos., Inc., 4.60%, 8/01/43		2,680	3,117,389
XLIT Ltd., 2.30%, 12/15/18		2,700	2,742,619

			77,705,890
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		4,271	4,374,730
Internet Software & Services — 0.0%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		1,100	1,103,551
Baidu, Inc., 3.50%, 11/28/22		800	812,188
Tencent Holdings Ltd., 3.80%, 2/11/25		500	510,953
United Group BV, 7.88%, 11/15/20	EUR	300	346,767

			2,773,459
IT Services — 0.1%
MasterCard Inc., 3.38%, 4/01/24	USD	3,836	4,038,479
Rolta Americas LLC, 8.88%, 7/24/19 (b)		200	191,500

			4,229,979
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/21		7,100	7,411,001
3.30%, 2/15/22		2,678	2,745,935

			10,156,936
Machinery — 0.2%
Caterpillar, Inc., 4.75%, 5/15/64		3,935	4,321,885
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	730	803,383
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		1,300	1,289,488
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20	USD	2,795	2,822,958
John Deere Capital Corp., 3.35%, 6/12/24		4,843	5,107,810
Schaeffler Holding Finance BV, 5.75% (5.75% Cash or 6.50% PIK), 10/15/21 (h)	EUR	955	1,107,725

			15,453,249
Media — 1.7%
Altice SA:
7.25%, 5/15/22		1,800	2,016,731
6.25%, 2/15/25		2,322	2,496,096
7.63%, 2/15/25 (b)	USD	200	200,375
CBS Corp.:
2.30%, 8/15/19		3,620	3,620,550
3.50%, 1/15/25		2,248	2,269,929
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		5,914	6,224,485
Cleopatra Finance Ltd.:
6.25%, 2/15/22 (b)		900	879,750
6.50%, 2/15/25 (b)		350	337,750
Comcast Corp., 4.75%, 3/01/44		6,321	7,273,347
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		8,186	8,951,203
6.38%, 3/01/41		1,621	1,908,802
5.15%, 3/15/42		1,950	2,037,890

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	39

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Discovery Communications LLC, 3.45%, 3/15/25	USD	2,101	$2,099,311
The Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		2,564	2,685,980
3.75%, 2/15/23		1,774	1,837,617
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	3,586	4,371,934
NBCUniversal Media LLC, 4.45%, 1/15/43	USD	4,967	5,393,606
Numericable-SFR, 5.38%, 5/15/22	EUR	3,739	4,201,661
Numericable-SFR SAS, 5.63%, 5/15/24		2,933	3,327,464
Omnicom Group, Inc., 3.65%, 11/01/24	USD	1,298	1,342,724
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		4,520	4,558,226
Time Warner Cable, Inc.:
6.55%, 5/01/37		3,534	4,438,163
5.50%, 9/01/41		5,569	6,397,344
4.50%, 9/15/42		3,687	3,781,992
Time Warner, Inc.:
2.10%, 6/01/19		7,557	7,595,382
4.65%, 6/01/44		4,320	4,653,737
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.13%, 1/21/23	EUR	90	103,769
5.63%, 4/15/23		180	209,995
4.00%, 1/15/25		2,974	3,329,561
6.25%, 1/15/29		370	449,560
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		340	415,029
Viacom, Inc.:
2.75%, 12/15/19	USD	5,064	5,143,768
4.50%, 3/01/21		2,920	3,164,246
4.85%, 12/15/34		1,254	1,295,482
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	1,746	2,715,360

			111,728,819
Metals & Mining — 0.4%
APERAM, 0.63%, 7/08/21 (g)	USD	1,000	1,193,750
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	300	314,664
Freeport-McMoRan, Inc.:
4.00%, 11/14/21	USD	4,195	4,094,450
5.40%, 11/14/34		3,860	3,529,140
JSW Steel Ltd., 4.88%, 11/12/19		600	577,500
Newmont Mining Corp., 3.50%, 3/15/22		2,982	2,896,011
Novelis, Inc., 8.75%, 12/15/20		8,380	8,977,075
Nucor Corp., 5.20%, 8/01/43		1,431	1,610,251
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,435,787

			24,628,628
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	180	264,299
Hema Bondco I BV:
5.28%, 6/15/19 (a)	EUR	675	573,230
6.25%, 6/15/19		1,400	1,270,134
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	USD	2,201	2,329,569
Target Corp.:
3.50%, 7/01/24		1,431	1,519,267
4.00%, 7/01/42		1,930	2,044,733

			8,001,232
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		1,702	1,726,648
3.50%, 2/01/25		1,790	1,864,059
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		1,585	1,812,871
CMS Energy Corp., 3.88%, 3/01/24		2,011	2,150,201

Corporate Bonds		Par (000)	Value
Multi-Utilities (concluded)
Consumers Energy Co., 3.95%, 5/15/43	USD	1,442	$1,525,894
Dominion Resources, Inc.:
1.95%, 8/15/16		4,299	4,350,051
2.50%, 12/01/19		4,104	4,170,719
DTE Energy Co.:
2.40%, 12/01/19		1,251	1,271,336
3.50%, 6/01/24		5,101	5,299,852
NiSource Finance Corp., 3.85%, 2/15/23		2,935	3,097,602
Pacific Gas & Electric Co.:
4.75%, 2/15/44		1,921	2,213,828
4.30%, 3/15/45		1,348	1,450,630
PG&E Corp., 2.40%, 3/01/19		2,718	2,752,380
Sempra Energy, 2.88%, 10/01/22		1,470	1,469,581
Virginia Electric & Power Co.:
3.45%, 2/15/24		1,023	1,085,619
4.45%, 2/15/44		1,442	1,624,936

			37,866,207
Oil, Gas & Consumable Fuels — 2.9%
Anadarko Petroleum Corp., 3.45%, 7/15/24		1,487	1,489,367
Berau Capital Resources Pte Ltd., 12.50%, 7/08/15		1,400	980,000
Chevron Corp.:
2.19%, 11/15/19		1,277	1,303,647
1.96%, 3/03/20		13,610	13,697,145
Continental Resources, Inc.:
3.80%, 6/01/24		1,900	1,751,306
4.90%, 6/01/44		2,809	2,477,282
Energy Transfer Partners LP:
4.15%, 10/01/20		2,322	2,437,670
4.65%, 6/01/21		6,818	7,284,658
Enterprise Products Operating LLC:
3.90%, 2/15/24		2,149	2,248,348
4.45%, 2/15/43		4,650	4,721,243
EOG Resources, Inc., 3.90%, 4/01/35		7,552	7,744,040
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		1,260	1,291,500
Exxon Mobil Corp., 1.82%, 3/15/19		6,236	6,316,937
Galp Energia SGPS SA, 3.00%, 1/14/21	EUR	400	444,808
Indo Energy Finance II BV, 6.38%, 1/24/23	USD	200	132,000
Kinder Morgan Energy Partners LP, 3.50%, 3/01/21		23,936	24,126,100
Kinder Morgan, Inc., 3.05%, 12/01/19		11,024	11,133,402
Laredo Petroleum, Inc.:
9.50%, 2/15/19		2,280	2,388,300
7.38%, 5/01/22		655	675,469
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		4,880	3,855,200
Marathon Petroleum Corp., 4.75%, 9/15/44		1,512	1,538,703
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23		1,105	1,093,950
MEG Energy Corp., 6.50%, 3/15/21 (b)		910	841,750
MIE Holdings Corp.:
6.88%, 2/06/18		200	127,100
7.50%, 4/25/19		400	238,500
Noble Energy, Inc., 4.15%, 12/15/21		7,397	7,834,496
Noble Holding International Ltd., 3.95%, 3/15/22 (k)		1,681	1,492,973
Occidental Petroleum Corp., 3.13%, 2/15/22		3,548	3,654,071
Peabody Energy Corp., 6.00%, 11/15/18		614	485,060
Phillips 66, 4.88%, 11/15/44		1,717	1,838,780
Pioneer Natural Resources Co., 3.95%, 7/15/22		4,327	4,450,237

See Consolidated Notes to Financial Statements.

40	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	USD	7,302	$7,336,392
2.85%, 1/31/23		2,648	2,580,839
4.90%, 2/15/45		1,885	1,981,996
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		4,890	4,922,078
5.63%, 4/15/23		1,053	1,050,367
Sabine Pass LNG LP, 7.50%, 11/30/16		6,105	6,486,563
Southwestern Energy Co., 4.95%, 1/23/25		1,835	1,866,347
Spectra Energy Partners LP, 3.50%, 3/15/25		7,915	7,954,425
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		3,573	3,515,543
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		1,793	1,809,981
2.50%, 8/01/22		2,210	2,157,859
4.63%, 3/01/34		1,804	1,941,737
Valero Energy Corp., 3.65%, 3/15/25		6,437	6,583,023
Western Gas Partners LP, 4.00%, 7/01/22		6,486	6,593,077
Williams Partners LP:
4.00%, 11/15/21		7,196	7,386,831
3.60%, 3/15/22		3,915	3,902,773
4.50%, 11/15/23		1,195	1,239,060
4.90%, 1/15/45		4,668	4,377,389
Williams Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		1,345	1,355,087

			195,135,409
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24		2,271	2,315,459
4.80%, 6/15/44		3,262	3,350,224

			5,665,683
Pharmaceuticals — 1.5%
AbbVie, Inc.:
2.90%, 11/06/22		3,301	3,274,453
4.40%, 11/06/42		3,664	3,771,784
Actavis Funding SCS:
2.35%, 3/12/18		28,510	28,895,569
3.00%, 3/12/20		21,407	21,901,181
Bristol-Myers Squibb Co., 4.50%, 3/01/44		2,122	2,411,354
Eli Lilly & Co.:
2.75%, 6/01/25		647	649,856
3.70%, 3/01/45		1,564	1,564,433
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		2,752	2,794,595
Merck & Co., Inc., 3.70%, 2/10/45		5,081	5,105,028
Merck KGaA, 3.00%, 12/12/74 (a)	EUR	775	854,336
Mylan, Inc., 3.13%, 1/15/23 (b)	USD	3,805	3,757,171
Novartis Capital Corp., 4.40%, 4/24/20		4,127	4,620,536
Pfizer, Inc.:
4.30%, 6/15/43		2,014	2,175,023
4.40%, 5/15/44		1,591	1,749,740
Roche Holdings, Inc., 2.88%, 9/29/21 (b)		2,845	2,945,537
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,007	1,060,569
VRX Escrow Corp.:
4.50%, 5/15/23	EUR	3,725	4,030,323
6.13%, 4/15/25 (b)	USD	5,294	5,479,290
Zoetis, Inc., 3.25%, 2/01/23		1,835	1,828,765

			98,869,543
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,326	1,525,865
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.45%, 9/15/21	USD	4,650	4,746,562

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
5.90%, 11/01/21	USD	623	$718,079
3.50%, 1/31/23		657	651,243
5.00%, 2/15/24		659	720,613
ARC Properties Operating Partnership LP, 2.00%, 2/06/17		920	891,940
The Link Finance Cayman 2009 Ltd., 3.60%, 9/03/24		800	819,040
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (b)		1,552	1,517,080
Simon Property Group LP, 4.25%, 10/01/44		2,073	2,173,022
Ventas Realty LP, 3.75%, 5/01/24		3,107	3,191,871

			15,429,450
Real Estate Management & Development — 0.3%
Agile Property Holdings Ltd., 9.88%, 3/20/17		800	793,600
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)	GBP	266	492,668
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	600	540,321
Central Plaza Development Ltd., 7.13%, 12/31/49 (a)		350	355,233
CIFI Holdings Group Co. Ltd., 8.88%, 1/27/19		200	196,017
Country Garden Holdings Co. Ltd.:
7.88%, 5/27/19		600	623,250
7.88%, 3/09/20		1,000	1,001,250
7.25%, 4/04/21		600	598,800
Double Rosy Ltd., 3.97%, 11/18/19		1,400	1,407,350
Evergrande Real Estate Group Ltd., 8.75%, 10/30/18		400	364,000
Fantasia Holdings Group Co. Ltd.:
13.75%, 9/27/17		400	379,500
10.63%, 1/23/19		1,000	808,616
Filinvest Development, 4.25%, 4/02/20		600	577,608
Greenland Global Investment Ltd., 3.50%, 10/17/17		800	800,786
KWG Property Holding Ltd., 8.25%, 8/05/19		600	574,080
Lodha Developers International Ltd., 12.00%, 3/13/20		550	536,250
Pakuwon Prima Pte Ltd., 7.13%, 7/02/19		200	199,506
RPG Byty Sro, 6.75%, 5/01/20	EUR	1,280	1,449,947
Shui On Development Holding Ltd.:
9.00%, 11/24/17	USD	400	398,745
9.63%, 6/10/19		200	198,500
Sparkle Assets Ltd., 6.88%, 1/30/20		600	613,500
Sunac China Holdings Ltd., 9.38%, 4/05/18		800	792,000
Trillion Chance Ltd., 8.50%, 1/10/19		1,000	907,695
Vingroup JSC, 11.63%, 5/07/18		1,210	1,276,550
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		2,400	2,610,703

			18,496,475
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		2,685	2,738,909
4.15%, 4/01/45		1,161	1,207,720
CSX Corp., 4.10%, 3/15/44		1,910	1,989,248
EC Finance PLC, 5.13%, 7/15/21	EUR	300	339,844
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (b)	USD	4,197	4,195,707
Ryder System, Inc., 2.45%, 9/03/19		6,080	6,090,676
Union Pacific Corp.:
3.38%, 2/01/35		519	506,978
4.82%, 2/01/44		2,327	2,764,716
3.88%, 2/01/55		650	634,064
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,355	3,398,951

			23,866,813

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	41

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.0%
Global A&T Electronics Ltd., 10.00%, 2/01/19	USD	345	$337,238
Semiconductor Manufacturing International Corp., 4.13%, 10/07/19		1,000	1,008,800

			1,346,038
Software — 0.4%
Adobe Systems, Inc., 3.25%, 2/01/25		1,987	2,008,336
First Data Corp., 7.38%, 6/15/19 (b)		2,715	2,837,175
Microsoft Corp.:
3.50%, 2/12/35		4,377	4,365,467
3.75%, 2/12/45		4,575	4,592,431
Oracle Corp.:
2.80%, 7/08/21		10,087	10,447,953
4.30%, 7/08/34		3,518	3,817,255

			28,068,617
Specialty Retail — 0.2%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	265	272,830
The Home Depot, Inc., 4.40%, 3/15/45	USD	949	1,059,591
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	491	771,726
Lion/Seneca France 2, 7.88%, 4/15/19	EUR	690	615,793
Lowe’s Cos., Inc., 4.25%, 9/15/44	USD	1,747	1,894,470
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	800	1,338,555
Punch Taverns Finance B Ltd., 5.94%, 9/30/22		1,092	1,602,656
QVC, Inc., 3.13%, 4/01/19	USD	1,780	1,792,239
THOM Europe SAS, 7.38%, 7/15/19	EUR	1,194	1,341,616

			10,689,476
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.:
2.10%, 5/06/19 (l)	USD	19,801	20,244,622
3.45%, 2/09/45		1,581	1,500,747
Hewlett-Packard Co., 3.75%, 12/01/20		7,408	7,788,527

			29,533,896
Thrifts & Mortgage Finance — 0.0%
Achmea Bank NV, 2.75%, 2/18/21	EUR	625	738,315
Tobacco — 0.3%
Altria Group, Inc.:
2.63%, 1/14/20	USD	2,809	2,854,054
2.85%, 8/09/22		1,829	1,818,253
Lorillard Tobacco Co., 3.75%, 5/20/23		899	915,329
Philip Morris International, Inc.:
1.13%, 8/21/17		5,933	5,937,966
4.88%, 11/15/43		2,729	3,109,095
Reynolds American, Inc.:
3.25%, 11/01/22		2,642	2,628,930
4.75%, 11/01/42		2,357	2,431,184

			19,694,811
Trading Companies & Distributors — 0.3%
Air Lease Corp., 3.75%, 2/01/22		3,519	3,576,057
Aircastle Ltd., 6.25%, 12/01/19		2,565	2,819,910
GATX Corp., 2.60%, 3/30/20		2,415	2,421,458
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,605	1,653,150
Monitchem HoldCo 2 SA, 6.88%, 6/15/22	EUR	270	271,446
Noble Group Ltd., 6.75%, 1/29/20	USD	350	364,875
United Rentals North America, Inc.:
5.75%, 7/15/18		753	785,003
7.38%, 5/15/20		4,315	4,662,897
7.63%, 4/15/22		1,874	2,050,156
5.50%, 7/15/25		1,184	1,206,200

			19,811,152

Corporate Bonds		Par (000)	Value
Transportation Infrastructure — 0.1%
Delhi International Airport Pvt Ltd., 6.50%, 2/03/22	USD	275	$288,613
Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20	EUR	207	240,382
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		300	340,315
Goodman HK Finance, 4.38%, 6/19/24	USD	400	417,524
HPHT Finance 15 Ltd., 2.88%, 3/17/20		1,200	1,212,248
Silk Bidco AS, 7.50%, 2/01/22	EUR	2,110	2,348,175

			4,847,257
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,225	8,359,808
Crown Castle International Corp., 5.25%, 1/15/23		2,730	2,866,500
Orange SA, 4.00%, 12/31/49 (a)	EUR	575	661,019
Play Finance 1 SA, 6.50%, 8/01/19		905	1,028,321
Play Finance 2 SA, 5.25%, 2/01/19		710	791,595
Sprint Communications, Inc., 9.00%, 11/15/18 (b)	USD	13,015	14,934,713
Sprint Corp., 7.88%, 9/15/23		3,895	3,972,900
T-Mobile USA, Inc.:
6.63%, 4/28/21		1,230	1,288,425
6.73%, 4/28/22		1,180	1,241,950
Vodafone Group PLC, 2.50%, 9/26/22		2,280	2,205,045

			37,350,276
Total Corporate Bonds — 29.0%			1,929,377,380

Floating Rate Loan Interests (a)
Capital Markets — 0.0%
Yellow Maple Holding BV:
Facility B3, 5.06%, 9/23/21	GBP	320	476,228
Term Loan B (First Lien), 4.02%, 9/17/21	EUR	560	605,985

			1,082,213
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19	USD	505	506,162
Constantia Flexibles Group GmbH (AKA Constantinople Acquisition GmbH), Term Loan B1 Euro, 3.75%, 4/29/22	EUR	1,994	2,163,987

			2,670,149
Diversified Consumer Services — 0.1%
Nelson Bidco Ltd.:
Initial Term Loan (First Lien), 5.28% - 5.43%, 12/10/21	GBP	1,461	2,174,523
Initial Term Loan (Second Lien), 8.25%, 12/09/22		730	1,082,877

			3,257,400
Diversified Telecommunication Services — 0.4%
Altice Financing SA, Euro Denominated Tranche Loan, 5.25%, 2/04/22	EUR	1,785	1,939,307
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	12,002	11,951,432
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		8,090	8,103,510
Livister Investments S.L.U., Facility B, 4.79%, 6/28/21	EUR	930	1,004,148
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23	GBP	810	1,202,546

See Consolidated Notes to Financial Statements.

42	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Diversified Telecommunication Services (concluded)
Ziggo BV:
EUR B1 Facility, 3.75%, 1/15/22	EUR	631	$677,940
EUR B2 Facility, 3.50% - 3.75%, 1/15/22		407	436,739
EUR B3 Facility, 2.75% - 3.75%, 1/15/22		1,142	1,227,083

			26,542,705
Food & Staples Retailing — 0.0%
Bestway UK Holdco Ltd., Facility B, 5.26%, 10/06/21	GBP	700	1,043,089
Food Products — 0.0%
Charger OpCo BV, Term B-1 EUR Loan, 0.00% - 3.50%, 7/23/21	EUR	1,470	1,586,760
Iglo Foods Midco Ltd., Facility B2, 5.26%, 6/30/20	GBP	435	646,992

			2,233,752
Health Care Equipment & Supplies — 0.0%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B1 (EUR), 5.50%, 1/17/22	EUR	680	740,614
Health Care Providers & Services — 0.0%
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18	USD	911	912,037
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		5,713	5,401,689
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		10,619	10,628,279

			16,029,968
Insurance — 0.0%
Saga Mid Co. Ltd., Facility A, 2.81%, 4/25/19	GBP	680	965,212
Internet Software & Services — 0.0%
Nassa Midco AS, Facility B (EUR), 4.25%, 7/09/21	EUR	1,300	1,402,768
Leisure Products — 0.0%
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		1,000	990,796
Life Sciences Tools & Services — 0.0%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18	USD	968	967,319
Machinery — 0.1%
Onex Wizard Acquisition Co. II SCA, Initial Euro Term Loan, 5.25%, 3/11/22	EUR	5,720	6,206,559
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-EUR, 4.25%, 5/15/20		860	932,174

			7,138,733
Media — 0.2%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term G Loan, 4.25%, 9/10/21	USD	6,055	6,102,108
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20	EUR	918	991,480
Springer Science+Business Media Deutschland GmbH, Term Loan B8, 4.75%, 8/14/20		3,070	3,324,937

			10,418,525
Oil, Gas & Consumable Fuels — 0.0%
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15	USD	2,043	2,052,766

Floating Rate Loan Interests (a)		Par (000)	Value
Professional Services — 0.1%
Wood Mackenzie Ltd: Tl-C 1210083, Term Loan, 5.00%, 8/15/19	GBP	2,750	$4,079,331
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.03% - 4.40%, 10/10/16	USD	82	81,350
Road & Rail — 0.1%
Car Rentals Subsidiary SLU (AKA Goldcar), Facility B, 6.50%, 6/18/20	EUR	3,580	3,706,645
Software — 0.1%
First Data Corp., 2018 New Dollar Term Loan, 3.67%, 3/23/18	USD	6,090	6,083,801
Specialty Retail — 0.0%
Action Holding BV (FKA Peer Holdings BV), Term B (A2), 4.78%, 1/13/21	EUR	1,100	1,192,008
Textiles, Apparel & Luxury Goods — 0.0%
Vivarte Sas, Term Loan, 4.00%, 10/20/19		1,000	1,016,107
Total Floating Rate Loan Interests — 1.4%			94,607,288

Foreign Agency Obligations
Brazil — 0.1%
Petrobras Global Finance BV:
6.25%, 12/14/26	GBP	800	1,023,080
5.38%, 10/01/29		185	227,311
6.63%, 1/16/34		530	658,712
7.25%, 3/17/44	USD	2,187	2,053,549

			3,962,652
British Virgin Islands — 0.1%
China Cinda Finance 2014 Ltd., 5.63%, 5/14/24		400	437,329
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		300	332,963
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		1,800	1,917,659

			2,687,951
China — 0.1%
CDBL Funding 1, 4.25%, 12/02/24	USD	1,400	1,427,042
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,549	1,646,703
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		200	206,094
Eastern Creation II Investment Holdings Ltd., 3.25%, 1/20/20		1,200	1,222,440
Huarong Finance II Co. Ltd., 4.70%, 1/16/20		1,000	1,045,923

			5,548,202
Germany — 0.1%
HSH Nordbank AG:
0.88%, 2/14/17 (a)	EUR	4,090	3,710,606
0.92%, 2/14/17 (a)		1,993	1,810,805

			5,521,411
India — 0.0%
IDBI Bank Ltd., 4.44%, 4/23/20	USD	400	406,442
Syndicate Bank, 3.88%, 12/04/19		200	204,435

			610,877

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	43

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
Indonesia — 0.0%
Pertamina Persero PT, 6.45%, 5/30/44	USD	200	$215,420
Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 3/09/23		1,800	1,633,770
Cagamas Global PLC, 2.75%, 12/10/19		400	404,180
Petronas Capital Ltd., 3.50%, 3/18/25		200	202,447

			2,240,397
Norway — 0.1%
Eksportfinans ASA, 5.50%, 6/26/17		275	292,875
Statoil ASA, 2.90%, 11/08/20		6,595	6,908,896

			7,201,771
Singapore — 0.0%
BOC Aviation Pte Ltd., 3.00%, 3/30/20		400	399,274
South Korea — 0.0%
Korea East-West Power Co. Ltd., 2.50%, 6/02/20		800	808,115
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	392,000
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 1/12/23		600	609,750
United States — 0.0%
Export-Import Bank of India, 2.75%, 4/01/20		800	796,248
Petronas Capital Ltd., 4.50%, 3/18/45		500	501,467

			1,297,715
Total Foreign Agency Obligations — 0.5%			31,495,535

Foreign Government Obligations
Brazil — 0.2%
Federative Republic of Brazil, 4.25%, 1/07/25		11,595	11,363,100
Colombia — 0.1%
Republic of Colombia:
4.38%, 3/21/23	COP	813,000	284,412
4.00%, 2/26/24	USD	7,250	7,474,750

			7,759,162
Germany — 0.1%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	1,800	2,170,871
Greece — 0.0%
Hellenic Republic:
3.38%, 7/17/17		1,529	1,148,156
3.00%, 2/24/24 (c)		1,610	946,604

			2,094,760
Indonesia — 0.2%
Republic of Indonesia:
5.38%, 10/17/23 (b)		1,480	1,655,750
5.38%, 10/17/23	USD	1,200	1,348,920
5.88%, 1/15/24 (b)		2,720	3,145,000
8.38%, 3/15/24	IDR	53,992,000	4,383,366
4.13%, 1/15/25	USD	1,200	1,237,440
8.38%, 3/15/34	IDR	32,158,000	2,609,533
5.13%, 1/15/45	USD	400	420,000

			14,800,009

Foreign Government Obligations		Par (000)	Value
Italy — 0.7%
Buoni Poliennali Del Tesoro:
5.50%, 9/01/22	USD	7,480	$10,617,125
5.50%, 11/01/22		6,200	8,839,457
3.10%, 9/15/26		1,800	2,701,557
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.35%, 9/15/19	EUR	11,677	15,382,264
2.10%, 9/15/21		7,055	9,313,810

			46,854,213
Mexico — 1.0%
United Mexican States:
4.75%, 6/14/18	MXN	202,600	13,289,118
5.00%, 12/11/19		49,600	3,212,773
6.50%, 6/09/22		116,000	7,949,333
4.00%, 10/02/23	USD	27,891	29,508,678
8.00%, 12/07/23	MXN	105,000	7,853,354
4.60%, 1/23/46	USD	2,870	2,934,575

			64,747,831
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25		4,020	5,467,200
Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24		875	967,995
Slovenia — 0.1%
Republic of Slovenia:
4.13%, 2/18/19 (b)		1,556	1,645,069
5.50%, 10/26/22 (b)		2,189	2,522,910
5.25%, 2/18/24 (b)		1,346	1,544,871

			5,712,850
South Africa — 0.1%
Republic of South Africa:
7.75%, 2/28/23	ZAR	67,545	5,621,789
8.00%, 1/31/30		37,525	3,050,202

			8,671,991
Spain — 0.3%
Kingdom of Spain:
5.40%, 1/31/23	EUR	14,140	20,222,806
4.40%, 10/31/23		907	1,239,205

			21,462,011
Sri Lanka — 0.0%
Republic of Sri Lanka, 6.25%, 10/04/20	USD	700	722,750
Turkey — 0.2%
Turkey Government International Bond, 5.75%, 3/22/24		12,910	14,357,211
Vietnam — 0.0%
Socialist Republic of Vietnam, 5.13%, 11/19/24		200	208,250
Total Foreign Government Obligations — 3.1%			207,360,204

See Consolidated Notes to Financial Statements.

44	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.5%
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 2A3, 0.37%, 2/25/37 (a)	USD	3,587	$2,706,906
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.62%, 3/31/48 (a)	EUR	403	425,968
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.36%, 12/25/35 (a)(b)(m)	USD	7	7,089
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		155	144,891
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		4	4,299
Countrywide Alternative Loan Trust:
Series 2005-56, Class 4A1, 0.48%, 11/25/35 (a)		3,968	3,300,212
Series 2005-72, Class A3, 0.47%, 1/25/36 (a)		1,379	1,107,465
Series 2006-23CB, Class 2A5, 0.57%, 8/25/36 (a)		10,921	5,514,094
Series 2006-OA14, Class 1A1, 1.84%, 11/25/46 (a)		6,804	5,782,367
Series 2006-OA21, Class A1, 0.37%, 3/20/47 (a)		19,321	15,214,883
Series 2006-OA6, Class 1A2, 0.38%, 7/25/46 (a)		7,638	6,543,591
Series 2007-22, Class 2A16, 6.50%, 9/25/37		19,567	15,681,859
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.71%, 2/25/35 (a)		684	645,529
Series 2006-OA4, Class A1, 1.07%, 4/25/46 (a)		2,280	1,270,484
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.54%, 1/27/36 (a)(b)		5,746	5,666,977
Series 2011-2R, Class 1A1, 2.44%, 3/27/37 (a)(b)		2,671	2,622,602
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		10,181	10,269,016
Series 2011-5R, Class 3A1, 2.87%, 9/27/47 (a)(b)		3,597	3,423,643
Series 2014-11R, Class 16A1, 2.13%, 9/27/47 (a)(b)		3,658	3,534,789
Series 2015-PR1, Class A-1, 0.00%, 2/25/55 (a)(b)		3,110	3,032,250
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, 0.30%, 8/25/47 (a)		1,398	1,140,499
Series 2007-RMP1, Class A2, 0.32%, 12/25/36 (a)		4,256	3,630,075
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.67%, 1/27/37 (a)(b)		1,397	2,108,986
Gemgarto, Series 2012-1, Class A1, 3.51%, 5/14/45 (a)	GBP	609	923,860
Grifonas Finance PLC, Series 1, Class A, 0.39%, 8/28/39 (a)	EUR	1,661	1,239,581
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.44%, 10/25/35 (a)	USD	18,296	16,215,009
Series 2006-2, Class A1, 0.35%, 12/25/36 (a)		4,931	4,240,906
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.97%, 11/25/34 (a)		763	757,021
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 3.34%, 5/25/37 (a)		822	656,607

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
JPMorgan Madison Avenue Securities Trust, Series 2014-1, Class M1, 2.42%, 11/25/24 (a)(b)	USD	2,236	$2,243,620
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.27%, 9/01/21 (a)(b)		7,395	7,413,556
Series 2014-2, Class A, 2.16%, 12/01/21 (a)(b)		8,484	8,381,813
Series 2015-1, Class A, 2.17%, 1/01/20 (a)(b)		3,429	3,379,685
Series 2015-2, Class A, 2.17%, 1/01/20 (a)(b)		2,406	2,372,307
Series 2015-3, Class A, 2.18%, 3/01/20 (a)(b)		4,110	4,056,500
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.68%, 8/25/37 (a)(b)		3,159	2,226,927
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 5.34%, 5/25/36 (a)		5,165	4,878,819
Morgan Stanley Re-REMIC Trust, Series 2010-R9, Class 3B, 5.00%, 11/26/36 (b)		792	821,708
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.41%, 1/15/39 (a)		464	432,793
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.51%, 6/25/35 (a)(b)		1,310	1,148,347
Residential Mortgage Securities PLC, Series 26, Class A1, 2.81%, 2/14/41 (a)	GBP	1,577	2,422,002
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.91%, 6/21/55 (a)		551	823,329
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A, 0.45%, 2/25/36 (a)	USD	2,310	1,852,328
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.92%, 6/25/47 (a)		2,966	2,885,202

			163,150,394
Commercial Mortgage-Backed Securities — 5.6%
American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class A, 3.79%, 10/17/36 (b)		1,866	1,943,339
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		6,069	6,289,481
Series 2007-3, Class A1A, 5.55%, 6/10/49 (a)		5,993	6,437,738
Series 2007-3, Class A4, 5.55%, 6/10/49 (a)		2,730	2,913,330
Series 2007-3, Class AJ, 5.55%, 6/10/49 (a)		1,765	1,815,964
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		2,030	2,164,983
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-FL1, Class A, 1.57%, 12/15/31 (a)(b)		2,840	2,844,447
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B, 5.00%, 7/10/45 (a)		300	301,958
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.38%, 2/15/28 (a)(b)		2,030	2,030,000
Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		2,460	2,532,004
Bayview Commercial Asset Trust, Series 2008-4, Class A3, 2.92%, 7/25/38 (a)(b)		2,618	2,578,302

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	45

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44	USD	4,769	$5,044,578
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (a)		3,071	3,343,094
Series 2007-PW18, Class A1A, 5.60%, 6/11/50		171	183,304
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (a)		4,033	4,436,256
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.67%, 7/05/33 (a)(b)		2,075	2,111,333
Carefree Portfolio Trust:
Series 2014-CARE, Class A, 1.47%, 11/15/19 (a)(b)		1,550	1,546,348
Series 2014-CARE, Class D, 3.40%, 11/15/19 (a)(b)		2,510	2,517,530
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.57%, 12/15/27 (a)(b)		4,271	4,274,852
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class D, 4.88%, 9/10/45 (a)(b)		3,637	3,722,164
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		2,200	2,058,899
Series 2013-GC11, Class D, 4.46%, 4/10/46 (a)(b)		3,200	3,165,114
Series 2014-388G, Class A, 0.92%, 6/15/33 (a)(b)		2,344	2,332,854
Series 2014-388G, Class E, 2.52%, 6/15/33 (a)(b)		2,200	2,191,356
Series 2015-SSHP, Class A, 1.32%, 9/15/27 (a)(b)		4,370	4,364,651
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)		956	999,960
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		640	701,290
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (a)		3,819	4,122,553
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,394,050
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		3,755	3,850,985
Series 2013-FL3, Class A, 1.52%, 10/13/28 (a)(b)		5,029	5,040,097
Series 2013-FL3, Class RRI1, 3.42%, 11/13/28 (a)(b)		4,914	4,914,253
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		3,196	3,311,772
Series 2014-277P, Class A, 3.61%, 8/10/49 (a)(b)		1,300	1,384,321
Series 2014-CR20, Class A4, 3.59%, 11/10/47		336	357,446
Series 2014-CR21, Class B, 4.34%, 12/10/47		630	674,528
Series 2014-FL5, Class D, 2.15%, 10/15/31 (a)(b)		3,095	2,849,517
Series 2014-KYO, Class F, 3.66%, 6/11/27 (a)(b)		5,390	5,376,622

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CR22, Class A5, 3.31%, 3/10/48	USD	5,670	$5,839,648
Series 2015-DC1, Class A5, 3.35%, 2/04/48		1,340	1,397,284
Credit Suisse Commercial Mortgage Trust:
Series 2006-C5, Class AM, 5.34%, 12/15/39		11,696	12,269,691
Series 2007-C4, Class A1AM, 6.10%, 9/15/39 (a)		3,146	3,406,294
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		920	921,063
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.81%, 6/15/38 (a)		3,122	3,270,595
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		4,730	4,946,222
Series 2014-SURF, Class E, 3.27%, 2/15/29 (a)(b)		1,300	1,298,482
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 4/17/50		1,050	1,109,112
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		2,388	2,393,970
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.72%, 6/17/49 (a)(b)		3,400	3,642,185
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		3,850	3,936,675
GAHR Commericial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.47%, 12/15/16 (a)(b)		6,000	5,998,452
Series 2015-NRF, Class GFX, 8.12%, 12/15/34 (b)		7,142	6,396,075
German Residential Funding Ltd., Series 2013-1, Class E, 4.19%, 8/27/24 (a)	EUR	1,143	1,297,034
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)	USD	2,870	3,106,864
GS Mortgage Securities Trust:
Series 2006-GG6, Class AJ, 5.52%, 4/10/38 (a)		1,275	1,303,221
Series 2006-GG8, Class AM, 5.59%, 11/10/39		735	776,736
Series 2010-C1, Class A1, 3.68%, 8/10/43 (b)		1,664	1,724,434
Series 2014-GC18, Class B, 4.89%, 1/10/47 (a)		1,314	1,461,751
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		5,763	5,919,506
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.22%, 3/05/37 (b)		4,030	4,076,345
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP7, Class A4, 5.88%, 4/15/45 (a)		7,240	7,481,085
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (a)		2,000	2,090,172
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (a)		4,323	4,360,212
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (a)		11,429	12,027,491
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (a)		1,000	1,096,133
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		1,937	2,074,548
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		5,463	5,703,345

See Consolidated Notes to Financial Statements.

46	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2008-C2, Class A4FL, 1.68%, 2/12/51 (a)	USD	1,873	$1,841,878
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		1,255	1,316,121
Series 2014-C20, Class A5, 3.80%, 7/15/47		1,620	1,753,890
Series 2014-C21, Class D, 4.66%, 8/15/47 (a)		1,250	1,204,780
Series 2014-C26, Class A4, 3.49%, 1/15/48		1,247	1,316,088
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (b)		885	921,760
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		2,680	2,610,435
Series 2014-FL6, Class A, 1.57%, 11/15/31 (a)(b)		3,670	3,674,353
Series 2015-CSMO, Class A, 1.43%, 1/15/32 (a)(b)		5,400	5,395,680
Series 2015-CSMO, Class D, 3.48%, 1/15/32 (a)(b)		2,900	2,901,740
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AJ, 5.85%, 6/15/38 (a)		985	1,032,570
Series 2007-C1, Class AJ, 5.48%, 2/15/40		3,720	3,881,548
Series 2007-C7, Class A1A, 5.68%, 9/15/45 (a)		591	644,198
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 6.00%, 12/15/30 (b)		2,606	2,593,382
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (a)		4,160	4,241,178
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (a)		2,555	2,676,241
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class ASB, 5.64%, 9/12/49		9,842	9,840,887
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/47		1,152	1,208,751
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.35%, 2/12/44 (a)		746	723,239
Series 2007-HQ12, Class A2FX, 5.67%, 4/12/49 (a)		187	186,363
Series 2007-HQ12, Class AM, 5.67%, 4/12/49 (a)		6,695	7,134,239
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		1,811	1,917,872
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		1,547	1,648,203
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		3,513	3,780,477
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (a)		7,480	8,018,410
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10 5.80%, 8/12/45 (a)(b)		6,666	7,150,913
Series 2010-GG10, Class A4B, 5.80%, 8/15/45 (a)(b)		6,998	7,507,461
Series 2011-IO, Class B, 0.00%, 3/23/51 (b)(i)		400	396,882
Series 2011-IO, Class C, 0.00%, 3/23/51 (b)(i)		1,735	1,639,575
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		2,294	2,287,935
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		2,831	2,832,836

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.94%, 2/16/51 (a)(b)	USD	14,055	$14,635,702
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)		3,039	3,116,877
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.22%, 4/15/32 (a)(b)		2,645	2,629,535
SCG Trust, Series 2013-SRP1, Class AJ, 2.11%, 11/15/26 (a)(b)		2,775	2,783,589
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 4.14%, 1/05/35 (a)(b)		1,219	1,273,144
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		3,508	3,508,065
Series 2012-1A, Class B, 0.50%, 12/25/44 (b)		3,480	3,158,100
Taurus IT Srl, Series 2015-IT1, Class A, 1.56%, 2/18/27 (a)	EUR	310	333,493
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (a)	USD	326	334,483
Series 2006-C29, Class AM, 5.34%, 11/15/48		955	1,012,717
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		3,690	3,604,953
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (b)		3,263	3,508,541
Series 2007-C33, Class AJ, 5.94%, 2/15/51 (a)		1,772	1,868,726
Series 2007-C33, Class B, 5.94%, 2/15/51 (a)		200	204,337
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 2.91%, 1/15/27 (a)(b)		8,224	8,157,863
Series 2015-C27, Class A5, 3.45%, 2/15/48		2,016	2,116,516
Series 2015-C27, Class C, 3.89%, 2/15/48		1,402	1,369,318
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		1,707	1,707,271
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 3/15/47 (a)(b)		513	490,023

			370,539,036
Interest Only Collateralized Mortgage Obligations — 0.0%
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP, 2.08%, 5/25/47		4,059	726,617
Interest Only Commercial Mortgage-Backed Securities — 0.4%
BWAY Mortgage Trust, Series 2015-1740, Class XA, 0.90%, 1/10/35 (a)(b)		56,320	3,310,653
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.52%, 3/10/46 (a)		31,726	2,012,434
Series 2015-3BP, Class XA, 0.05%, 2/10/35 (a)(b)		133,078	1,184,394
Series 2015-CR22, Class XA, 1.17%, 3/10/48 (a)		28,980	2,046,772
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.24%, 2/10/48 (a)		40,178	3,664,231
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.21%, 4/10/47 (a)		9,659	723,044
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.09%, 11/05/30 (a)(b)		54,590	34,119
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA, 1.09%, 11/15/47 (a)		29,943	2,019,770

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	47

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XA, 1.57%, 4/15/46 (a)	USD	25,714	$2,176,015
Series 2013-LC11, Class XB, 0.58%, 4/15/46 (a)		4,570	186,374
Series 2015-C27, Class XA, 1.40%, 2/15/48 (a)		38,310	3,459,397
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.17%, 12/15/47 (a)		14,504	1,074,607
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.86%, 5/25/36 (a)(b)		441	5,729
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, 1.15%, 2/15/48 (a)		12,790	946,575
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.79%, 12/15/45 (a)(b)		17,725	1,694,230
Series 2012-C8, Class XA, 2.19%, 8/15/45 (a)(b)		1,190	118,450
Series 2014-C24, Class XA, 0.99%, 11/15/47 (a)		26,448	1,810,818
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (a)		23,456	1,932,928

			28,400,540
Total Non-Agency Mortgage-Backed Securities — 8.5%			562,816,587

Other Interests (n)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (e)(o)		1,888	—
Lehman Brothers Holdings, Inc. (e)(o)		7,360	1
Total Other Interests — 0.0%			1

Preferred Securities		Par (000)
Capital Trusts
Automobiles — 0.1%
Volkswagen International Finance NV, 3.63%, 12/31/45 (a)	EUR	4,725	5,172,595
Banks — 0.4%
Banco Bilbao Vizcaya Argentaria SA:
6.57% (a)(p)		1,800	1,983,983
7.00% (a)(p)		1,400	1,548,623
9.00% (a)(p)	USD	2,800	3,045,000
Banco Popular Espanol SA:
8.25% (a)(p)	EUR	1,800	2,010,247
11.50% (a)(p)		2,100	2,627,766
Banco Santander SA, 6.25% (a)(p)		1,600	1,736,479
Bank of America Corp., 6.25% (a)(p)	USD	3,852	3,907,373
Barclays PLC, 8.00% (a)(p)	EUR	378	451,711
Citigroup, Inc.:
5.80% (a)(p)	USD	1,841	1,845,603
5.88% (a)(p)		3,309	3,342,090

Capital Trusts		Par (000)	Value
Banks (concluded)
HSH Nordbank AG, 7.25% (a)(p)	USD	1,871	$611,514
Industrial & Commercial Bank of China Ltd., 6.00% (a)(p)		1,200	1,252,800
JPMorgan Chase & Co., 6.75% (a)(p)		380	412,300
Lloyds Banking Group PLC, 6.38% (a)(p)	EUR	1,266	1,451,649
Swedbank AB, 5.75% (a)(p)	USD	400	400,397
UniCredit SpA, 6.75% (a)(p)	EUR	1,200	1,316,101

			27,943,636
Capital Markets — 0.1%
Credit Suisse Group AG, 6.25% (a)(b)(p)	USD	2,200	2,161,500
State Street Capital Trust IV, 1.24%, 6/01/77 (a)		946	799,370
UBS Group AG:
5.13% (a)(p)	EUR	2,525	2,848,980
7.13% (a)(p)	USD	2,650	2,760,505

			8,570,355
Construction & Engineering — 0.0%
CRCC Yupeng Ltd., 3.95% (a)(p)		1,200	1,231,860
Dianjian Haixing Ltd., 4.05% (a)(p)		200	205,240

			1,437,100
Diversified Financial Services — 0.0%
Far East Horizon Ltd., 5.50% (a)(p)		800	820,960
HBOS Capital Funding LP, 6.85% (p)		346	355,947

			1,176,907
Electric Utilities — 0.2%
Electricite de France SA:
4.25% (a)(p)	EUR	700	815,595
5.00% (a)(p)		1,600	1,974,770
5.88% (a)(p)	GBP	1,500	2,415,112
EnBW Energie Baden-Wuerttemberg AG, 4.00%, 4/02/76	EUR	900	999,689
Enel SpA:
6.50%, 1/10/74 (a)		700	850,512
5.00%, 1/15/75 (a)		1,119	1,317,198
Gas Natural Fenosa Finance BV, 4.13% (a)(p)		2,600	2,970,366
SSE PLC, 4.13% (a)(p)	GBP	950	1,402,787

			12,746,029
Industrial Conglomerates — 0.0%
CITIC Ltd., 8.63% (a)(p)	USD	200	231,500
Insurance — 0.1%
AXA SA, 3.88% (a)(p)	EUR	750	888,344
BNP Paribas Cardif SA, 4.00% (a)(p)		1,100	1,256,846
Credit Agricole Assurances SA, 4.35% (a)(p)		2,700	3,062,837

			5,208,027
Oil, Gas & Consumable Fuels — 0.1%
TOTAL SA:
2.40% (a)(p)	EUR	1,925	2,083,302
2.85% (a)(p)		1,575	1,716,798

			3,800,100
Pharmaceuticals — 0.1%
Bayer AG, 2.63%, 4/02/75 (a)		2,150	2,301,838
Real Estate Management & Development — 0.0%
Deutsche Annington Finance BV, 4.13% (a)(p)		900	1,020,462
Thrifts & Mortgage Finance — 0.0%
Coventry Building Society, 6.38% (a)(p)	GBP	250	365,471
Transportation Infrastructure — 0.0%
Royal Capital BV, 6.38% (a)(p)	USD	550	574,063

See Consolidated Notes to Financial Statements.

48	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value
Wireless Telecommunication Services — 0.1%
Orange SA:
4.25% (a)(p)	EUR	558	$642,586
5.25% (a)(p)		1,950	2,388,233
Telefonica Europe BV:
4.20% (a)(p)		1,200	1,361,906
5.00% (a)(p)		700	815,448
5.88% (a)(p)		1,600	1,978,452
6.50% (a)(p)		300	362,329

			7,548,954
Total Capital Trusts — 1.2%			78,097,037

Preferred Stocks		Shares
Banks — 0.0%
Royal Bank of Scotland Group PLC, 6.13%		1,919	47,227
Royal Bank of Scotland Group PLC, 6.60%		9,596	240,092

			287,319
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00% (e)		12,471	1,810,268
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(p)		3,770,000	3,996,954
Total Preferred Stocks — 0.1%			6,094,541

Trust Preferreds
Banks — 0.0%
RBS Capital Funding Trust V, Series E, 5.90% (p)		32,000	785,600
Consumer Finance — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40 (a)		325,000	8,531,250
Diversified Financial Services — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40		349,440	9,267,149
RBS Capital Funding Trust VII, 6.08% (p)		50,000	1,238,500

			10,505,649
Total Trust Preferreds — 0.3%			19,822,499
Total Preferred Securities — 1.6%			104,014,077

Taxable Municipal Bonds		Par (000)
Alachua County Health Facilities Authority RB, 5.00%, 12/01/44	USD	6,270	7,013,559
American Municipal Power, Inc. RB, 5.00%, 2/15/34		3,520	3,990,659
Bay Area Toll Authority RB, 5.00%, 10/01/54		4,940	5,532,701
Board of Governors of Colorado State University System RB, 5.00%, 3/01/45 (q)		660	753,621
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		1,500	1,227,705
California Educational Facilities Authority RB, 5.00%, 10/01/32		1,750	2,279,777
California Statewide Communities Development Authority, 5.50%, 12/01/54		4,000	4,466,680
Casino Reinvestment Development Authority RB, 5.25%, 11/01/44		1,125	1,211,839
Central Texas Turnpike System RB, 5.00%, 8/15/37		1,250	1,382,875
Chicago Board of Education GO, 5.00%, 12/01/42		1,715	1,694,609

Taxable Municipal Bonds		Par (000)	Value
Chicago Midway International Airport RB, 5.00%, 1/01/41	USD	1,860	$2,045,070
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/40		1,300	1,496,651
City of Chicago, IL GO, 5.00%, 1/01/40		3,000	2,970,330
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		700	817,635
City of Portland, OR Sewer System Revenue RB, 5.00%, 10/01/23		655	816,156
Commonwealth of Massachusetts GO, 5.00%, 8/01/25		2,005	2,529,608
Commonwealth of Massachusetts RB, 5.00%, 6/15/26		5,210	6,444,874
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35		7,755	6,369,026
County of Fairfax, VA GO, 5.00%, 10/01/24		3,330	4,216,779
County of Miami-Dade, FL Aviation Revenue RB, 5.00%, 10/01/36		2,145	2,410,530
County of Miami-Dade, FL Aviation Revenue RB, CIFG, 5.00%, 10/01/38		8,770	8,924,703
County of Miami-Dade, FL Transit System Sales Surtax Revenue RB, 5.00%, 7/01/42		750	843,413
County of Miami-Dade, FL Water & Sewer System Revenue RB, 5.00%, 10/01/42		3,000	3,363,900
County of Montgomery, MD GO, 5.00%, 11/01/23		1,300	1,626,703
County of New Castle, DE GO, 5.00%, 10/01/40		1,320	1,578,628
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		5,000	5,416,050
Series A, 5.00%, 11/01/43		5,000	5,433,600
5.00%, 11/01/45		4,170	4,543,715
5.00%, 11/01/45		2,650	2,862,424
District of Columbia GO:
5.00%, 6/01/30		835	987,772
5.00%, 6/01/32		2,705	3,175,913
5.00%, 6/01/38		4,740	5,515,274
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/27		1,155	1,402,459
Fairfax County Industrial Development Authority RB, 5.00%, 5/15/44		3,175	3,632,041
Florida Department of Environmental Protection RB, 5.00%, 7/01/23		450	549,711
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 1/01/44		2,270	2,601,965
Illinois Finance Authority RB, 5.00%, 8/01/38		2,920	3,351,226
Kansas Development Finance Authority RB, 5.00%, 6/01/46		955	1,059,372
Las Vegas Valley Water District GO, 5.00%, 6/01/39		5,000	5,792,600
Long Island Power Authority RB, 5.00%, 9/01/44		3,425	3,836,925
Los Angeles Community College District/CA GO, 6.60%, 8/01/42		1,195	1,728,950
Los Angeles Department of Water & Power RB, 5.00%, 7/01/44		625	721,469
Lower Colorado River Authority RB:
5.00%, 5/15/24 (q)		850	1,030,107
5.00%, 5/15/26 (q)		875	1,045,153
5.00%, 5/15/36		980	1,089,544
Maryland Health & Higher Educational Facilities Authority RB:
5.00%, 7/01/20		685	792,100
5.00%, 7/01/21		965	1,128,114
5.00%, 7/01/27		815	954,235
The Massachusetts Clean Water Trust RB, 5.00%, 8/01/25		1,565	1,991,807
Metropolitan Transportation Authority RB:
0.00%, 11/15/30 (i)		1,785	1,079,389
6.67%, 11/15/39		350	491,323

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	49

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value
6.81%, 11/15/40	USD	860	$1,222,249
5.25%, 11/15/55		6,820	7,751,407
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		1,390	1,486,230
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		2,000	2,260,520
Michigan Finance Authority RB, 5.00%, 6/01/39		840	940,136
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		1,035	1,354,049
New Jersey Economic Development Authority RB:
5.00%, 3/01/26		840	924,924
5.00%, 6/15/27		1,160	1,281,278
5.00%, 6/15/29		740	805,993
5.00%, 6/15/30		690	750,416
5.00%, 6/15/31		975	1,054,872
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 7/01/44		680	762,253
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,499	2,255,545
New Jersey Transportation Trust Fund Authority RB:
0.00%, 12/15/38 (i)		690	219,013
5.00%, 6/15/42		5,000	5,326,150
Series B, 5.00%, 6/15/42		835	892,740
New Jersey Transportation Trust Fund Authority RB, AMBAC, 0.00%, 12/15/28 (i)		1,715	931,982
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,410	5,173,636
5.50%, 6/15/43		5,285	6,241,691
5.88%, 6/15/44		1,195	1,620,767
New York State Dormitory Authority RB:
5.00%, 3/15/32		1,380	1,632,181
5.00%, 3/15/36		1,380	1,610,667
5.00%, 3/15/37		1,140	1,314,010
5.00%, 3/15/37		830	968,021
5.00%, 3/15/38		1,240	1,444,067
5.00%, 3/15/39		1,840	2,141,226
5.39%, 3/15/40		1,070	1,365,684
New York State Urban Development Corp. RB:
5.00%, 3/15/23		1,500	1,830,660
5.00%, 3/15/44		1,250	1,431,313
North Carolina Medical Care Commission RB:
5.00%, 6/01/40		1,300	1,465,555
5.00%, 6/01/45		1,300	1,464,359
Orange County Sanitation District RB:
5.00%, 2/01/29		1,250	1,527,287
5.00%, 2/01/34		1,000	1,196,810
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,055	1,226,015
5.00%, 12/31/38		790	864,710
Philadelphia Authority for Industrial Development RB, 5.00%, 7/01/42		925	1,063,750
Port Authority of New York & New Jersey RB:
5.00%, 10/15/44		2,470	2,774,625
4.96%, 8/01/46		1,970	2,351,589
Private Colleges & Universities Authority RB, 5.00%, 4/01/44		745	820,364
Royal Oak Hospital Finance Authority RB, 5.00%, 9/01/39		2,005	2,238,482
Sales Tax Asset Receivable Corp. RB:
5.00%, 10/15/24		3,890	4,920,772
5.00%, 10/15/25		990	1,242,539

Taxable Municipal Bonds		Par (000)	Value
5.00%, 10/15/28	USD	2,460	$3,007,227
5.00%, 10/15/29		1,890	2,304,912
5.00%, 10/15/31		1,005	1,211,367
Salt Verde Financial Corp. RB, 5.00%, 12/01/37		855	998,469
South Carolina State Public Service Authority RB:
5.00%, 12/01/46		5,180	5,862,672
5.00%, 12/01/48		2,090	2,324,038
State of California GO:
5.00%, 10/01/25		1,250	1,535,350
5.00%, 10/01/37		1,180	1,371,715
7.55%, 4/01/39		1,620	2,529,274
7.60%, 11/01/40		3,900	6,257,667
5.00%, 4/01/43		5,000	5,691,300
5.00%, 12/01/43		5,000	5,741,550
5.00%, 10/01/44		2,865	3,304,892
State of Connecticut GO:
5.00%, 9/01/23		2,020	2,463,350
5.00%, 3/01/26		1,140	1,366,894
5.00%, 11/15/29		750	884,843
State of Connecticut Special Tax Revenue RB:
5.00%, 9/01/24		1,205	1,496,321
5.00%, 9/01/33		865	1,009,074
State of Delaware GO, 5.00%, 7/01/22		1,250	1,534,550
State of Illinois GO:
5.00%, 5/01/24		9,335	10,597,745
5.10%, 6/01/33		5,265	5,356,769
State of Maryland GO:
5.00%, 8/01/21		1,705	2,063,186
5.00%, 8/01/22		1,250	1,535,600
5.00%, 8/01/23		1,320	1,645,684
State of Minnesota GO:
5.00%, 8/01/24		1,790	2,252,608
5.00%, 8/01/24		1,425	1,793,277
State of Mississippi GO, 5.00%, 10/01/26		1,260	1,573,085
State of New Jersey GO:
5.00%, 6/01/27		2,565	3,015,260
5.00%, 6/01/32		3,250	3,705,683
State of North Carolina RB, 5.00%, 5/01/27		1,250	1,518,763
State of Texas GO:
5.00%, 10/01/23		1,340	1,663,744
5.00%, 4/01/30		680	808,411
5.00%, 10/01/44		1,250	1,458,700
State of Washington GO:
5.00%, 7/01/31		5,775	6,846,840
5.00%, 7/01/32		3,210	3,793,739
Tobacco Settlement Financing Corp./NJ RB, 5.00%, 6/01/41		1,795	1,376,711
University of Arizona RB, 5.00%, 8/01/39		1,285	1,470,297
University of California RB, 4.86%, 5/15/2112		910	981,389
University of Kentucky RB:
5.00%, 10/01/21 (q)		500	600,875
5.00%, 10/01/27 (q)		2,610	3,195,188
University of Massachusetts Building Authority RB, 5.00%, 11/01/44		11,655	13,520,499
University of North Carolina at Chapel Hill RB, 3.85%, 12/01/34		1,385	1,478,737
University of Virginia RB:
5.00%, 8/01/21 (q)		615	745,441
5.00%, 4/01/45 (q)		1,475	1,753,495
Utah Transit Authority RB, 5.00%, 6/15/24		1,250	1,561,013
Victor Valley Community College District GO, 0.00%, 8/01/38 (i)		4,585	1,783,427

See Consolidated Notes to Financial Statements.

50	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38	USD	3,420	$3,917,849
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 8/15/39		1,250	1,394,437
Total Taxable Municipal Bonds — 5.3%			352,675,723

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 6.63%, 11/15/30 (r)		1,450	2,182,385
Freddie Mac:
3.75%, 3/27/19		3,650	4,005,167
4.38%, 7/17/15		7,950	8,048,771
4.88%, 6/13/18		4,300	4,825,047

			19,061,370
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		15	15,806
Series 2013-C01, Class M2, 5.41%, 10/25/23 (a)		5,505	6,017,692
Series 2014-C01, Class M2, 4.57%, 1/25/24 (a)		2,112	2,192,554

			8,226,052
Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (a)		3,577	4,188,949
Series 2014-M13, Class A2, 3.02%, 8/25/24 (a)		950	984,830
Series 2015-M3, Class A2, 2.72%, 10/25/24		5,000	5,087,000
Freddie Mac:
Series K037, Class A2, 3.49%, 1/25/24		945	1,024,857
Series K041, Class A2, 3.17%, 10/25/24		2,000	2,116,786

			13,402,422
Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac:
Series 4307, Class SE, 5.93%, 9/15/36 (a)		2,314	400,026
Series 4320, Class SD, 5.93%, 7/15/39 (a)		3,808	644,387
Ginnie Mae:
Series 2009-121, Class UI, 5.00%, 12/20/39		1,574	280,730
Series 2010-20, Class SE, 6.07%, 2/20/40 (a)		1,648	278,025
Series 2010-35, Class UI, 5.00%, 3/20/40		1,334	238,301
Series 2010-45, Class SA, 5.67%, 4/20/40 (a)		988	145,589
Series 2010-50, Class LS, 6.32%, 4/20/40 (a)		984	166,742
Series 2010-9, Class UI, 5.00%, 1/20/40		5,776	1,073,125
Series 2013-103, Class IO, 5.00%, 6/20/43		1,991	342,091
Series 2013-106, Class DS, 6.02%, 2/20/43 (a)		1,542	225,777
Series 2013-111, Class SA, 6.52%, 7/20/43 (a)		3,802	700,781

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (concluded)
Series 2013-113, Class SA, 6.52%, 8/20/43 (a)	USD	2,336	$423,909
Series 2013-134, Class DS, 5.92%, 9/20/43 (a)		1,899	257,458
Series 2013-147, Class SD, 6.47%, 12/20/39 (a)		2,375	359,862
Series 2013-148, Class SA, 6.02%, 10/20/43 (a)		7,590	1,216,368
Series 2013-167, Class SG, 5.97%, 11/20/43 (a)		3,148	481,324
Series 2013-54, Class LI, 5.00%, 2/20/43		1,228	127,660
Series 2014-180, Class IO, 5.00%, 12/20/44		3,225	580,145
Series 2014-182, Class KI, 5.00%, 10/20/44		850	146,482
Series 2015-14, Class IO, 5.00%, 10/20/44		2,891	536,023

			8,624,805
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M5, Class X2, 2.48%, 1/25/22 (a)		12,585	1,359,067
Series 2014-M13, Class X2, 0.24%, 2/25/24 (a)		127,014	1,588,688
Series 2015-M4, Class X2, 0.68%, 7/25/22		44,320	1,494,324
Freddie Mac, Series K038, Class X1, 1.20%, 3/25/24 (a)		33,915	2,901,908
Ginnie Mae:
Series 2012-120, Class IO, 0.95%, 2/16/53 (a)		22,065	1,560,120
Series 2014-40, Class AI, 1.00%, 2/16/39		18,608	581,501
Series 2014-52, Class AI, 0.83%, 8/16/41		11,744	336,696

			9,822,304
Mortgage-Backed Securities — 70.8%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (a)		3,544	3,698,396
2.50%, 4/01/30 (s)		64,600	66,294,872
3.00%, 1/01/29-4/01/45 (s)		449,592	466,140,677
3.18%, 12/01/40 (a)		2,989	3,159,763
3.50%, 12/01/25-4/01/45 (s)		380,062	402,242,772
4.00%, 1/01/25-4/01/45 (s)		652,534	697,793,220
4.50%, 2/01/25-4/01/45 (s)		970,684	1,059,097,701
5.00%, 5/01/23-4/01/45 (s)		241,925	269,616,790
5.50%, 12/01/32-4/01/45 (s)		56,993	64,291,952
6.00%, 2/01/34-4/01/45 (s)		44,235	50,545,855
6.50%, 5/01/40		9,013	10,347,966
Freddie Mac Mortgage-Backed Securities:
2.50%, 4/01/30 (s)		37,800	38,756,813
2.92%, 6/01/42 (a)		3,815	3,977,027
3.00%, 4/01/30-4/01/45 (s)		97,641	100,434,835
3.50%, 4/01/30-4/01/45 (s)		161,192	169,093,932
4.00%, 4/01/30-4/01/45 (s)		162,819	173,955,988
4.50%, 2/01/39-4/01/45 (s)		73,112	79,653,846
5.00%, 7/01/35-10/01/41		30,519	33,924,214
5.50%, 10/01/39-4/01/45 (s)		16,177	18,142,174
6.00%, 4/01/45 (s)		15,600	17,743,781
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (a)		968	1,002,699
3.00%, 4/15/45 (s)		87,300	89,855,318
3.50%, 2/15/42-4/15/45 (s)		145,688	153,731,040

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	51

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
4.00%, 9/20/40-4/15/45 (s)	USD	584,438	$624,476,497
4.50%, 5/20/41-4/15/45		64,003	70,112,412
5.00%, 12/15/38-4/15/45		25,480	28,435,095
5.50%, 4/15/45 (s)		5,800	6,418,063

			4,702,943,698
Total U.S. Government Sponsored Agency Securities — 71.7%			4,762,080,651

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.75%, 2/15/37		8,629	12,142,625
2.50%, 2/15/45		227,062	224,968,914
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42-2/15/45 (j)		15,410	15,601,778
1.38%, 2/15/44 (l)		18,250	21,450,551
U.S. Treasury Inflation Indexed Notes:
0.13%, 7/15/24		3,893	3,953,454
0.25%, 1/15/25 (l)		27,721	27,911,479
U.S. Treasury Notes:
0.50%, 3/31/17 (k)		329,215	328,854,921
1.00%, 3/15/18 (k)		459,485	461,172,626
1.63%, 4/30/19 (l)		19,620	19,944,946
1.38%, 3/31/20 (k)		520,345	520,345,000
1.75%, 2/28/22-3/31/22		232,061	232,682,842
2.25%, 11/15/24		16,398	16,857,606
2.00%, 2/15/25 (k)		40,706	40,963,386
U.S. Treasury Strips, 0.00%, 5/15/36 (k)		14,105	8,257,532
Total U.S. Treasury Obligations — 29.1%			1,935,107,660
Total Long-Term Investments
(Cost — $10,744,646,941) — 162.5%			10,799,668,581

Short-Term Securities
Borrowed Bond Agreements — 1.6% (t)
Barclays Bank PLC, (0.30)%, Open (u) (Purchased on 12/17/14 to be repurchased at EUR 3,369,516, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 2,600,000 and $3,688,845, respectively)	EUR	3,372	3,626,200
Barclays Capital, Inc., (0.25)%, Open (u) (Purchased on 3/31/15 to be repurchased at $2,785,981, collateralized by Rio Tinto Finance USA PLC, 4.13% due at 8/21/42, par and fair value of USD 2,800,000 and $2,757,695, respectively)	USD	2,786	2,786,000
Barclays Capital, Inc., (0.15)%, Open (u) (Purchased on 3/23/15 to be repurchased at $940,465, collateralized by United Rentals North America, Inc., 5.75% due at 11/15/24, par and fair value of USD 900,000 and $929,250, respectively)		941	940,500
Barclays Capital, Inc., (0.10)%, Open (u) (Purchased on 2/02/15 to be repurchased at $2,051,989, collateralized by Chesapeake Energy Corp., 4.88% due at 4/15/22, par and fair value of USD 2,032,000 and $1,905,000, respectively)		2,052	2,052,320

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.75)%, Open (u) (Purchased on 3/19/15 to be repurchased at $4,173,869, collateralized by AT&T Inc., 3.90% due at 3/11/24, par and fair value of USD 4,000,000 and $4,186,080, respectively)	USD	4,175	$4,175,000
Citigroup Global Markets, Inc., (0.25)%, Open (u) (Purchased on 3/04/15 to be repurchased at $995,338, collateralized by T-Mobile USA, Inc., 6.84% due at 4/28/23, par and fair value of USD 925,000 and $973,563, respectively)		996	995,531
Citigroup Global Markets, Inc., (0.10)%, Open (u) (Purchased on 1/13/15 to be repurchased at $1,039,775, collateralized by Iron Mountain, Inc., 5.75% due at 8/15/24, par and fair value of USD 1,000,000 and $1,012,500, respectively)		1,040	1,040,000
Citigroup Global Markets, Inc., (0.10)%, Open (u) (Purchased on 1/16/15 to be repurchased at $2,803,116, collateralized by Calpine Corp., 5.88% due at 1/15/24, par and fair value of USD 2,645,000 and $2,857,923, respectively)		2,804	2,803,700
Citigroup Global Markets, Inc., (0.10)%, Open (u) (Purchased on 2/17/15 to be repurchased at $2,591,878, collateralized by Virgin Media Finance PLC, 6.38% due at 4/15/23, par and fair value of USD 2,370,000 and $2,524,050, respectively)		2,592	2,592,187
Citigroup Global Markets, Inc., (0.10)%, Open (u) (Purchased on 3/13/15 to be repurchased at $2,828,101, collateralized by ConocoPhillips Co., 4.30% due at 11/15/44, par and fair value of USD 2,700,000 and $2,865,745, respectively)		2,828	2,828,250
Citigroup Global Markets, Inc., (0.10)%, Open (u) (Purchased on 3/31/15 to be repurchased at $1,231,497, collateralized by CBS Corp., 4.60% due at 1/15/45, par and fair value of USD 1,200,000 and $1,221,632, respectively)		1,232	1,231,500
Citigroup Global Markets, Inc., (0.10)%, Open (u) (Purchased on 3/31/15 to be repurchased at $2,741,992, collateralized by BHP Billiton Finance USA Ltd., 5.00% due at 9/30/43, par and fair value of USD 2,400,000 and $2,748,487, respectively)		2,742	2,742,000
Citigroup Global Markets, Inc., 0.00%, 04/07/15 (Purchased on 3/30/15 to be repurchased at $33,872,504, collateralized by U.S. Treasury Bonds, 6.25% due at 5/15/30, par and fair value of USD 22,013,000 and $33,459,760, respectively)		33,873	33,872,504
Deutsche Bank Securities, Inc., 0.04%, Open (u) (Purchased on 3/30/15 to be repurchased at $148,405, collateralized by U.S. Treasury Bonds, 3.00% due at 11/15/44, par and fair value of USD 134,000 and $146,824, respectively)		148	148,405
Deutsche Bank Securities, Inc., 0.15%, 05/21/15 (Purchased on 2/19/15 to be repurchased at $8,129,645, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 13,601,000 and $8,204,504, respectively)		8,127	8,126,598

See Consolidated Notes to Financial Statements.

52	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)
Deutsche Bank Securities, Inc., 0.17%, Open (u) (Purchased on 3/17/15 to be repurchased at $13,529,493, collateralized by U.S. Treasury Bonds, 3.63% due at 2/15/44, par and fair value of USD 11,227,000 and $13,726,657, respectively)	USD	13,529	$13,528,535
J.P. Morgan Securities LLC, 0.20%, Open (u) (Purchased on 3/12/15 to be repurchased at $18,447,043, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% due at 4/15/19, par and fair value of USD 18,285,000 and $18,577,751, respectively)		18,445	18,444,994
JPMorgan Chase Bank N.A., (0.18)%, Open (u) (Purchased on 12/16/14 to be repurchased at EUR 473,269, collateralized by Bundesrepublik Deutschland, 2.50% due at 1/04/21, par and fair value of EUR 404,000 and $499,016, respectively)	EUR	474	509,145
JPMorgan Chase Bank N.A., (0.18)%, Open (u) (Purchased on 12/16/14 to be repurchased at EUR 931,718, collateralized by Bundesrepublik Deutschland, 0.75% due at 2/24/17, par and fair value of EUR 906,000 and $992,594, respectively)		932	1,002,347
RBC Capital Markets, LLC, (0.40)%, Open (u) (Purchased on 3/09/15 to be repurchased at $411,330, collateralized by ArcelorMittal, 6.50% due at 2/25/22, par and fair value of USD 369,000 and $404,055, respectively)	USD	411	411,435
RBC Capital Markets, LLC, (0.10)%, Open (u) (Purchased on 1/26/15 to be repurchased at $1,171,292, collateralized by CIT Group, Inc., 5.00% due at 8/01/23, par and fair value of USD 1,100,000 and $1,127,500, respectively)		1,172	1,171,500
RBC Capital Markets, LLC, (0.10)%, Open (u) (Purchased on 12/24/14 to be repurchased at $994,735, collateralized by Apache Corp., 4.75% due at 4/15/43, par and fair value of USD 1,000,000 and $1,045,158, respectively)		995	995,000
RBC Capital Markets, LLC, (0.10)%, Open (u) (Purchased on 3/11/15 to be repurchased at $1,988,884, collateralized by Nova Chemicals Corp., 5.25% due at 8/01/23, par and fair value of USD 1,872,000 and $1,956,240, respectively)		1,989	1,989,000

			108,012,651
		Shares
Mutual Funds — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (m)(v)		12,866,608	12,866,608
Total Short-Term Securities
(Cost — $121,625,045) — 1.8%			120,879,259

Options Purchased
(Cost — $26,653,717) — 0.5%			32,024,009
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds
(Cost — $10,892,925,703) — 164.8%			10,952,571,849

TBA Sale Commitments (s)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30	USD	28,000	$(28,756,874)
3.00%, 4/01/30-4/01/45		215,125	(223,618,063)
3.50%, 4/01/30-4/01/45		149,000	(157,309,958)
4.00%, 4/01/30-4/01/45		477,875	(510,920,840)
4.50%, 4/01/45		697,100	(759,698,662)
5.00%, 4/01/45		195,900	(217,714,733)
5.50%, 4/01/45		7,000	(7,876,899)
6.00%, 4/01/45		12,200	(13,917,528)
Freddie Mac Mortgage-Backed Securities:
3.50%, 4/01/45		52,000	(54,497,425)
4.00%, 4/01/45		63,300	(67,612,961)
4.50%, 4/01/45		25,200	(27,442,407)
5.00%, 4/01/45		9,400	(10,423,718)
5.50%, 4/01/45		3,400	(3,814,906)
6.00%, 4/01/45		7,800	(8,874,023)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45		8,700	(8,958,109)
3.50%, 4/15/45		104,900	(110,384,320)
4.00%, 4/15/45		498,900	(531,495,846)
Total TBA Sale Commitments
(Proceeds — $2,731,349,440) — (41.3)%			(2,743,317,272)

Options Written
(Premiums Received — $20,097,434) — (0.4)%			(24,917,981)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.4)%
Apache Corp., 4.75%, 4/15/43	USD	1,000	(1,045,158)
ArcelorMittal, 6.50%, 2/25/22		369	(404,055)
AT&T Inc., 3.90%, 3/11/24		4,000	(4,186,080)
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		2,400	(2,748,487)
Calpine Corp., 5.88%, 1/15/24 (b)		2,645	(2,857,923)
CBS Corp., 4.60%, 1/15/45		1,200	(1,221,632)
Chesapeake Energy Corp., 4.88%, 4/15/22		2,032	(1,905,000)
CIT Group, Inc., 5.00%, 8/01/23		1,100	(1,127,500)
ConocoPhillips Co., 4.30%, 11/15/44		2,700	(2,865,745)
Iron Mountain, Inc., 5.75%, 8/15/24		1,000	(1,012,500)
Nova Chemicals Corp., 5.25%, 8/01/23 (b)		1,872	(1,956,240)
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		2,800	(2,757,695)
T-Mobile USA, Inc., 6.84%, 4/28/23		925	(973,563)
United Rentals North America, Inc., 5.75%, 11/15/24		900	(929,250)
Virgin Media Finance PLC, 6.38%, 4/15/23 (b)		2,370	(2,524,050)

			(28,514,878)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	53

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Borrowed Bonds		Par (000)	Value
Foreign Government Obligations — (0.1)%
Bundesrepublik Deutschland,
0.75%, 2/24/17	EUR	906	$(992,594)
2.50%, 1/04/21		404	(499,016)
Buoni Poliennali Del Tesoro, 4.50%, 3/01/26		2,600	(3,688,845)

			(5,180,455)
U.S. Treasury Obligations — (1.1)%
U.S. Treasury Bonds,
6.25%, 5/15/30	USD	22,013	(33,459,760)
3.63%, 2/15/44		11,227	(13,726,657)
3.00%, 11/15/44		134	(146,824)
U.S. Treasury Inflation Indexed Notes, 0.13%, 4/15/19	USD	18,285	(18,577,751)

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations (concluded)
U.S. Treasury Strips, 0.00%, 2/15/36	USD	13,601	$(8,204,504)

			(74,115,496)
Total Borrowed Bonds
(Proceeds — $107,498,813) — (1.6)%			(107,810,829)
Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 121.5%			8,076,525,767
Liabilities in Excess of Other Assets — (21.5)%			(1,430,828,903)

Net Assets — 100.0%			$6,645,696,864

Notes to Consolidated Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.

(e)	Non-income producing security.

(f)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Zero-coupon bond.

(j)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(k)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(l)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(m)	During the six months ended March 31, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2014	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain
BlackRock Capital Finance LP, Series 1997-R2, Class AP	7,197	—		—	7,237	$7,089	$48	—
BlackRock Liquidity Funds, TempFund, Institutional Class	12,191,454	675,154	[1]	—	12,866,608	$12,866,608	$8,560	$1,154

[1]	Represents net shares purchased.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	Issuer filed for bankruptcy and/or is in default of interest payments.

(p)	Security is perpetual in nature and has no stated maturity date.

(q)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
RBC Capital Markets, LLC	$753,621	$20
Merrill Lynch, Pierce, Fenner & Smith Inc.	$1,030,107	$11,101
Merrill Lynch, Pierce, Fenner & Smith Inc.	$1,045,153	$(3,342)
Morgan Stanley & Co. LLC	$600,875	$(1,375)
Morgan Stanley & Co. LLC	$3,195,188	$(2,454)
Wells Fargo Securities, LLC	$1,753,495	$25,695
Wells Fargo Securities, LLC	$745,441	$(1,231)

(r)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

See Consolidated Notes to Financial Statements.

54	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(s)	Represents or includes a TBA transaction. As of March 31, 2015 , unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$55,652,218	$189,749
BB&T Securities LLC	$(1,176,141)	$(4,391)
BNP Paribas Securities Corp.	$17,999,492	$83,946
Citigroup Global Markets, Inc.	$18,866,945	$85,831
Credit Suisse Securities (USA) LLC	$257,566,134	$1,083,543
Deutsche Bank Securities, Inc.	$(23,193,996)	$(493,892)
Goldman Sachs & Co.	$66,025,658	$145,189
J.P. Morgan Securities LLC	$312,041,244	$1,924,986
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(125,576,452)	$(715,098)
Morgan Stanley & Co. LLC	$(41,984,249)	$(30,820)
Nomura Securities International, Inc.	$(103,929,782)	$(199,732)
RBC Capital Markets, LLC	$(521,858)	$(20,451)
SG Americas Securities LLC	$(4,464,836)	$(16,336)
Wells Fargo Securities, LLC	$24,227,324	$124,617

(t)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(u)	The amount to be repurchased assumes the maturity will be the day after the report date.

(v)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of March 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.22%	2/19/15	5/21/15	$7,969,325	$7,971,273
Barclays Capital, Inc.	(3.25%)	3/02/15	Open	1,231,333	1,228,109
Bank of Montreal	0.24%	3/31/15	Open	249,687,500	249,689,164
Credit Suisse Securities (USA) LLC	0.00%	3/31/15	4/01/15	66,705,117	66,705,117
J.P. Morgan Securities LLC	0.12%	3/31/15	4/01/15	451,687,500	451,689,006
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.48%	3/31/15	4/01/15	339,575,000	339,579,528
Total				$1,116,855,775	$1,116,862,197

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
81	CBOE Volatility Index	Chicago Board Options	April 2015	USD	1,318,275	$44,896
18	SGX CNX Nifty Index	Singapore	April 2015	USD	307,404	(470)
113	CBOE Volatility Index	Chicago Board Options	May 2015	USD	2,014,225	12,636
408	Canadian Bankers Acceptance	Montreal	June 2015	USD	79,796,850	318,916
(81)	CBOE Volatility Index	Chicago Board Options	June 2015	USD	1,484,325	(33,191)
(160)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	16,486,400	96,964
(37)	Euro Currency Futures	Chicago Mercantile	June 2015	USD	4,973,725	(66,426)
82	Euro STOXX 50 Index	Eurex	June 2015	USD	3,201,458	24,376
(192)	Euro STOXX Banks Index	Eurex	June 2015	USD	1,606,159	(60,217)
(829)	Euro-Bobl	Eurex	June 2015	USD	115,371,143	(203,962)
	Euro-Bobl 4.5 to 5.5-Year Bond Futures Put
487	Options, Strike Price EUR 128.75	Eurex	June 2015	USD	41,892	(37,037)
(67)	Euro-BTP Italian Government Bond Futures	Eurex	June 2015	USD	10,127,589	(36,906)
(477)	Euro-Bund	Eurex	June 2015	USD	81,426,765	(538,666)
	Euro-Bund 8.5 to 10.5-Year Bond Futures
197	Put Options, Strike Price EUR 156	Eurex	June 2015	USD	46,601	(93,357)
(15)	Euro-Buxl	Eurex	June 2015	USD	2,841,229	(167,686)
(241)	Euro-Schatz	Eurex	June 2015	USD	28,822,203	(22,158)
(43)	Japanese Yen Currency Futures	Chicago Mercantile	June 2015	USD	4,485,975	(55,698)
(38)	Long Gilt British	NYSE Liffe	June 2015	USD	6,806,549	(128,757)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	55

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, financial futures contracts outstanding were as follows: (concluded)

Contracts Long/(Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
1,191	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	195,175,125	$2,968,668
(253)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	32,613,281	(92,980)
1,658	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	363,361,062	929,636
198	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	23,801,766	(1,603)
(123)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	20,894,625	(333,892)
716	Canadian Bankers Acceptance	Montreal	September 2015	USD	140,141,645	4,712
81	Three Month Sterling	NYSE Liffe	December 2015	USD	14,920,226	(1,591)
(604)	Canadian Bankers Acceptance	Montreal	March 2016	USD	118,267,735	(52,416)
(686)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	170,059,400	(328,745)
81	Three Month Sterling	NYSE Liffe	March 2016	USD	14,905,207	(89)
(191)	Canadian Bankers Acceptance	Montreal	June 2016	USD	37,380,384	(359,829)
(526)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	130,145,550	(201,805)
(217)	Canadian Bankers Acceptance	Montreal	September 2016	USD	42,438,830	(371,525)
(247)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	60,993,562	(150,089)
(1,189)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	293,073,637	(777,636)
(81)	Three Month Sterling	NYSE Liffe	December 2016	USD	14,851,137	2,915
1,240	3-month EURIBOR	NYSE Liffe	December 2016	USD	333,259,500	245,495
(187)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	46,025,375	(123,592)
(81)	Three Month Sterling	NYSE Liffe	March 2017	USD	14,837,620	690
(49)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	12,042,975	(679)
(49)	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	12,028,275	(26,184)
(49)	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	12,014,187	(41,287)
(1,240)	3-month EURIBOR	NYSE Liffe	December 2017	USD	332,776,177	(287,867)
(49)	Euro Dollar Futures	Chicago Mercantile	March 2018	USD	12,003,775	(25,094)
Total						$28,470

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,384,888	USD	731,000	BNP Paribas S.A.	4/02/15	$15,854
BRL	2,566,465	USD	825,230	Credit Suisse International	4/02/15	(21,513)
BRL	2,739,799	USD	878,000	Credit Suisse International	4/02/15	(20,001)
BRL	2,417,783	USD	731,000	Deutsche Bank AG	4/02/15	26,156
BRL	2,738,043	USD	878,000	Deutsche Bank AG	4/02/15	(20,551)
BRL	2,751,213	USD	878,000	Deutsche Bank AG	4/02/15	(16,427)
BRL	2,380,895	USD	730,000	Goldman Sachs International	4/02/15	15,604
BRL	2,565,162	USD	804,000	Goldman Sachs International	4/02/15	(691)
BRL	2,795,991	USD	878,000	Goldman Sachs International	4/02/15	(2,404)
BRL	2,668,381	USD	825,230	Royal Bank of Scotland PLC	4/02/15	10,404

See Consolidated Notes to Financial Statements.

56	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,840,330	USD	878,000	UBS AG	4/02/15	$11,481
IDR	28,066,860,000	USD	2,169,000	Royal Bank of Scotland PLC	4/02/15	(23,380)
IDR	57,348,000,000	USD	4,320,000	Standard Chartered Bank	4/02/15	64,068
USD	731,000	BRL	2,399,508	Citibank N.A.	4/02/15	(20,433)
USD	878,000	BRL	2,667,364	Deutsche Bank AG	4/02/15	42,685
USD	1,097,000	BRL	3,308,552	Deutsche Bank AG	4/02/15	60,890
USD	878,000	BRL	2,647,609	Goldman Sachs International	4/02/15	48,871
USD	878,000	BRL	2,755,164	Goldman Sachs International	4/02/15	15,189
USD	878,000	BRL	2,771,846	Goldman Sachs International	4/02/15	9,965
USD	1,097,000	BRL	3,361,757	Goldman Sachs International	4/02/15	44,228
USD	731,000	BRL	2,411,935	HSBC Bank PLC	4/02/15	(24,324)
USD	730,000	BRL	2,377,245	Morgan Stanley Capital Services LLC	4/02/15	(14,461)
USD	1,097,000	BRL	3,542,762	Morgan Stanley Capital Services LLC	4/02/15	(12,456)
USD	41,460	BRL	131,615	Royal Bank of Scotland PLC	4/02/15	243
COP	2,361,540,870	USD	897,000	Credit Suisse International	4/06/15	10,592
USD	897,000	COP	2,302,150,500	Morgan Stanley & Co. International PLC	4/06/15	12,233
EUR	300,000	USD	326,335	UBS AG	4/07/15	(3,729)
TRY	6,917,750	USD	2,775,365	BNP Paribas S.A.	4/07/15	(118,989)
TRY	8,293,207	USD	3,194,276	BNP Paribas S.A.	4/07/15	(9,733)
TRY	32,390,000	USD	12,241,581	Deutsche Bank AG	4/07/15	195,992
TRY	7,539,578	USD	2,891,000	Royal Bank of Canada	4/07/15	4,154
USD	2,276,299	MXN	34,628,045	BNP Paribas S.A.	4/07/15	7,212
USD	1,811,901	MXN	27,027,247	JPMorgan Chase Bank N.A.	4/07/15	40,875
USD	13,089,513	TRY	32,390,000	Deutsche Bank AG	4/07/15	651,939
MXN	5,965,721	USD	398,400	Deutsche Bank AG	4/08/15	(7,508)
MXN	21,810,920	USD	1,465,000	JPMorgan Chase Bank N.A.	4/08/15	(35,883)
MXN	43,502,199	USD	2,905,600	Morgan Stanley Capital Services LLC	4/08/15	(55,206)
USD	908,000	ZAR	10,892,200	Barclays Bank PLC	4/08/15	11,224
USD	624,000	ZAR	7,579,542	BNP Paribas S.A.	4/08/15	(38)
ZAR	3,917,099	USD	321,000	BNP Paribas S.A.	4/08/15	1,502
ZAR	5,542,126	USD	462,500	BNP Paribas S.A.	4/08/15	(6,206)
ZAR	15,123,682	USD	1,273,000	Royal Bank of Scotland PLC	4/08/15	(27,839)
IDR	5,722,476,431	USD	438,168	Standard Chartered Bank	4/09/15	(1,405)
IDR	84,746,340,000	USD	6,489,000	Standard Chartered Bank	4/09/15	(20,801)
KRW	815,878,800	USD	726,000	JPMorgan Chase Bank N.A.	4/09/15	9,162
KRW	815,334,300	USD	726,000	Standard Chartered Bank	4/09/15	8,671
MYR	5,429,193	USD	1,463,000	Standard Chartered Bank	4/09/15	1,687
USD	1,452,000	KRW	1,602,282,000	JPMorgan Chase Bank N.A.	4/09/15	8,236
USD	3,167,000	MYR	11,531,680	Royal Bank of Scotland PLC	4/09/15	55,984
EUR	1,884,000	USD	2,024,081	Citibank N.A.	4/13/15	2,050
TRY	3,792,370	USD	1,494,000	BNP Paribas S.A.	4/13/15	(40,315)
TRY	26,480,000	USD	10,401,854	Deutsche Bank AG	4/13/15	(251,581)
USD	597,600	TRY	1,520,055	BNP Paribas S.A.	4/13/15	14,935
USD	10,566,218	TRY	26,480,000	Deutsche Bank AG	4/13/15	415,946
USD	896,400	TRY	2,280,352	Goldman Sachs International	4/13/15	22,299
USD	3,675,000	ZAR	45,195,260	Barclays Bank PLC	4/13/15	(42,767)
USD	929,000	ZAR	11,435,340	BNP Paribas S.A.	4/13/15	(11,672)
USD	1,211,000	ZAR	15,118,003	BNP Paribas S.A.	4/13/15	(32,609)
USD	4,035,200	ZAR	49,766,041	Royal Bank of Scotland PLC	4/13/15	(58,560)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	57

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	3,576,283	USD	302,667	Barclays Bank PLC	4/13/15	$(8,482)
ZAR	9,145,810	USD	743,000	BNP Paribas S.A.	4/13/15	9,335
ZAR	15,190,905	USD	1,211,000	BNP Paribas S.A.	4/13/15	38,606
ZAR	17,895,932	USD	1,513,333	BNP Paribas S.A.	4/13/15	(41,212)
ZAR	21,545,387	USD	1,816,000	BNP Paribas S.A.	4/13/15	(43,674)
ZAR	3,577,000	USD	302,667	Citibank N.A.	4/13/15	(8,423)
ZAR	7,145,109	USD	605,333	Deutsche Bank AG	4/13/15	(17,576)
ZAR	24,997,631	USD	2,119,000	JPMorgan Chase Bank N.A.	4/13/15	(62,692)
PLN	12,565,407	EUR	3,069,000	Credit Suisse International	4/15/15	13,443
PLN	3,135,980	EUR	767,250	Deutsche Bank AG	4/15/15	1,944
PLN	3,135,025	EUR	767,250	Goldman Sachs International	4/15/15	1,692
PLN	3,135,505	EUR	767,250	Morgan Stanley Capital Services LLC	4/15/15	1,819
PLN	3,134,891	EUR	767,250	UBS AG	4/15/15	1,657
ZAR	12,893,954	USD	1,090,000	BNP Paribas S.A.	4/15/15	(29,712)
ZAR	8,675,879	USD	726,000	Royal Bank of Scotland PLC	4/15/15	(12,570)
ZAR	8,707,503	USD	726,000	Standard Chartered Bank	4/15/15	(9,970)
KRW	1,595,960,100	USD	1,407,000	Bank of America N.A.	4/16/15	30,720
KRW	1,622,087,000	USD	1,447,000	Deutsche Bank AG	4/16/15	14,256
KRW	1,341,433,800	USD	1,206,000	JPMorgan Chase Bank N.A.	4/16/15	2,430
TRY	41,187,000	USD	16,166,346	Deutsche Bank AG	4/16/15	(392,489)
USD	1,206,000	KRW	1,365,192,000	HSBC Bank PLC	4/16/15	(23,833)
USD	1,608,000	KRW	1,812,055,200	HSBC Bank PLC	4/16/15	(24,389)
USD	1,206,000	KRW	1,355,242,500	Standard Chartered Bank	4/16/15	(14,870)
USD	2,010,000	KRW	2,259,742,500	Standard Chartered Bank	4/16/15	(25,688)
USD	1,077,000	MYR	3,994,162	Bank of America N.A.	4/16/15	184
USD	989,000	MYR	3,668,498	Royal Bank of Scotland PLC	4/16/15	(18)
USD	16,954,965	TRY	41,187,000	BNP Paribas S.A.	4/16/15	1,181,107
EUR	17,873,000	USD	19,351,313	Bank of America N.A.	4/21/15	(127,803)
EUR	6,948,000	USD	7,457,870	Citibank N.A.	4/21/15	15,131
EUR	150,000	USD	170,130	Royal Bank of Scotland PLC	4/21/15	(8,795)
EUR	6,500,000	USD	7,299,290	State Street Bank and Trust Co.	4/21/15	(308,141)
USD	1,246,095	AUD	1,538,000	TD Securities, Inc.	4/21/15	76,180
USD	316,408	CNH	2,000,000	JPMorgan Chase Bank N.A.	4/21/15	(5,331)
USD	59,366	EUR	52,000	Bank of America N.A.	4/21/15	3,437
USD	260,885	EUR	230,000	Bank of America N.A.	4/21/15	13,506
USD	479,658	EUR	417,000	Bank of America N.A.	4/21/15	31,149
USD	960,094	EUR	916,000	Bank of America N.A.	4/21/15	(25,121)
USD	1,286,711	EUR	1,134,000	Bank of America N.A.	4/21/15	67,025
USD	2,127,575	EUR	1,829,000	Bank of America N.A.	4/21/15	160,373
USD	1,956,940	EUR	1,724,000	Barclays Bank PLC	4/21/15	102,672
USD	522,285	EUR	490,000	BNP Paribas S.A.	4/21/15	(4,740)
USD	769,289	EUR	726,000	BNP Paribas S.A.	4/21/15	(11,568)
USD	995,400	EUR	864,000	BNP Paribas S.A.	4/21/15	66,115
USD	3,661,362	EUR	3,223,000	BNP Paribas S.A.	4/21/15	194,827
USD	180,765	EUR	160,000	Citibank N.A.	4/21/15	8,675
USD	1,860,637	EUR	1,642,000	Citibank N.A.	4/21/15	94,565
USD	3,001,624	EUR	2,651,000	Citibank N.A.	4/21/15	150,311
USD	10,811,676	EUR	9,954,000	Citibank N.A.	4/21/15	105,538
USD	13,346,203	EUR	11,312,000	Citibank N.A.	4/21/15	1,179,452

See Consolidated Notes to Financial Statements.

58	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	297,474,658	EUR	257,777,000	Citibank N.A.	4/21/15	$20,219,663
USD	20,622,352	EUR	18,400,000	Deutsche Bank AG	4/21/15	832,022
USD	2,089,520	EUR	1,800,000	Goldman Sachs Bank USA	4/21/15	153,509
USD	1,588,267	EUR	1,399,000	Goldman Sachs International	4/21/15	83,556
USD	1,842,223	EUR	1,616,000	Goldman Sachs International	4/21/15	104,116
USD	3,674,152	EUR	3,161,000	Goldman Sachs International	4/21/15	274,303
USD	4,091,433	EUR	3,603,000	Goldman Sachs International	4/21/15	216,185
USD	6,294,253	EUR	5,822,000	Goldman Sachs International	4/21/15	32,335
USD	455,931	EUR	405,000	JPMorgan Chase Bank N.A.	4/21/15	20,328
USD	11,986,390	EUR	10,624,000	JPMorgan Chase Bank N.A.	4/21/15	559,625
USD	7,792,816	EUR	7,119,000	Morgan Stanley & Co. International PLC	4/21/15	135,894
USD	9,305,486	EUR	8,520,000	Morgan Stanley & Co. International PLC	4/21/15	141,703
USD	237,617	EUR	207,000	Morgan Stanley Capital Services LLC	4/21/15	14,976
USD	3,052,477	EUR	2,708,000	Morgan Stanley Capital Services LLC	4/21/15	139,857
USD	14,622,693	EUR	12,856,000	Morgan Stanley Capital Services LLC	4/21/15	795,276
USD	1,176,980	EUR	1,107,000	Royal Bank of Scotland PLC	4/21/15	(13,666)
USD	2,482,057	EUR	2,343,000	Royal Bank of Scotland PLC	4/21/15	(37,983)
USD	10,712,881	EUR	9,428,000	Royal Bank of Scotland PLC	4/21/15	572,488
USD	11,509,703	EUR	9,936,000	Royal Bank of Scotland PLC	4/21/15	822,925
USD	265,780	EUR	235,000	Standard Chartered Bank	4/21/15	13,023
USD	1,131,317	EUR	992,000	Standard Chartered Bank	4/21/15	64,361
USD	6,570,737	EUR	6,116,000	Standard Chartered Bank	4/21/15	(7,397)
USD	1,201,147	EUR	1,054,000	State Street Bank and Trust Co.	4/21/15	67,505
USD	1,320,767	EUR	1,167,000	State Street Bank and Trust Co.	4/21/15	65,587
USD	2,647,851	EUR	2,291,000	State Street Bank and Trust Co.	4/21/15	183,740
USD	3,945,941	EUR	3,458,000	State Street Bank and Trust Co.	4/21/15	226,650
USD	11,832,051	EUR	10,401,000	State Street Bank and Trust Co.	4/21/15	645,136
USD	29,878	EUR	26,000	The Bank of New York Mellon	4/21/15	1,913
USD	57,338	EUR	50,000	The Bank of New York Mellon	4/21/15	3,560
USD	209,662	EUR	185,000	The Bank of New York Mellon	4/21/15	10,683
USD	2,804,134	EUR	2,577,000	UBS AG	4/21/15	32,413
USD	2,879,815	EUR	2,545,000	UBS AG	4/21/15	142,511
USD	9,038,958	EUR	8,005,000	UBS AG	4/21/15	429,089
USD	35,268,390	GBP	23,250,000	Bank of America N.A.	4/21/15	784,506
USD	1,163,132	GBP	762,000	Citibank N.A.	4/21/15	32,951
USD	1,620,788	GBP	1,074,000	Citibank N.A.	4/21/15	27,855
USD	3,939,383	GBP	2,654,000	Morgan Stanley & Co. International PLC	4/21/15	3,030
USD	1,443,479	GBP	948,000	Standard Chartered Bank	4/21/15	37,426
USD	400,852	GBP	270,000	State Street Bank and Trust Co.	4/21/15	394
USD	537,600	GBP	353,000	State Street Bank and Trust Co.	4/21/15	14,038
USD	695,230	GBP	469,000	TD Securities, Inc.	4/21/15	(381)
USD	942,607	GBP	639,000	UBS AG	4/21/15	(5,144)
USD	415,562	HKD	3,225,000	State Street Bank and Trust Co.	4/21/15	(399)
USD	14,351,734	MXN	210,461,000	HSBC Bank PLC	4/21/15	573,906
USD	1,503,039	MXN	22,134,000	Morgan Stanley Capital Services LLC	4/21/15	54,037
TRY	2,265,845	USD	874,000	BNP Paribas S.A.	4/22/15	(7,747)
TRY	2,283,412	USD	874,000	BNP Paribas S.A.	4/22/15	(1,030)
TRY	2,286,561	USD	874,000	BNP Paribas S.A.	4/22/15	173
TRY	2,811,356	USD	1,121,000	BNP Paribas S.A.	4/22/15	(46,193)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	59

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	2,878,264	USD	1,093,000	BNP Paribas S.A.	4/22/15	$7,387
TRY	2,880,274	USD	1,093,000	BNP Paribas S.A.	4/22/15	8,155
USD	874,000	TRY	2,234,031	BNP Paribas S.A.	4/22/15	19,909
USD	874,000	TRY	2,304,758	BNP Paribas S.A.	4/22/15	(7,130)
USD	896,000	TRY	2,270,156	BNP Paribas S.A.	4/22/15	28,099
USD	1,093,000	TRY	2,799,173	BNP Paribas S.A.	4/22/15	22,850
USD	1,345,000	TRY	3,360,684	BNP Paribas S.A.	4/22/15	60,179
USD	874,000	TRY	2,259,552	Deutsche Bank AG	4/22/15	10,152
USD	874,000	TRY	2,293,665	Deutsche Bank AG	4/22/15	(2,889)
USD	1,093,000	TRY	2,793,489	Deutsche Bank AG	4/22/15	25,023
COP	4,174,475,250	USD	1,627,000	Royal Bank of Scotland PLC	4/27/15	(26,930)
USD	1,627,000	COP	4,132,580,000	Goldman Sachs International	4/27/15	42,988
USD	1,081,000	MYR	3,996,457	Deutsche Bank AG	4/30/15	5,020
PLN	15,196,268	USD	4,075,127	Standard Chartered Bank	5/04/15	(69,856)
PLN	15,210,517	USD	4,028,352	Standard Chartered Bank	5/04/15	(19,325)
USD	3,555,522	PLN	13,176,365	Standard Chartered Bank	5/04/15	82,635
USD	4,709,078	PLN	17,456,975	Standard Chartered Bank	5/04/15	107,953
BRL	1,850	USD	567	UBS AG	5/05/15	7
TRY	42,750,000	USD	16,040,072	Deutsche Bank AG	5/05/15	246,005
USD	825,230	BRL	2,690,415	Royal Bank of Scotland PLC	5/05/15	(9,762)
USD	17,135,642	TRY	42,750,000	Deutsche Bank AG	5/05/15	849,565
USD	2,767,938	MXN	41,452,936	Morgan Stanley Capital Services LLC	5/06/15	57,062
TRY	2,277,659	USD	998,370	Bank of America N.A.	5/07/15	(131,085)
TRY	2,664,209	USD	1,160,521	Bank of America N.A.	5/07/15	(146,047)
TRY	3,691,153	USD	1,610,640	Bank of America N.A.	5/07/15	(205,127)
TRY	4,203,655	USD	1,846,504	Bank of America N.A.	5/07/15	(245,841)
TRY	5,978,957	USD	2,620,959	Barclays Bank PLC	5/07/15	(344,298)
USD	494,829	TRY	1,121,629	Bank of America N.A.	5/07/15	67,736
USD	662,912	TRY	1,519,195	Bank of America N.A.	5/07/15	84,434
USD	686,041	TRY	1,554,466	Bank of America N.A.	5/07/15	94,133
USD	2,340,978	TRY	5,278,203	BNP Paribas S.A.	5/07/15	331,150
USD	1,152,400	TRY	2,645,335	Deutsche Bank AG	5/07/15	145,113
USD	1,635,738	TRY	3,684,174	Deutsche Bank AG	5/07/15	232,883
USD	1,335,919	TRY	3,012,631	Goldman Sachs International	5/07/15	188,773
USD	360,420	COP	944,005,783	Credit Suisse International	5/13/15	(704)
USD	1,730,395	MXN	25,922,645	Morgan Stanley Capital Services LLC	5/13/15	36,004
USD	106,196	MXN	1,649,568	Morgan Stanley Capital Services LLC	5/18/15	(1,586)
USD	6,055,477	MXN	90,715,645	Morgan Stanley Capital Services LLC	5/18/15	128,140
USD	1,639,324	MXN	24,568,693	Morgan Stanley Capital Services LLC	5/20/15	34,244
TRY	20,959,000	USD	9,240,367	Deutsche Bank AG	5/26/15	(1,295,678)
TRY	23,319,400	USD	10,172,483	Deutsche Bank AG	5/26/15	(1,333,065)
TRY	37,361,300	USD	16,333,523	Deutsche Bank AG	5/26/15	(2,477,904)
TRY	37,361,300	USD	16,238,395	Goldman Sachs International	5/26/15	(2,076,275)
USD	2,507,340	MXN	38,463,149	Morgan Stanley Capital Services LLC	5/26/15	(4,380)
USD	4,957,348	MXN	74,762,094	Morgan Stanley Capital Services LLC	5/26/15	75,236
USD	6,343,201	TRY	14,250,000	Bank of America N.A.	5/26/15	941,616
USD	10,715,702	TRY	24,322,500	Bank of America N.A.	5/26/15	1,496,050
USD	2,444,268	TRY	5,526,000	Deutsche Bank AG	5/26/15	349,590
USD	3,256,287	TRY	7,368,000	Deutsche Bank AG	5/26/15	463,383

See Consolidated Notes to Financial Statements.

60	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,630,463	TRY	24,322,500	Deutsche Bank AG	5/26/15	$1,610,346
USD	1,596,515	TRY	3,573,000	Goldman Sachs International	5/26/15	242,139
USD	3,176,727	TRY	7,147,000	Goldman Sachs International	5/26/15	467,595
USD	4,729,968	TRY	10,720,000	Goldman Sachs International	5/26/15	666,460
USD	4,734,982	TRY	10,720,000	Goldman Sachs International	5/26/15	671,475
USD	4,858,022	TRY	11,052,000	Goldman Sachs International	5/26/15	668,678
USD	1,642,199	MXN	24,623,397	Morgan Stanley Capital Services LLC	5/27/15	34,359
USD	2,554,506	ZAR	30,789,187	Citibank N.A.	5/29/15	40,790
USD	6,347,586	ZAR	76,521,547	Citibank N.A.	5/29/15	100,151
USD	49,497,456	EUR	44,829,000	Morgan Stanley Capital Services LLC	6/08/15	1,249,469
AUD	3,120,000	USD	2,376,535	Bank of America N.A.	6/17/15	(10,644)
CAD	1,561,827	USD	1,250,000	Deutsche Bank AG	6/17/15	(18,162)
CAD	1,984,049	USD	1,557,308	State Street Bank and Trust Co.	6/17/15	7,544
EUR	7,645,000	USD	8,439,545	Citibank N.A.	6/17/15	(210,350)
GBP	1,600,000	USD	2,368,970	Goldman Sachs International	6/17/15	3,195
JPY	499,350,240	USD	4,140,000	Deutsche Bank AG	6/17/15	28,135
MXN	58,188,851	USD	3,817,000	Goldman Sachs International	6/17/15	(22,480)
SGD	3,958,642	USD	2,845,000	Deutsche Bank AG	6/17/15	33,892
USD	32,869,183	AUD	42,395,000	Bank of America N.A.	6/17/15	721,114
USD	30,028,592	AUD	39,421,000	Citibank N.A.	6/17/15	135,703
USD	2,425,491	AUD	3,120,000	HSBC Bank PLC	6/17/15	59,599
USD	1,559,615	CAD	1,979,947	Deutsche Bank AG	6/17/15	(2,001)
USD	1,247,692	CAD	1,586,728	Royal Bank of Scotland PLC	6/17/15	(3,785)
USD	33,000,000	CHF	31,814,706	JPMorgan Chase Bank N.A.	6/17/15	156,314
USD	8,212,247	EUR	7,519,512	HSBC Bank PLC	6/17/15	118,129
USD	8,384,287	EUR	7,645,000	UBS AG	6/17/15	155,092
USD	2,355,046	GBP	1,600,000	JPMorgan Chase Bank N.A.	6/17/15	(17,119)
USD	22,764	IDR	298,437,249	Deutsche Bank AG	6/17/15	364
USD	2,389,299	IDR	31,323,707,128	Deutsche Bank AG	6/17/15	38,163
USD	4,844,995	IDR	63,701,992,872	Deutsche Bank AG	6/17/15	63,568
USD	4,140,000	KRW	4,609,062,000	JPMorgan Chase Bank N.A.	6/17/15	(4,020)
USD	1,909,000	MXN	29,407,202	BNP Paribas S.A.	6/17/15	(8,656)
USD	2,845,000	SGD	3,929,573	Société Générale	6/17/15	(12,752)
USD	2,835,000	TWD	89,926,200	Standard Chartered Bank	6/17/15	(39,713)
TRY	26,480,000	USD	9,969,880	BNP Paribas S.A.	7/02/15	(20,453)
TRY	26,904,000	USD	9,959,649	Deutsche Bank AG	7/02/15	149,089
TRY	44,363	USD	16,619	State Street Bank and Trust Co.	7/02/15	50
USD	10,372,427	TRY	26,904,000	Deutsche Bank AG	7/02/15	263,689
USD	10,518,129	TRY	27,286,130	Deutsche Bank AG	7/02/15	265,812
USD	15,775,367	TRY	40,929,190	Deutsche Bank AG	7/02/15	396,893
TRY	2,666,567	USD	1,064,728	Deutsche Bank AG	7/13/15	(65,438)
USD	1,124,849	TRY	2,666,567	Deutsche Bank AG	7/13/15	125,559
TRY	26,480,000	USD	10,304,705	Deutsche Bank AG	8/12/15	(451,903)
USD	7,873,000	CNH	50,456,003	Deutsche Bank AG	9/09/15	(134,364)
USD	47,235,439	CNH	302,779,164	HSBC Bank PLC	9/09/15	(815,593)
USD	1,574,000	CNH	10,089,264	JPMorgan Chase Bank N.A.	9/09/15	(27,166)
USD	7,872,561	CNH	50,452,170	JPMorgan Chase Bank N.A.	9/09/15	(134,195)
TRY	26,480,000	USD	10,948,935	Deutsche Bank AG	10/28/15	(1,268,528)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	61

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,699,634	TRY	26,480,000	BNP Paribas S.A.	10/28/15	$19,226
TRY	26,904,000	USD	10,035,062	Deutsche Bank AG	12/02/15	(274,471)
USD	9,615,440	TRY	26,904,000	Deutsche Bank AG	12/02/15	(145,151)
TRY	32,390,000	USD	12,357,407	Deutsche Bank AG	2/02/16	(762,794)
TRY	42,750,000	USD	16,327,388	Deutsche Bank AG	2/02/16	(1,024,217)
USD	3,624,884	TRY	10,283,432	Deutsche Bank AG	2/02/16	(56,266)
USD	22,857,746	TRY	64,856,568	Deutsche Bank AG	2/02/16	(358,890)
Total						$32,158,282

•	As of March 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
SPDR S&P 500 ETF Trust	Call	USD	213.00	4/10/15	1,223	$7,950
E-Mini S&P 500 Index Futures	Call	USD	2,095.00	4/17/15	101	40,400
Freeport-McMoRan, Inc.	Call	USD	22.00	4/17/15	1,834	8,253
SPDR Gold Shares[1]	Call	USD	116.00	6/19/15	9,100	2,042,950
Barrick Gold Corp.	Call	USD	20.00	1/15/16	2,000	26,000
Transocean Ltd.	Put	USD	15.00	5/15/15	344	55,728
Transocean Ltd.	Put	USD	16.00	5/15/15	115	26,278
Euro Dollar 90-Day	Put	USD	98.63	6/12/15	216	13,500
Euro Dollar 90-Day	Put	USD	98.88	6/12/15	172	36,550
Euro Dollar 90-Day	Put	USD	98.75	6/12/15	108	12,825
Euro Dollar 90-Day	Put	USD	99.25	6/15/15	194	1,213
Transocean Ltd.	Put	USD	14.00	8/21/15	207	49,163
Euro Dollar 90-Day	Put	USD	98.50	9/11/15	456	116,850
Volkswagen AG	Put	EUR	150.00	12/18/15	283	31,342
Freeport-McMoRan, Inc.	Put	USD	15.00	1/15/16	236	30,326
Euro Dollar 90-Day	Put	USD	99.00	3/14/16	755	264,250
Euro Dollar 90-Day	Put	USD	98.50	3/14/16	755	75,500
Transocean Ltd.	Put	USD	13.00	1/20/17	425	206,125
Total						$3,045,203

[1]	Security is held by a wholly owned subsidiary. See Note 1 of the Consolidated Notes to Financial Statements for details on the wholly owned subidiary.

•	As of March 31, 2015, OTC barrier options purchased were as follows:

Description	Counterparty	Barrier Price		Expiration Date	Contracts	Notional Amount (000)		Value
EUR Currency	Deutsche Bank AG	PLN	3.90	6/09/15	—	EUR	680	$59,993
AUD Currency	Deutsche Bank AG	USD	0.71	8/20/15	—	USD	1,010	168,611
AUD Currency	Deutsche Bank AG	USD	0.70	11/20/15	—	USD	1,010	172,415
USD Currency	Deutsche Bank AG	EUR	1.10	12/18/15	—	USD	165	89,448
S&P 500 Index	Deutsche Bank AG	USD	2,015.18	9/18/15	26,507		—	605,560
Total								$1,096,027

•	As of March 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	Call	MXN	15.70	4/09/15	USD	3,822	$5,114
USD Currency	Deutsche Bank AG	Call	CAD	1.18	4/15/15	USD	7,130	499,581
USD Currency	Deutsche Bank AG	Call	INR	64.30	4/15/15	USD	4,486	1,112
USD Currency	JPMorgan Chase Bank N.A.	Call	CAD	1.15	4/15/15	USD	7,130	698,741
USD Currency	JPMorgan Chase Bank N.A.	Call	MXN	15.15	4/23/15	USD	4,577	77,587
USD Currency	BNP Paribas S.A.	Call	JPY	115.00	4/27/15	USD	13,970	582,422

See Consolidated Notes to Financial Statements.

62	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, OTC options purchased were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	Call	JPY	111.00	4/27/15	USD	28,140	$2,090,681
USD Currency	UBS AG	Call	JPY	115.00	4/27/15	USD	14,170	590,760
USD Currency	Goldman Sachs International	Call	ZAR	11.65	4/29/15	USD	4,625	212,552
USD Currency	Bank of America N.A.	Call	CAD	1.30	6/04/15	USD	23,740	214,417
USD Currency	Bank of America N.A.	Call	CAD	1.31	6/04/15	USD	23,740	172,030
USD Currency	Citibank N.A.	Call	CAD	1.26	6/04/15	USD	23,740	499,188
USD Currency	BNP Paribas S.A.	Call	JPY	125.00	6/19/15	USD	14,250	67,257
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	120.00	6/19/15	USD	14,250	236,618
USD Currency	BNP Paribas S.A.	Call	CAD	1.33	7/09/15	USD	262,200	1,999,799
USD Currency	BNP Paribas S.A.	Call	SGD	1.40	9/28/15	USD	15,555	229,450
EUR Currency	Citibank N.A.	Put	USD	1.07	4/09/15	EUR	7,536	56,318
USD Currency	BNP Paribas S.A.	Put	TRY	2.55	4/10/15	USD	2,989	6,688
USD Currency	BNP Paribas S.A.	Put	TRY	2.40	4/10/15	USD	2,989	2
USD Currency	Goldman Sachs International	Put	TRY	2.50	4/10/15	USD	2,989	934
EUR Currency	Deutsche Bank AG	Put	PLN	4.26	4/16/15	EUR	15,190	740,740
EUR Currency	Goldman Sachs International	Put	PLN	4.20	4/16/15	EUR	7,578	251,565
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.15	4/16/15	EUR	7,578	157,446
GBP Currency	Deutsche Bank AG	Put	NOK	11.20	4/23/15	GBP	14,860	7,303
GBP Currency	Deutsche Bank AG	Put	USD	1.49	4/30/15	GBP	16,695	359,203
GBP Currency	UBS AG	Put	USD	1.54	4/30/15	GBP	16,695	952,001
EUR Currency	Morgan Stanley Capital Services LLC	Put	PLN	4.05	5/05/15	EUR	16,000	84,038
EUR Currency	Deutsche Bank AG	Put	PLN	4.15	5/08/15	EUR	13,895	294,004
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.12	5/08/15	EUR	13,895	218,707
EUR Currency	Goldman Sachs International	Put	PLN	4.20	6/04/15	EUR	7,430	252,249
EUR Currency	Citibank N.A.	Put	NOK	8.70	6/12/15	EUR	6,280	135,024
EUR Currency	Deutsche Bank AG	Put	PLN	4.10	6/12/15	EUR	7,956	115,674
USD Currency	Deutsche Bank AG	Put	NOK	7.00	6/19/15	USD	5,135	1,213
EUR Currency	BNP Paribas S.A.	Put	PLN	4.06	6/30/15	EUR	4,774	48,133
EUR Currency	Citibank N.A.	Put	USD	1.08	7/03/15	EUR	66,000	1,848,691
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.20	7/09/15	EUR	7,595	264,938
Total								$13,972,180

•	As of March 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	50,893	$2,703
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	18,175	965
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.90%	Receive	3-month LIBOR	8/24/15	USD	155,425	2,492,053
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	55,885	2,218,154
5-Year Interest Rate Swap	Bank of America N.A.	Call	2.09%	Receive	3-month LIBOR	2/10/16	USD	243,978	5,200,659
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.90%	Pay	3-month LIBOR	8/24/15	USD	155,425	1,019,697
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	55,885	115,067
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.09%	Pay	3-month LIBOR	2/10/16	USD	243,978	2,861,301
Total									$13,910,599

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	63

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
CBOE Volatility Index	Call	USD	16.00	4/15/15	766	$(93,835)
CBOE Volatility Index	Call	USD	17.00	4/15/15	1,532	(137,880)
The Williams Cos., Inc.	Call	USD	50.00	5/15/15	133	(27,997)
Apple Inc.	Call	USD	140.00	6/19/15	215	(33,970)
LyondellBasell Industries NV, Class A	Call	USD	90.00	6/19/15	282	(94,470)
Tesla Motors, Inc.	Call	USD	210.00	6/19/15	41	(33,313)
United Continental Holdings, Inc.	Call	USD	72.50	6/19/15	190	(60,800)
The Williams Cos., Inc.	Call	USD	50.00	8/21/15	134	(42,210)
Euro Dollar 90-Day	Call	USD	98.75	9/11/15	418	(229,900)
SPDR S&P 500 ETF Trust	Put	USD	205.00	4/10/15	1,529	(224,763)
Transocean Ltd.	Put	USD	10.00	5/15/15	462	(10,164)
Euro Dollar 90-Day	Put	USD	98.38	6/12/15	108	(2,025)
Euro Dollar 1-Year Mid-Curve	Put	USD	98.00	9/11/15	456	(25,650)
Euro Dollar 90-Day	Put	USD	98.75	3/14/16	1,510	(283,125)
Total						$(1,300,102)

•	As of March 31, 2015, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	Call	MXN	16.10	4/09/15	USD	3,822	$(651)
USD Currency	Deutsche Bank AG	Call	CAD	1.15	4/15/15	USD	7,130	(696,207)
USD Currency	JPMorgan Chase Bank N.A.	Call	CAD	1.18	4/15/15	USD	7,130	(502,190)
USD Currency	JPMorgan Chase Bank N.A.	Call	MXN	15.60	4/23/15	USD	6,103	(34,832)
USD Currency	BNP Paribas S.A.	Call	JPY	111.00	4/27/15	USD	13,970	(1,037,911)
USD Currency	Deutsche Bank AG	Call	JPY	115.00	4/27/15	USD	28,140	(1,173,182)
USD Currency	UBS AG	Call	JPY	111.00	4/27/15	USD	14,170	(1,052,770)
USD Currency	Goldman Sachs International	Call	ZAR	12.00	4/29/15	USD	6,938	(172,348)
USD Currency	UBS AG	Call	TRY	2.66	5/08/15	USD	1,107	(15,608)
USD Currency	Bank of America N.A.	Call	CAD	1.35	6/04/15	USD	23,740	(67,740)
USD Currency	Bank of America N.A.	Call	CAD	1.26	6/04/15	USD	23,740	(499,188)
USD Currency	Citibank N.A.	Call	CAD	1.30	6/04/15	USD	23,740	(214,417)
USD Currency	BNP Paribas S.A.	Call	JPY	120.00	6/19/15	USD	14,250	(236,618)
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	125.00	6/19/15	USD	14,250	(67,257)
EUR Currency	BNP Paribas S.A.	Call	PLN	4.16	6/30/15	EUR	4,774	(36,251)
USD Currency	BNP Paribas S.A.	Call	SGD	1.46	9/28/15	USD	15,555	(93,156)
USD Currency	BNP Paribas S.A.	Put	TRY	2.45	4/10/15	USD	2,989	(68)
USD Currency	BNP Paribas S.A.	Put	TRY	2.50	4/10/15	USD	2,989	(934)
USD Currency	Goldman Sachs International	Put	TRY	2.40	4/10/15	USD	2,989	(2)
EUR Currency	Goldman Sachs International	Put	PLN	4.26	4/16/15	EUR	15,190	(740,740)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.15	4/16/15	EUR	7,578	(157,446)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.20	4/16/15	EUR	7,578	(251,565)
GBP Currency	Deutsche Bank AG	Put	USD	1.54	4/30/15	GBP	16,695	(952,001)
GBP Currency	UBS AG	Put	USD	1.49	4/30/15	GBP	16,695	(359,203)
EUR Currency	Morgan Stanley Capital Services LLC	Put	PLN	4.12	5/05/15	EUR	7,225	(112,619)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.12	5/08/15	EUR	6,670	(104,979)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.15	5/08/15	EUR	13,895	(303,722)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.20	6/04/15	EUR	7,430	(252,249)
EUR Currency	Deutsche Bank AG	Put	NOK	8.70	6/12/15	EUR	6,280	(135,024)
EUR Currency	Deutsche Bank AG	Put	PLN	4.02	6/12/15	EUR	7,956	(41,570)
EUR Currency	Citibank N.A.	Put	USD	1.02	7/03/15	EUR	66,000	(618,797)
EUR Currency	Deutsche Bank AG	Put	PLN	4.20	7/09/15	EUR	7,595	(264,938)
Total								$(10,196,183)

See Consolidated Notes to Financial Statements.

64	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of March 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.77%	Pay	3-month LIBOR	4/24/15	USD	269,150	$(2,917,667)
1-Year Interest Rate Swap	Credit Suisse International	Call	3.83%	Pay	28-day MXIBTIIE	6/26/15	MXN	164,716	(6,818)
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	50,893	(523)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	18,175	(187)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	29,620	(2,383,231)
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.37%	Pay	3-month LIBOR	2/10/16	USD	128,378	(4,657,695)
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.77%	Receive	3-month LIBOR	4/24/15	USD	269,150	(257,334)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	29,620	(85,652)
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.37%	Receive	3-month LIBOR	2/10/16	USD	128,378	(3,112,589)
Total									$(13,421,696)

•	As of March 31, 2015, interest rate floors purchased outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
10Y-2Y CMS Index Floor[1]	0.50%	Goldman Sachs International	12/16/15	USD	2,371,975	$1,452,450	$2,609,173	$(1,156,723)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of March 31, 2015, interest rate floors sold outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation
10Y-2Y CMS Index Floor[1]	0.00%	Goldman Sachs International	12/16/15	USD	(2,371,975)	$(263,211)	$(711,593)	$448,382

[1]	Fund receives the upfront premium and pays the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of March 31, 2015, centrally cleared credit default swaps – buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Sub Financials Series 22 Version 1	1.00%	InterContinental Exchange	12/20/19	EUR	6,720	$(53,002)
CDX.NA.IG Series 24 Version 1	1.00%	Chicago Mercantile	6/20/20	USD	28,401	5,174
Total						$(47,828)

•	As of March 31, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	B-	EUR	3,080	$4,279
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	A+	EUR	1,445	9,862
iTraxx Europe Crossover Series 22 Version 1	5.00%	InterContinental Exchange	12/20/19	A-	EUR	33,530	14,949
iTraxx Europe Series 22 Version 1	1.00%	InterContinental Exchange	12/20/19	BBB+	EUR	12,500	(27,736)
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	B+	USD	114,010	460,741
Total							$462,095

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	65

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	12,695	$10,537
1.26%[1]	3-month LIBOR	Chicago Mercantile	1/12/16[2]	1/12/17	USD	283,520	(736,673)
1.75%[1]	3-month LIBOR	Chicago Mercantile	7/06/15[2]	8/31/19	USD	94,748	(973,379)
2.10%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/21	USD	1,000	(28,785)
2.23%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/22	USD	1,000	(34,326)
2.19%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/22	USD	800	(25,242)
2.21%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/22	USD	731	(24,346)
1.89%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/05/25	USD	3,240	30,668
0.73%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	2,630	(50,148)
0.75%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	2,630	(56,048)
2.03%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/24/25	USD	2,800	995
Total							$(1,886,747)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Master Portfolio pays the floating rate and receives the fixed rate.

•	As of March 31, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	$(39,113)	$61,146	$(100,259)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	5,750	(81,686)	(18,964)	(62,722)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	2,830	60,154	40,997	19,157
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	3,800	(222,115)	258,639	(480,754)
AK Steel Corp.	5.00%	Citibank N.A.	3/20/17	USD	2,500	(1,029)	(31,898)	30,869
AK Steel Corp.	5.00%	Citibank N.A.	3/20/17	USD	1,100	(454)	(15,684)	15,230
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(32,887)	148,127	(181,014)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(1,711,230)	(5,478)	(1,705,752)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	2,975	(337,211)	178,103	(515,314)
Energias de Portugal SA	5.00%	Citibank N.A.	9/20/17	EUR	809	(98,613)	(112,232)	13,619
Energias de Portugal SA	5.00%	Goldman Sachs International	9/20/17	EUR	325	(39,624)	(45,483)	5,859
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	470	(65,623)	(25,628)	(39,995)
Marks & Spencer PLC	1.00%	Credit Suisse International	3/20/18	EUR	1,330	(26,712)	41,390	(68,102)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	(53,098)	218,836	(271,934)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	(422,979)	337,947	(760,926)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	570	(85,182)	(26,045)	(59,137)
Finmeccanica SpA	5.00%	Goldman Sachs International	6/20/18	EUR	90	(13,450)	(7,080)	(6,370)
Finmeccanica SpA	5.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,290	(192,781)	(92,520)	(100,261)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	(4,975)	29,309	(34,284)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	(5,389)	35,949	(41,338)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	(5,378)	27,551	(32,929)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	2,975	(431,795)	74,751	(506,546)
Finmeccanica SpA	5.00%	Barclays Bank PLC	12/20/18	EUR	530	(87,849)	(45,522)	(42,327)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	(31,390)	(6,990)	(24,400)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	(67,543)	(14,745)	(52,798)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	3/20/19	EUR	136	(2,376)	3,122	(5,498)
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	795	(24,766)	(21,883)	(2,883)
GKN Holdings PLC	1.00%	Bank of America N.A.	6/20/19	EUR	90	(1,705)	(709)	(996)
GKN Holdings PLC	1.00%	Barclays Bank PLC	6/20/19	EUR	105	(1,989)	(767)	(1,222)

See Consolidated Notes to Financial Statements.

66	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, OTC credit default swaps — buy protection outstanding were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GKN Holdings PLC	1.00%	BNP Paribas S.A.	6/20/19	EUR	150	$(2,841)	$(1,095)	$(1,746)
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	455	(14,174)	(11,464)	(2,710)
GKN Holdings PLC	1.00%	Citibank N.A.	6/20/19	EUR	135	(2,557)	(1,055)	(1,502)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	5,210	(113,546)	(66,589)	(46,957)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,690	(58,625)	(26,124)	(32,501)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,690	(58,625)	(25,561)	(33,064)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,555	(55,684)	(26,241)	(29,443)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	450	(14,018)	(12,387)	(1,631)
iTraxx Financials Series 21 Version 1	1.00%	Deutsche Bank AG	6/20/19	EUR	2,690	(58,625)	(36,078)	(22,547)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	1,187	71,431	39,312	32,119
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	1,155	69,505	44,482	25,023
Carlsberg Breweries A/S	1.00%	Citibank N.A.	9/20/19	EUR	150	(2,259)	(1,674)	(585)
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	425	(11,325)	(10,654)	(671)
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	265	(7,061)	(6,643)	(418)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	425	(11,325)	(10,659)	(666)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	315	(8,394)	(8,089)	(305)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	270	(7,195)	(6,934)	(261)
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	9/20/19	EUR	270	(4,065)	(3,338)	(727)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	875	2,543	23,047	(20,504)
Casino Guichard Perrachon SA	1.00%	Bank of America N.A.	3/20/20	EUR	120	(553)	8	(561)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	330	4,384	2,914	1,470
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	330	4,384	2,914	1,470
Casino Guichard Perrachon SA	1.00%	Citibank N.A.	3/20/20	EUR	230	(1,060)	154	(1,214)
Arrow Electronics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(15,800)	(8,392)	(7,408)
Avnet, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(11,746)	(3,408)	(8,338)
Block Financial LLC	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(172,140)	(182,551)	10,411
CBS Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(26,560)	(13,925)	(12,635)
Computer Sciences Corp.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(190,209)	(181,042)	(9,167)
The Dow Chemical Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(16,948)	(5,895)	(11,053)
Eastman Chemical Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(12,126)	(9,896)	(2,230)
Expedia, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(12,621)	(2,912)	(9,709)
FirstEnergy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(3,063)	7,408	(10,471)
Ford Motor Co.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(200,166)	(192,437)	(7,729)
Gap, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(14,835)	2,845	(17,680)
Hewlett-Packard Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(233)	(5,895)	5,662
International Paper Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(21,152)	(8,893)	(12,259)
Kinder Morgan Energy Partners LP	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(22,771)	1,041	(23,812)
Kohl’s Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(16,001)	15,146	(31,147)
Meadwestvaco Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(34,157)	(6,047)	(28,110)
Motorola Solutions, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(8,056)	(4,401)	(3,655)
Pitney Bowes, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(6,073)	(3,223)	(2,850)
Quest Diagnostics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(13,302)	3,498	(16,800)
Transocean, Inc.	5.00%	Barclays Bank PLC	3/20/20	USD	3,300	337,031	432,327	(95,296)
Valero Energy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(10,541)	17,064	(27,605)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	67

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, OTC credit default swaps — buy protection outstanding as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Viacom, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	$(19,025)	$(19,000)	$(25)
Xerox Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(5,637)	(6,519)	882
YUM! Brands, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(23,305)	(5,104)	(18,201)
Boyd Gaming Corp.	5.00%	Citibank N.A.	3/20/20	USD	1,300	(104,928)	(84,661)	(20,267)
Valero Energy Corp.	1.00%	Goldman Sachs International	3/20/20	USD	2,300	(24,244)	(21,437)	(2,807)
Staples, Inc.	1.00%	Morgan Stanley Capital Services LLC	3/20/20	USD	3,500	121,117	111,939	9,178
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/20	USD	10,520	549,383	572,095	(22,712)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	3,693	192,858	197,778	(4,920)
Total						$(4,093,723)	$1,437,988	$(5,531,711)

•	As of March 31, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	2,000	$27,515	$(117,734)	$145,249
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	34,539	(12,575)	47,114
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	2,200	30,267	(77,140)	107,407
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	1,711,230	52,085	1,659,145
Abengoa SA	5.00%	Barclays Bank PLC	3/20/18	B	EUR	135	(14,775)	(12,702)	(2,073)
Abengoa SA	5.00%	Credit Suisse International	3/20/18	B	EUR	200	(21,889)	(18,818)	(3,071)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	4,500	52,828	(168,442)	221,270
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	37	327	(1,769)	2,096
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	790	14,015	1,919	12,096
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	201,752	213,194	(11,442)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	1,660	288,714	302,331	(13,617)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	830	144,357	151,855	(7,498)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	36,174	39,682	(3,508)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	36,174	40,453	(4,279)
Astaldi SpA	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	48	3,356	808	2,548
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	72	5,034	472	4,562
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	50	3,496	1,680	1,816
Astaldi SpA	5.00%	Deutsche Bank AG	6/20/19	B+	EUR	47	3,295	1,702	1,593
Astaldi SpA	5.00%	Goldman Sachs International	6/20/19	B+	EUR	73	5,095	2,448	2,647
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	350	(75,848)	(9,256)	(66,592)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	140	(8,921)	(10,752)	1,831
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	135	(8,602)	(10,804)	2,202
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB	EUR	270	(17,205)	(21,329)	4,124
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB	EUR	270	(17,204)	(20,735)	3,531
Abengoa SA	5.00%	Citibank N.A.	12/20/19	B	EUR	5	(732)	(892)	160
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	145	(23,564)	(36,442)	12,878
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	105	(17,064)	(22,099)	5,035
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	100	(16,251)	(26,770)	10,519
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	120	11,340	1,733	9,607
ArcelorMittal	1.00%	Citibank N.A.	12/20/19	BB	EUR	245	(18,074)	(18,682)	608
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	1,533	(31,829)	(56,939)	25,110

See Consolidated Notes to Financial Statements.

68	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, OTC credit default swaps — sold protection outstanding were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Italy	1.00%	HSBC Bank PLC	12/20/19	BBB-	USD	1,808	$(3,552)	$(43,338)	$39,786
Republic of Italy	1.00%	Morgan Stanley Capital Services LLC	12/20/19	BBB-	USD	992	(1,950)	(23,362)	21,412
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	720	(174,879)	(54,886)	(119,993)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	595	(144,519)	(43,864)	(100,655)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	595	(144,518)	(42,820)	(101,698)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/20	B	EUR	450	(75,962)	(73,159)	(2,803)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B	EUR	270	(45,577)	(36,431)	(9,146)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B	EUR	180	(30,385)	(24,288)	(6,097)
AK Steel Corp.	5.00%	Citibank N.A.	3/20/20	B-	USD	2,500	(328,557)	(294,807)	(33,750)
AK Steel Corp.	5.00%	Citibank N.A.	3/20/20	B-	USD	1,100	(144,565)	(127,147)	(17,418)
Apache Corp.	1.00%	BNP Paribas S.A.	3/20/20	A-	USD	1,050	(13,038)	(55,872)	42,834
Apache Corp.	1.00%	BNP Paribas S.A.	3/20/20	A-	USD	1,050	(13,038)	(49,347)	36,309
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	A-	USD	2,510	(31,167)	(107,885)	76,718
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	A-	USD	540	(6,705)	(23,576)	16,871
Bank of America Corp.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	57,834	40,616	17,218
Chesapeake Energy Corp.	5.00%	Goldman Sachs International	3/20/20	BB+	USD	1,200	62,124	101,579	(39,455)
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank N.A.	3/20/20	BB+	USD	1,500	77,656	132,245	(54,589)
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank N.A.	3/20/20	BB+	USD	725	37,534	55,500	(17,966)
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank N.A.	3/20/20	BB+	USD	500	25,886	29,134	(3,248)
Chesapeake Energy Corp.	5.00%	Morgan Stanley Capital Services LLC	3/20/20	BB+	USD	1,200	62,125	78,110	(15,985)
Chesapeake Energy Corp.	5.00%	Morgan Stanley Capital Services LLC	3/20/20	BB+	USD	500	25,885	36,307	(10,422)
Chesapeake Energy Corp.	5.00%	Morgan Stanley Capital Services LLC	3/20/20	BB+	USD	307	15,893	23,093	(7,200)
Citigroup, Inc.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	44,580	36,037	8,543
Freeport-McMoRan, Inc.	1.00%	Citibank N.A.	3/20/20	BBB-	USD	3,720	(245,071)	(316,964)	71,893
Freeport-McMoRan, Inc.	1.00%	Citibank N.A.	3/20/20	BBB-	USD	1,915	(126,159)	(145,958)	19,799
Freeport-McMoRan, Inc.	1.00%	Credit Suisse International	3/20/20	BBB-	USD	765	(50,397)	(56,134)	5,737
The Goldman Sachs Group, Inc.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	28,298	14,827	13,471
JPMorgan Chase and Co.	1.00%	Barclays Bank PLC	3/20/20	A	USD	3,200	60,522	49,808	10,714
Morgan Stanley	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	43,955	17,841	26,114
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	575	58,809	55,398	3,411
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	575	58,803	55,522	3,281
Republic of Italy	1.00%	Goldman Sachs International	3/20/20	BBB-	USD	5,000	(17,006)	(35,075)	18,069
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	3,300	(844,424)	(829,572)	(14,852)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	1,100	(281,474)	(246,359)	(35,115)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	1,100	(281,474)	(236,503)	(44,971)
Transocean, Inc.	1.00%	Goldman Sachs International	3/20/20	BB+	USD	1,100	(281,474)	(303,593)	22,119
United Rentals, Inc.	5.00%	Barclays Bank PLC	3/20/20	BB-	USD	700	90,925	75,431	15,494
United Rentals, Inc.	5.00%	Goldman Sachs International	3/20/20	BB-	USD	800	103,915	86,640	17,275
United Rentals, Inc.	5.00%	Goldman Sachs International	3/20/20	BB-	USD	700	90,926	75,810	15,116

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	69

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, OTC credit default swaps — sold protection outstanding were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Vougeot Bidco PLC	5.00%	Goldman Sachs International	3/20/20	B	EUR	340	$33,539	$25,960	$7,579
Vougeot Bidco PLC	5.00%	Goldman Sachs International	3/20/20	B	EUR	340	33,541	31,188	2,353
Wells Fargo & Co.	1.00%	Barclays Bank PLC	3/20/20	A+	USD	3,200	95,410	76,113	19,297
Abengoa SA	5.00%	Barclays Bank PLC	6/20/20	B	EUR	180	(31,574)	(39,630)	8,056
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B	EUR	190	(33,329)	(35,223)	1,894
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B	EUR	127	(22,220)	(23,138)	918
Abengoa SA	5.00%	Credit Suisse International	6/20/20	B	EUR	180	(31,574)	(40,124)	8,550
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B	EUR	180	(31,574)	(39,630)	8,056
The Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	8,770	67,576	51,040	16,536
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	1,846	(22,016)	(25,456)	3,440
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	1,845	(22,004)	(30,053)	8,049
United Mexican States	1.00%	Citibank N.A.	6/20/20	BBB+	USD	3,763	(44,883)	(68,587)	23,704
United Mexican States	1.00%	HSBC Bank PLC	6/20/20	BBB+	USD	2,083	(24,840)	(37,203)	12,363
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB-	USD	3,172	(180,978)	(233,023)	52,045
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	160	(8,359)	(18,028)	9,669
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	320	(16,718)	(37,111)	20,393
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	1,550	(44,530)	(98,663)	54,133
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	1,670	(47,977)	(112,261)	64,284
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	1,670	(47,978)	(104,312)	56,334
CMBX.NA Series 7 AAA	0.50%	Morgan Stanley Capital Services LLC	1/17/47	AAA	USD	5,000	(122,252)	(172,311)	50,059
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	920	(15,989)	(86,739)	70,750
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(86,901)	(452,979)	366,078
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	2,320	(40,322)	(221,501)	181,179
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	2,000	(51,300)	(284,663)	233,363
Total							$(699,923)	$(4,016,894)	$3,316,971

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/16	BRL	46,303	$81,487	$1,377	$80,110
12.30%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	30,093	(56,327)	(895)	(55,432)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	21,685	(74,993)	(286)	(74,707)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	5,825	(28,913)	(45)	(28,868)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	5,234	(22,620)	(114)	(22,506)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	59,840	31,529	2,869	28,660
11.83%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	27,175	50,084	(1,168)	51,252
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	26,976	(7,896)	672	(8,568)
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	24,659	14,206	1,171	13,035
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	16,143	(22,248)	(379)	(21,869)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	11,845	31,825	(277)	32,102
4.19%[2]	28-day MXIBTIIE	Deutsche Bank AG	12/16/16	MXN	99,813	7,479	(509)	7,988
12.50%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/17	BRL	12,538	(40,793)	(475)	(40,318)
11.17%[1]	1-day BZDIOVER	Credit Suisse International	1/02/17	BRL	12,812	138,136	233	137,903
12.18%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	7,200	31,740	361	31,379
12.22%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	3,929	16,007	204	15,803

See Consolidated Notes to Financial Statements.

70	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, OTC interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.11%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	8,230	$(5,786)	$(154)	$(5,632)
12.18%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	8,211	(26,150)	(237)	(25,913)
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	11/17/17	MXN	30,329	8,962	195	8,767
13.34%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	18,331	22,648	(228)	22,876
13.14%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	11,058	(7,433)	(102)	(7,331)
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	3/16/18	MXN	40,270	(2,165)	305	(2,470)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	39,525	7,995	551	7,444
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	3/21/18	MXN	39,525	6,513	560	5,953
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	23,232	3,604	75	3,529
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	11/14/18	MXN	35,665	15,520	106	15,414
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	11/15/19	MXN	25,117	6,252	269	5,983
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	11/18/19	MXN	23,840	10,759	85	10,674
4.81%[2]	28-day MXIBTIIE	Bank of America N.A.	1/28/20	MXN	23,824	(29,543)	—	(29,543)
1.96%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	1/30/20	KRW	6,379,000	36,530	79	36,451
5.59%[2]	28-day MXIBTIIE	Goldman Sachs International	3/04/20	MXN	95,557	92,491	(389)	92,880
5.42%[2]	28-day MXIBTIIE	Goldman Sachs International	3/06/20	MXN	54,720	25,463	(837)	26,300
5.23%[2]	28-day MXIBTIIE	Bank of America N.A.	3/12/20	MXN	72,977	(10,005)	(252)	(9,753)
5.21%[2]	28-day MXIBTIIE	Deutsche Bank AG	3/16/20	MXN	83,955	(18,783)	(298)	(18,485)
12.97%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	9,908	7,155	(16)	7,171
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	4,756	112,016	120	111,896
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	2,974	(41,027)	(29)	(40,998)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	1,990	(34,619)	(11)	(34,608)
3.27%1	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	(988,407)	—	(988,407)
6.19%[2]	28-day MXIBTIIE	Goldman Sachs International	7/25/24	MXN	23,177	24,597	(142)	24,739
6.37%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/18/24	MXN	17,946	34,151	(114)	34,265
2.54%[2]	3-month KRW Certificate of Deposit	Morgan Stanley Capital Services LLC	11/13/24	KRW	1,411,696	59,686	—	59,686
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	37,523	(27,604)	(191)	(27,413)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	16,314	(11,362)	(83)	(11,279)
2.55%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/20/24	KRW	1,411,696	58,478	(14)	58,492
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	23,376	28,776	324	28,452
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN	31,430	(67,589)	(134)	(67,455)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs International	1/13/25	MXN	45,012	(107,232)	(193)	(107,039)
2.24%[2]	3-month KRW Certificate of Deposit	Bank of America N.A.	1/15/25	KRW	1,346,200	22,616	(4)	22,620
6.04%[2]	28-day MXIBTIIE	Bank of America N.A.	3/17/25	MXN	21,288	1,530	(107)	1,637
6.04%[2]	28-day MXIBTIIE	Credit Suisse International	3/17/25	MXN	14,192	1,020	(71)	1,091
7.48%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	3/25/25	ZAR	52,535	(69,979)	(333)	(69,646)
Total						$(712,219)	$1,469	$(713,688)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	71

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of March 31, 2015, OTC cross-currency swaps outstanding were as follows:

		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays		Fund Receives		Counterparty	Expiration Date	Value	Premiums Received	Unrealized Depreciation
3-month LIBOR	3-month EURIBOR minus 0.315%	EUR	44,829	USD	49,872	Credit Suisse International	3/06/20	$(3,388,275)	$(62,167)	$(3,326,108)
3-month LIBOR	3-month EURIBOR minus 0.33125%	EUR	29,351	USD	31,591	Credit Suisse International	4/02/20	(36,967)	(30,267)	(6,700)
Total								$(3,425,242)	$(92,434)	$(3,332,808)

•	As of March 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)[3]			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/04/15	EUR	804		$(131,807)	—	$(131,807)
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/07/15	EUR	809		(132,672)	—	(132,672)
Volkswagen AG	3-month EURIBOR minus 0.20%[1]	Bank of America N.A.	5/22/15	EUR	3		(213,957)	—	(213,957)
Volkswagen AG	3-month EURIBOR minus 0.40%[1]	Bank of America N.A.	5/22/15	EUR	3		(212,534)	—	(212,534)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/11/15	EUR	112		(11,160)	—	(11,160)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/12/15	EUR	297		(29,385)	—	(29,385)
Repsol SA	0% Fixed[1]	Citibank N.A.	7/17/15	EUR	—	[3]	(727)	—	(727)
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	7/17/15	EUR	1		(24,902)	—	(24,902)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	7/17/15	EUR	1,047		(241,236)	—	(241,236)
Aperam SA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	9/18/15	EUR	2		(26,650)	—	(26,650)
Aperam SA	3-month EURIBOR minus 0.35%[1]	JPMorgan Chase Bank N.A.	9/30/15	EUR	1		(7,693)	—	(7,693)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	1,244		(316,453)	—	(316,453)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	76		(14,894)	—	(14,894)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	233		(18,084)	—	(18,084)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	216		12,918	—	12,918
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	62		4,788	—	4,788
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	53		(3,043)	—	(3,043)

See Consolidated Notes to Financial Statements.

72	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)[3]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	41	$(2,455)	—	$(2,455)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	24	2,097	—	2,097
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	20	684	—	684
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	16	590	—	590
Repsol SA	3-month EURIBOR minus 0.20%[1]	Goldman Sachs International	11/12/15	EUR	51	3,391	—	3,391
Bankia SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	12/17/15	EUR	146	(8,830)	—	(8,830)
Bankia SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	12/17/15	EUR	74	(1,791)	—	(1,791)
Comcast Corp.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	12/31/15	USD	23	24,709	—	24,709
Banco Bilbao Vizcaya Argentaria SA	1-month EURIBOR minus 0.35%[1]	BNP Paribas S.A.	1/16/16	EUR	49	(28,590)	—	(28,590)
Aperam SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	1/18/16	EUR	6	(79,027)	—	(79,027)
Bankia SA	3-month EURIBOR minus 0.35%[1]	BNP Paribas S.A.	1/18/16	EUR	255	(33,677)	—	(33,677)
Repsol SA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	1/18/16	EUR	1	(3,071)	—	(3,071)
Standard Chartered PLC	1-month LIBOR minus 0.40%[1]	Goldman Sachs International	1/18/16	GBP	34	(101,291)	—	(101,291)
Volkswagen AG	3-month EURIBOR minus 0.43%[1]	BNP Paribas S.A.	1/18/16	EUR	3	(162,706)	—	(162,706)
Volkswagen AG	3-month EURIBOR minus 0.43%[1]	BNP Paribas S.A.	1/18/16	EUR	4	(152,060)	—	(152,060)
Freeport-McMoRan Copper & Gold, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/29/16	USD	33	(64,738)	—	(64,738)
Standard Chartered PLC	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	3/09/16	GBP	32	(56,674)	—	(56,674)
Altice SA	3-month EURIBOR minus 0.40%[1]	BNP Paribas S.A.	3/11/16	EUR	5	(4,909)	—	(4,909)
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	3/16/16	EUR	9	(17,990)	—	(17,990)
Energy Select Sector SPDR Fund	3-month LIBOR minus 0.20%[1]	Bank of America N.A.	3/19/16	USD	12	(18,048)	—	(18,048)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/39	USD	843	(5,944)	$686	(6,630)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	73

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of March 31, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)[3]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/39	USD	587	$(4,139)	$5,542	$(9,681)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	1,347	(15,774)	(13,625)	(2,149)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,383	(16,189)	(11,905)	(4,284)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,347	(15,773)	(20,521)	4,748
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,347	(16,970)	(17,146)	176
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,347	(15,773)	(7,556)	(8,217)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,312	(15,359)	15,012	(30,371)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,312	(15,358)	17,231	(32,589)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	USD	2,664	(48,116)	(21,963)	(26,153)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	USD	1,400	(23,229)	(25,070)	1,841
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/45	USD	1,400	(23,228)	(10,603)	(12,625)
Total						$(2,287,729)	$(89,918)	$(2,197,811)

[1]	Master Portfolio pays the total return of the reference entity and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the total return of the reference entity.

[3]	Amount is less than 500.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Consolidated Notes to Financial Statements.

74	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Consolidated Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$669,463,998	$128,643,690	$798,107,688
Common Stocks	$15,288,328	6,737,459	—	22,025,787
Corporate Bonds	—	1,928,159,323	1,218,057	1,929,377,380
Floating Rate Loan Interests	—	92,473,172	2,134,116	94,607,288
Foreign Agency Obligations	—	31,495,535	—	31,495,535
Foreign Government Obligations	—	207,360,204	—	207,360,204
Non-Agency Mortgage-Backed Securities	—	481,586,242	81,230,345	562,816,587
Other Interests	—	1	—	1
Preferred Securities	20,109,818	82,093,991	1,810,268	104,014,077
Taxable Municipal Bonds	—	352,675,723	—	352,675,723
U.S. Government Sponsored Agency Securities	—	4,755,499,327	6,581,324	4,762,080,651
U.S. Treasury Obligations	—	1,935,107,660	—	1,935,107,660
Short-Term Securities:
Borrowed Bond Agreements	—	108,012,651	—	108,012,651
Mutual Funds	12,866,608	—	—	12,866,608
Options Purchased:
Equity Contracts	2,524,515	605,560	—	3,130,075
Foreign Currency Exchange Contracts	—	14,462,647	—	14,462,647
Interest Rate Contracts	520,688	13,910,599	—	14,431,287
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(2,743,317,272)	—	(2,743,317,272)
Borrowed Bonds	—	(107,810,829)	—	(107,810,829)
Total	$51,309,957	$7,828,515,991	$221,617,800	$8,101,443,748

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$4,730,368	—	$4,730,368
Equity contracts	$178,872	49,177	—	228,049
Foreign currency exchange contracts	—	48,673,794	—	48,673,794
Interest rate contracts	4,471,032	1,481,899	—	5,952,931
Liabilities:
Credit contracts	—	(6,530,841)	—	(6,530,841)
Equity contracts	(853,280)	(2,121,054)	—	(2,974,334)
Foreign currency exchange contracts	(122,124)	(26,711,695)	—	(26,833,819)
Interest rate contracts	(4,946,132)	(21,671,113)	—	(26,617,245)
Total	$(1,271,632)	$(2,099,465)	—	$(3,371,097)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	75

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

The carrying amount or face value, including accrued interest, for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,890,057	—	—	$14,890,057
Foreign currency at value	15,292,816	—	—	15,292,816
Cash pledged for financial futures contracts	9,256,000	—	—	9,256,000
Cash pledged as collateral for OTC derivatives	3,550,000	—	—	3,550,000
Cash pledged for centrally cleared swaps	9,830,000	—	—	9,830,000
Liabilities:
Reverse repurchase agreements	—	$(1,116,862,197)	—	(1,116,862,197)
Cash received as collateral for OTC derivatives	—	(2,900,000)	—	(2,900,000)
Cash received as collateral for TBA commitments	—	(2,497,000)	—	(2,497,000)
Total	$52,818,873	$(1,122,259,197)	—	$(1,069,440,324)

There were no transfers between Level 1 and Level 2 during the year ended March 31, 2015.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2014	$33,947,846	—	$9,752,869	$22,024,354	$1	$2,346,986	—	$68,072,056
Transfers into Level 3	39,230,940	—	—	—	—	—	—	39,230,940
Transfers out of Level 3[1]	(11,500,099)	—	—	(12,831)	(1)	—	—	(11,512,931)
Accrued discounts/premiums	19,137	$3,754	3,073	21,738	—	—	$(960)	46,742
Net realized gain (loss)	6,902	11,462	2,761	59,984	—	—	—	81,109
Net change in unrealized appreciation/depreciation[2,3]	(851,215)	(139,561)	(182,461)	(195,970)	—	(536,718)	12,866	(1,893,059)
Purchases	81,560,866	1,520,444	—	66,044,450	—	—	6,569,418	155,695,178
Sales	(13,770,687)	(178,042)	(7,442,126)	(6,711,380)	—	—	—	(28,102,235)
Closing Balance, as of March 31, 2015	$128,643,690	$1,218,057	$2,134,116	$81,230,345	—	$1,810,268	$6,581,324	$221,617,800
Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[3]	$(850,568)	$(139,561)	$(4,721)	$(196,883)	—	$(536,718)	$12,866	$(1,715,585)

[1]

As of September 30, 2014, the Master Portfolio used significant unobservable inputs in determining the value of certain investments. As of March 31, 2015, the Master Portfolio used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $11,512,931 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statement of Operations.

[3]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

See Consolidated Notes to Financial Statements.

76	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Statement of Assets and Liabilities	Master Total Return Portfolio

March 31, 2015 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $10,880,051,897)	$10,939,698,152
Investments at value — affiliated (cost — $12,873,806)	12,873,697
Cash	14,890,057
Cash pledged as collateral for OTC derivatives	3,550,000
Cash pledged for centrally cleared swaps	9,830,000
Cash pledged for financial futures contracts	9,256,000
Foreign currency at value (cost — $15,360,411)	15,292,816
Variation margin receivable on financial futures contracts	1,026,438
Variation margin receivable on centrally cleared swaps	916,707
Investments sold receivable	153,113,081
Swaps receivable	151,439
TBA sale commitments receivable	2,731,349,440
Swap premiums paid	4,936,427
Interest rate floors premiums paid	2,609,173
Unrealized appreciation on forward foreign currency exchange contracts	48,673,794
Unrealized appreciation on OTC swaps	5,275,857
Unrealized appreciation on interest rate floors	448,382
Contributions receivable from investors	11,371,464
Interest receivable	34,663,441
Dividends receivable — unaffiliated	29,613
Prepaid expenses	17,933
Other assets	1,599

Total assets	13,999,975,510

Liabilities
Options written at value (premiums received — $20,097,434)	24,917,981
Borrowed bonds at value (proceeds — $107,498,813)	107,810,829
TBA sale commitments at value (proceeds — $2,731,349,440)	2,743,317,272
Reverse repurchase agreements	1,116,862,197
Cash received as collateral for OTC derivatives	2,900,000
Cash received as collateral for TBA commitments	2,497,000
Variation margin payable on financial futures contracts	842,495
Investments purchased payable	3,313,529,470
Swaps payable	239,103
Swap premiums received	7,696,216
Interest rate floors premiums received	711,593
Unrealized depreciation on forward foreign currency exchange contracts	16,515,512
Unrealized depreciation on OTC swaps	13,734,904
Unrealized depreciation on interest rate floors	1,156,723
Interest expense payable	912,269
Investment advisory fees payable	319,466
Professional fees payable	29,483
Directors’ fees payable	10,048
Other affiliates payable	17,103
Other accrued expenses payable	258,982

Total liabilities	7,354,278,646

Net Assets	$6,645,696,864

Net Assets Consist of
Investors’ capital	$6,583,100,733
Net unrealized appreciation/depreciation	62,596,131

Net Assets	$6,645,696,864

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	77

Consolidated Statement of Operations	Master Total Return Portfolio

Six Months Ended March 31, 2015 (Unaudited)

Investment Income
Interest — unaffiliated	$83,724,414
Dividends — unaffiliated	647,696
Dividends — affiliated	8,560
Interest — affiliated	48
Foreign taxes withheld	(6,501)

Total income	84,374,217

Expenses
Investment advisory	1,622,767
Accounting services	271,596
Custodian	257,467
Professional	78,533
Directors	31,712
Printing	3,797
Miscellaneous	80,697

Total expenses excluding interest expense	2,346,569
Interest expense	773,093

Total expenses	3,119,662
Less fees waived by Manager	(9,851)

Total expenses after fees waived	3,109,811

Net investment income	81,264,406

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	53,469,386
Investments — affiliated	1,154
Options written and structured options	637,531
Financial futures contracts	5,780,960
Swaps	(6,399,229)
Foreign currency transactions	69,736,738
Borrowed bonds	(815,355)

122,411,185

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	10,820,325
Investments — affiliated	41
Options written and structured options	3,688,465
Financial futures contracts	360,922
Interest rate floors	(708,341)
Swaps	(6,407,582)
Foreign currency translations	2,062,368
Short Sales	(3,215)
Unfunded floating rate loan interests	134,852
Borrowed bonds	1,130,384

11,078,219

Total realized and unrealized gain	133,489,404

Net Increase in Net Assets Resulting from Operations	$214,753,810

See Notes to Consolidated Financial Statements.

78	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Consolidated Statements of Changes in Net Assets	Master Total Return Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014

Operations
Net investment income	$81,264,406		$134,783,460
Net realized gain	122,411,185		77,891,869
Net change in unrealized appreciation/depreciation	11,078,219		18,644,434

Net increase in net assets resulting from operations	214,753,810		231,319,763

Capital Transactions
Proceeds from contributions	3,716,964,451	[1]	1,051,326,985
Value of withdrawals	(717,790,793)		(1,182,035,050)

Net decrease in net assets derived from capital transactions	2,999,173,658		(130,708,065)

Net Assets
Total increase in net assets	3,213,927,468		100,611,698
Beginning of period	3,431,769,396		3,331,157,698

End of period	$6,645,696,864		$3,431,769,396

[1]	Includes reimbursement from affiliate relating to processing errors.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	79

Financial Highlights	Master Total Return Portfolio

	Six Months Ended March 31, 2015[1] (Unaudited)
		Year Ended September 30,
		2014[1]	2013[1]	2012[1]	2011	2010
Total Return
Total return	4.23%[2]	7.15%	1.30%	10.04%	2.82%	13.05%

Ratios to Average Net Assets
Total expenses	0.12%[3]	0.25%	0.32%	0.29%	0.56%	0.58%

Total expenses after fees waived and paid indirectly	0.12%[3]	0.25%	0.32%	0.29%	0.56%	0.58%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.09%[3]	0.14%	0.12%	0.12%	0.11%	0.13%

Net investment income	3.06%[3]	4.03%	3.59%	4.20%	4.67%	4.97%

Supplemental Data
Net assets, end of period (000)	$6,645,697	$3,431,769	$3,331,158	$3,470,151	$3,899,364	$3,591,890

Portfolio turnover rate[4]	529%	750%	777%	1,346%	1,771%	1,754%

[1]	Consolidated Financial Highlights.

[2]	Aggregate total return.

[3]	Annualized.

[4]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding mortgage dollar roll transactions)	468%	529%	450%	752%	1,379%	1,248%

See Notes to Consolidated Financial Statements.

80	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Notes to Consolidated Financial Statements (Unaudited)	Master Total Return Portfolio

1. Organization:

Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of the Master Portfolio and primarily invests in commodity-related instruments. The Subsidiary enables the Master Portfolio to hold these commodity-related instruments while allowing its investors to satisfy regulated investment company tax requirements. The Master Portfolio may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Master Portfolio, except that the Subsidiary may invest without limitation in commodity-related instruments.

2. Significant Accounting Policies:

The Master Portfolio’s consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: The Master Portfolio investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master Portfolio for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Master Portfolio’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, forward foreign currency exchange contracts, options written, swaps, short sales and structured options), or certain borrowings (e.g., reverse repurchase transactions and treasury roll transactions) that would be “senior securities” for 1940 Act purposes, the Master Portfolio may

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Master Portfolio’s future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and for interim periods beginning after March 31, 2015. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Collateralized Debt Obligations: The Master Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Inflation-Indexed Bonds: The Master Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Master Portfolio may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Master Portfolio also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Master Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: The Master Portfolio may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Master Portfolio may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Master Portfolio may invest in floating rate loan interests. The floating rate loan interests held by the Master Portfolio are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Master Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers,

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and investments may be denominated in foreign currencies. The Master Portfolio considers these investments to be investments in debt securities for purposes of its investment policies.

When the Master Portfolio purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Master Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Master Portfolio upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Master Portfolio may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Master Portfolio may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Master Portfolio having a contractual relationship only with the lender, not with the borrower. The Master Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Master Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Master Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Master Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. The Master Portfolio’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Master Portfolio having a direct contractual relationship with the borrower, and the Master Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments and When-Issued Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Consolidated Schedule of Investments.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination. The collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Typically, the Master Portfolio is permitted to sell, repledge or use the collateral they receive; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Borrowed Bond Agreements: The Master Portfolio may enter into borrowed bond agreements. In a borrowed bond agreement, the Master Portfolio borrows a bond from a counterparty in exchange for cash collateral. The borrowed bond agreement contains a commitment that the security and the cash will be returned to the counterparty and the Master Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Master Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by the Master Portfolio may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Master Portfolio may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: The Master Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Master Portfolio continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Master Portfolio to the counterparties are recorded as a component of interest expense in the Consolidated Statement of Operations. In periods of increased demand for the security, the Master Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Master Portfolio.

Treasury Roll Transactions: The Master Portfolio may enter into treasury roll transactions. In a treasury roll transaction, the Master Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Master Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Master Portfolio and the counterparty over the term of the borrowing. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by the Master Portfolio on an accrual basis. The Master Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Master Portfolio. If the interest expense exceeds the income earned, the Master Portfolio’s net investment income may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Master Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

For the six months ended March 31, 2015, the average amount of reverse repurchase agreements and treasury roll transactions outstanding and the daily weighted average interest rate for the Master Portfolio were $854,685,244 and (0.16)%, respectively.

Reverse repurchase transactions, borrowed bond agreements and treasury roll transactions are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”), which permit the Master Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Master Portfolio. With reverse repurchase transactions, borrowed bond agreements and treasury roll transactions, typically the Master Portfolio and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Master Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Master Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

As of March 31, 2015, the following table is a summary of the Master Portfolio’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Borrowed Bond Agreements[1]	Reverse Repurchase Agreements	Borrowed Bonds at Value Including Accrued Interest[2]	Exposure Due (to)/from Counterparty Before Collateral	Non-cash Collateral Received[3]	Non-cash Collateral Pledged[3]	Net Collateral (Received)/ Pledged	Net Exposure Due (to)/from Counterparty[4]
Bank of Montreal	—	$(249,689,164)	—	$(249,689,164)	$(150,767)	$249,729,987	$249,579,220	$(109,944)
Barclays Bank PLC	$3,626,200	—	$(3,699,509)	(73,309)	—	—	—	(73,309)
Barclays Capital, Inc.	5,778,820	(1,228,109)	(5,669,778)	(1,119,067)	—	1,119,067	1,119,067	—
Citigroup Global Markets, Inc.	52,280,672	—	(52,557,434)	(276,762)	—	43,408	43,408	(233,354)
Credit Suisse Securities (USA) LLC	—	(66,705,117)	—	(66,705,117)	—	66,705,117	66,705,117	—
Deutsche Bank Securities, Inc.	21,803,538	(7,971,273)	(22,130,091)	(8,297,826)	—	8,257,532	8,257,532	(40,294)
J.P. Morgan Securities LLC	18,444,994	(451,689,006)	(18,588,332)	(451,832,344)	—	451,832,344	451,832,344	—
JPMorgan Chase Bank N.A.	1,511,492	—	(1,495,044)	16,448	—	—	—	16,448 [5]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	—	(339,579,528)	—	(339,579,528)	—	339,579,528	339,579,528	—
RBC Capital Markets, LLC	4,566,935	—	(4,582,910)	(15,975)	—	15,975	15,975	—

Total	$108,012,651	$(1,116,862,197)	$(108,723,098)	$(1,117,572,644)	$(150,767)	$1,117,282,958	$1,117,132,191	$(440,453)

[1]	Included in Investments at value-unaffiliated in the Consolidated Statement of Assets and Liabilities.

[2]	Includes accrued interest on borrowed bonds in the amount of $912,269 which is included in interest expense payable in the Consolidated Statement of Assets and Liabilities.

[3]

Net collateral with a value of $1,118,343,609 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[4]	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

[5]	Net receivable is subject to set-off provision with net payable under the ISDA Master Agreement.

When the Master Portfolio enters into an MRA and an ISDA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Master Portfolio to offset a net amount payable with a net amount receivable upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit the Master Portfolio from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to the Master Portfolio by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Master Portfolio’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Master Portfolio’s obligation to repurchase the securities.

Short Sales: The Master Portfolio may enter into short sale transactions in which the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio is required to repay the counterparty interest on the security sold short, which is shown as interest expense in the Consolidated Statement of Operations. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Master Portfolio sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

4. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to economically manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (e.g. inflation risk). These contracts may be transacted on an exchange or OTC.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Financial Futures Contracts: The Master Portfolio invests in long and/or short positions in financial futures contracts and options on financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited, if any, is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Master Portfolio as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Master Portfolio enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Master Portfolio, help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to underlying instruments including credit risk, equity risk, interest rate risk and/or foreign currency exchange risk and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Master Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Master Portfolio is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Master Portfolio enters into a closing transaction), the Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Master Portfolio writes a call option, such option is “covered,” meaning that the Master Portfolio holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Master Portfolio also purchases or sells listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-U.S. dollar denominated instruments owned by the Master Portfolio but not yet delivered, or committed or anticipated to be purchased by the Master Portfolio.

The Master Portfolio may also purchase and write a variety of options with non-standard payout structures or other features (“barrier options”). Barrier options are generally traded OTC. The Master Portfolio may invest in various types of barrier options including up-and-out options. Up-and-out options expire worthless if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the option’s expiration date.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Barrier options may also be referred to as knockout options. In a reverse knockout option, the option expires worthless if the price of the underlying instrument decreases beyond a predetermined barrier price level prior to the option’s expiration date.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Master Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

The Master Portfolio invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options are European-style options and may consist of single or multiple OTC options which are priced as a single security. European-style options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Master Portfolio will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

For the six months ended March 31, 2015, transactions in options written, including swaptions and currency options, were as follows:

		Calls			Puts
	Contracts	Notional (000)[1]	Premiums Received	Contracts	Notional (000)[1]	Premiums Received
Outstanding options, beginning of period	1,095	456,038	$5,403,960	187	476,317	$5,341,417
Options written	49,403	1,497,125	18,816,484	30,389	1,199,752	23,448,515
Options exercised	—	—	—	(689)	—	(42,195)
Options expired	(7,313)	(344,978)	(1,564,795)	(3,768)	(242,108)	(1,613,044)
Options closed	(39,474)	(738,694)	(11,962,116)	(22,054)	(811,059)	(17,730,792)

Outstanding options, end of period	3,711	869,491	$10,693,533	4,065	622,902	$9,403,901

[1]	Amount shown is in the currency in which the transaction was denominated.

As of March 31, 2015, the value of portfolio securities subject to covered call options written was $8,553,666.

Swaps: The Master Portfolio enters into swap agreements in which the Master Portfolio and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Master Portfolio for OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Master Portfolio enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Master Portfolio will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — The Master Portfolio enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

•

Cross-currency swaps — The Master Portfolio enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward interest rate swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make either periodic net payments beginning on a specified future effective date or a net payment at termination, unless terminated earlier.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

The following is a summary of the Master Portfolio’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of March 31, 2015
		Value
	Consolidated Statement of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities
	Net unrealized appreciation/depreciation[1] Unrealized appreciation/depreciation on OTC derivatives;
Interest rate contracts	Swap premiums received; Investments at value — unaffiliated[2]; Options written at value; Unrealized appreciation/depreciation on foreign currency exchange contracts; Investments at value — unaffiliated[2];	$23,041,418	$27,557,748
Foreign currency exchange contracts	Options written at value; Net unrealized appreciation/depreciation[1]; Unrealized appreciation/depreciation on OTC derivatives;	63,136,441	26,833,819
Credit contracts	Swap premiums received; Net unrealized appreciation/depreciation[1]; Unrealized appreciation/depreciation on OTC derivatives;	9,618,768	13,998,147
	Investments at value — unaffiliated[2];
Equity contracts	Options written at value;	3,358,124	2,974,334
Total		$99,154,751	$71,364,048

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported within the Consolidated Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Six Months Ended March 31, 2015
	Net Realized Gain (Loss) From	Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	$2,636,275	$167,982
Swaps	(8,680,212)	(4,647,451)
Interest rate floors	—	(708,341)
Options[1]	(4,064,295)	465,138
Foreign currency exchange contracts:
Financial futures contracts	2,764,670	(122,124)
Foreign currency transactions/translations	72,757,980	3,297,830
Options[1]	4,280,907	(191,011)
Credit contracts:
Swaps	1,018,406	1,443,752
Options[1]	(51,371)	(8,730)
Equity contracts:
Financial futures contracts	380,015	315,064
Swaps	1,262,577	(3,203,883)
Options[1]	583,930	(382,355)

Other contracts:
Total	$72,888,882	$(3,574,129)

[1]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

For the six months ended March 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts - long	$1,451,961,953
Average notional value of contracts - short	$1,655,834,037
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$944,302,829
Average amounts sold - in USD	$313,076,315
Options:
Average value of option contracts purchased	$22,750,260
Average value of option contracts written	$16,445,709
Average notional value of swaption contracts purchased	$680,661,745
Average notional value of swaption contracts written	$558,081,720
Average value of interest rate floors purchased	$1,921,880
Average value of interest rate floors written	$481,273
Structured options:
Average notional value	$6,458
Credit default swaps:
Average notional value - buy protection	$275,939,411
Average notional value - sell protection	$336,800,110
Interest rate swaps:
Average notional value - pays fixed rate	$307,340,994
Average notional value - receives fixed rate	$157,936,548
Cross currency swaps:
Average notional value - pays	$39,881,122
Average notional value - receives	$40,731,500
Total return swaps:
Average notional value	$210,612,844

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Master Portfolio.

For OTC options purchased, the Master Portfolio bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

In order to better define its contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the Master Portfolio and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

As of March 31, 2015, the Master Portfolio’s derivative assets and liabilities (by type) are as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Financial futures contracts	$1,026,438		$842,495
Forward foreign currency exchange contracts	48,673,794		16,515,512
Interest rate floors[1]	3,057,555		1,868,316
Options	32,024,009	[2]	24,917,981
Swaps - Centrally cleared	916,707		—
Swaps - OTC[3]	10,212,284		21,431,120

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	95,910,787		65,575,424
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,988,348)		(2,142,597)

Total derivative assets and liabilities subject to a MNA	$90,922,439		$63,432,827

[1]	Includes unrealized appreciation/depreciation on interest rate floors and interest rate floors premiums paid/received in the Consolidated Statement of Assets and Liabilities.

[2]

Includes options purchased at value which is included in Investments at value - unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

[3]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

As of March 31, 2015, the following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Bank of America N.A.	$13,419,816	$(10,549,452)	—	—	$2,870,364
The Bank of New York Mellon	16,156	—	—	—	16,156
Barclays Bank PLC	2,466,733	(2,466,733)	—	—	—
BNP Paribas S.A.	5,516,007	(3,434,734)	—	—	2,081,273
Citibank N.A.	30,011,493	(6,685,742)	—	—	23,325,751
Credit Suisse International	371,893	(371,893)	—	—	—
Deutsche Bank AG	13,398,029	(13,398,029)	—	—	—
Goldman Sachs Bank USA	153,509	(104,914)	—	—	48,595
Goldman Sachs International	11,728,304	(9,157,976)	—	$(2,570,328)	—
HSBC Bank PLC	803,783	(803,783)	—	—	—
JPMorgan Chase Bank N.A.	4,020,519	(4,020,519)	—	—	—
Morgan Stanley & Co. International PLC	292,860	—	—	—	292,860
Morgan Stanley Capital Services LLC	3,094,301	(429,988)	—	—	2,664,313
Royal Bank of Canada	4,154	—	—	—	4,154
Royal Bank of Scotland PLC	1,643,223	(444,789)	—	—	1,198,434
Standard Chartered Bank	379,824	(209,025)	—	—	170,799
State Street Bank and Trust Co.	1,210,644	(308,540)	—	—	902,104

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	93

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
TD Securities, Inc.	$76,180	$(381)	—	—	$75,799
UBS AG	2,315,011	(1,436,454)	—	—	878,557

Total	$90,922,439	$(53,822,952)	—	$(2,570,328)	$34,529,159

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[4]	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5]
Bank of America N.A.	$10,549,452	$(10,549,452)	—	—	—
Barclays Bank PLC	4,213,080	(2,466,733)	$(1,531,504)	—	$214,843
BNP Paribas S.A.	3,434,734	(3,434,734)	—	—	—
Citibank N.A.	6,685,742	(6,685,742)	—	—	—
Credit Suisse International	6,034,712	(371,893)	(3,215,411)	$(300,000)	2,147,408
Deutsche Bank AG	15,288,714	(13,398,029)	(1,040,881)	(600,000)	249,804
Goldman Sachs Bank USA	104,914	(104,914)	—	—	—
Goldman Sachs International	9,157,976	(9,157,976)	—	—	—
HSBC Bank PLC	1,003,299	(803,783)	—	—	199,516
JPMorgan Chase Bank N.A.	4,118,275	(4,020,519)	—	(97,756)	—
Morgan Stanley Capital Services LLC	429,988	(429,988)	—	—	—
Royal Bank of Scotland PLC	444,789	(444,789)	—	—	—
Société Générale	12,752	—	—	—	12,752
Standard Chartered Bank	209,025	(209,025)	—	—	—
State Street Bank and Trust Co.	308,540	(308,540)	—	—	—
TD Securities, Inc.	381	(381)	—	—	—
UBS AG	1,436,454	(1,436,454)	—	—	—

Total	$63,432,827	$(53,822,952)	$(5,787,796)	$(997,756)	$2,824,323

[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[2]	Excess of collateral received to the individual counterparty may not be shown for financial reporting purposes.

[3]	Net amount represents the net amount receivable from the counterparty in the event of default.

[4]	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

[5]	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee based on the percentage of the Master Portfolio’s average daily net assets at the following annual rates for the period indicated:

	Investment Advisory Fee
Average Daily Net Assets	Period October 1, 2014 to November 20, 2014	Period November 21, 2014 to March 31, 2015
First $250 Million	0.20%	0.16%
$250 Million - $500 Million	0.15%	0.12%
$500 Million - $750 Million	0.10%	0.08%
Greater than $750 Million	0.05%	0.05%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. This amount is shown as fees waived by the Manager in the Consolidated Statement of Operations.

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Master Portfolio pays the Manager based on the Master Portfolio’s net assets which includes the assets of the Subsidiary.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

The Manager, on behalf of the Master Portfolio, entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

For the six months ended March 31, 2015, the Master LLC reimbursed the Manager $17,198 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

During the six months ended March 31, 2015, the Portfolio received a reimbursement of $668 from an affiliate, which is included in capital transactions in the Consolidated Statements of Changes in Net Assets, relating to a processing error.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended March 31, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $9,977,127 and $661,733, respectively.

6. Purchases and Sales:

For the six months ended March 31, 2015, purchases and sales of investments, including paydown and mortgage dollar rolls and excluding short-term securities, were as follows:

Purchases
Non-U.S. Government Securities	$22,910,144,245
U.S. Government Securities	12,569,461,991

Total Purchases	$35,479,606,236

Sales
Non-U.S. Government Securities (including paydowns)	$21,715,081,483
U.S. Government Securities	11,480,052,711

Total Sales	$33,195,134,194

For the six months ended March 31, 2015, purchases and sales related to mortgage dollar rolls were as follows:
Purchases	$3,814,754,517
Sales	$3,813,458,310

7. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns remains open for each of the four years ended September 30, 2014. The statutes of limitations on Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,908,152,054

Gross unrealized appreciation	$112,712,836
Gross unrealized depreciation	(68,293,041)

Net unrealized appreciation	$44,419,795

8. Bank Borrowings:

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), was a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for a certain individual fund, the Participating Funds, including the Master Portfolio, could borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25,

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	95

Notes to Consolidated Financial Statements (concluded)	Master Total Return Portfolio

2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which the Participating Funds, including the Fund, can borrow up to $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The agreement terminates on April 23, 2015, unless otherwise extended to November 24, 2015 or renewed for a period of 364 days from April 23, 2015. The amended agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Consolidated Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2015, the Master Portfolio did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Consolidated Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and the following items were noted:

Effective April 23, 2015, the 364-day, $2.1 billion credit agreement to which the Master LLC is a party, was further amended to expire on April 21, 2016, unless otherwise extended or renewed.

96	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Robert Fairbairn, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, Director, President and Chief Executive Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2014, Paul L. Audet and Laurance D. Fink resigned as Directors of the Fund. Effective January 1, 2015, Robert Fairbairn and John M. Perlowski were appointed to serve as Directors of the Fund.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Fund and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Fund.

Effective as of the close of business on May 13, 2015, Valerie G. Brown and Donald C. Opatrny were appointed to serve as Directors of the Fund.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Custodian Bank of New York Mellon New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

Sub-Advisors BlackRock International Limited Edinburgh, EH3 8BL United Kingdom BlackRock (Singapore) Limited 079912 Singapore	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	97

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses [open end only], annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

98	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2015	99

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-3/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC
Date: June 2, 2015
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 2, 2015

3